UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026—June 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Tax-Managed Balanced Fund Admiral™ Shares - VTMFX

Vanguard Tax-Managed Capital Appreciation Fund Admiral™ Shares - VTCLX

Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares - VTCIX

Vanguard Tax-Managed Small-Cap Fund Admiral™ Shares - VTMSX

Vanguard Tax-Managed Small-Cap Fund Institutional Shares - VTSIX

Vanguard Tax-Managed Balanced Fund
Admiral™ Shares (VTMFX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Tax-Managed Balanced Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$12,251
Number of Portfolio Holdings	4,776
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Consumer Discretionary	6.1%
Consumer Staples	1.7%
Energy	1.5%
Financials	4.5%
Health Care	4.0%
Industrials	5.8%
Technology	19.8%
Utilities	1.1%
Tax-Exempt Municipal Bonds	52.8%
Other Assets and Liabilities—Net	2.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR103

Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares (VTCLX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$29,877
Number of Portfolio Holdings	902
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.5%
Consumer Discretionary	12.7%
Consumer Staples	3.6%
Energy	3.2%
Financials	9.6%
Health Care	8.5%
Industrials	12.1%
Real Estate	2.0%
Technology	42.0%
Telecommunications	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5102

Vanguard Tax-Managed Capital Appreciation Fund
Institutional Shares (VTCIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$29,877
Number of Portfolio Holdings	902
Portfolio Turnover Rate	4%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.5%
Consumer Discretionary	12.7%
Consumer Staples	3.6%
Energy	3.2%
Financials	9.6%
Health Care	8.5%
Industrials	12.1%
Real Estate	2.0%
Technology	42.0%
Telecommunications	2.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR135

Vanguard Tax-Managed Small-Cap Fund
Admiral™ Shares (VTMSX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$11,475
Number of Portfolio Holdings	604
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	3.6%
Consumer Discretionary	13.7%
Consumer Staples	3.2%
Energy	4.9%
Financials	18.2%
Health Care	12.0%
Industrials	17.1%
Information Technology	14.0%
Materials	4.4%
Real Estate	6.5%
Utilities	1.9%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR116

Vanguard Tax-Managed Small-Cap Fund
Institutional Shares (VTSIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$11,475
Number of Portfolio Holdings	604
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	3.6%
Consumer Discretionary	13.7%
Consumer Staples	3.2%
Energy	4.9%
Financials	18.2%
Health Care	12.0%
Industrials	17.1%
Information Technology	14.0%
Materials	4.4%
Real Estate	6.5%
Utilities	1.9%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR118

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2026
Vanguard Tax-Managed Balanced Fund

Contents
Financial Statements	1

Tax-Managed Balanced Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (47.2%)
Basic Materials (0.7%)
	Linde plc	44,362	23,021
	Newmont Corp.	89,362	8,346
	Freeport-McMoRan Inc.	129,326	8,133
	Ecolab Inc.	22,499	6,268
	Air Products and Chemicals Inc.	17,123	5,020
	Nucor Corp.	21,362	4,758
	Steel Dynamics Inc.	12,513	2,871
	Reliance Inc.	6,313	2,359
	Carpenter Technology Corp.	3,627	2,237
	Fastenal Co.	44,937	2,158
	Anglogold Ashanti plc	24,040	1,945
*	RBC Bearings Inc.	2,924	1,883
	CF Industries Holdings Inc.	15,530	1,681
	LyondellBasell Industries NV Class A	31,614	1,665
	Royal Gold Inc.	7,539	1,505
	FMC Corp.	120,995	1,391
	Albemarle Corp.	10,006	1,351
	Solstice Advanced Materials Inc.	14,926	1,322
	Alcoa Corp.	25,316	1,320
	Element Solutions Inc.	24,010	1,147
	Avery Dennison Corp.	6,651	1,080
	International Flavors & Fragrances Inc.	13,622	1,079
	Timken Co.	6,177	898
*	MP Materials Corp.	15,764	883
	Celanese Corp.	16,826	774
	Huntsman Corp.	68,414	727
	Mueller Industries Inc.	5,540	681
*	Cleveland-Cliffs Inc.	70,691	664
	Southern Copper Corp.	3,108	542
	Mosaic Co.	19,108	405
	Westlake Corp.	4,381	320
	Hexcel Corp.	2,432	243
	International Paper Co.	4,764	182
	NewMarket Corp.	162	128
			88,987
Consumer Discretionary (6.1%)
*	Amazon.com Inc.	809,334	192,896
*	Tesla Inc.	239,018	100,531
	Walmart Inc.	377,845	42,795
	Costco Wholesale Corp.	39,795	37,227
	Home Depot Inc.	76,865	27,109
*	Netflix Inc.	364,935	26,056
	McDonald's Corp.	55,329	14,956
	Walt Disney Co.	143,743	13,835
	TJX Cos. Inc.	86,399	13,089
*	Uber Technologies Inc.	176,605	12,744
	Booking Holdings Inc.	71,068	12,667
	Lowe's Cos. Inc.	46,479	10,248
	Starbucks Corp.	90,658	9,264
	Hilton Worldwide Holdings Inc.	27,714	9,158
*	O'Reilly Automotive Inc.	92,339	8,504
	Marriott International Inc. Class A	21,678	8,034
	Ross Stores Inc.	30,469	6,485
	General Motors Co.	80,237	6,185
*	AutoZone Inc.	1,910	6,104
	Royal Caribbean Cruises Ltd.	18,515	5,879
*	Spotify Technology SA	12,719	5,840
*	Airbnb Inc. Class A	40,573	5,806
*	United Airlines Holdings Inc.	41,396	5,629

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Warner Bros Discovery Inc.	198,041	5,280
*	Chipotle Mexican Grill Inc.	136,529	4,642
	Electronic Arts Inc.	22,496	4,613
	Delta Air Lines Inc.	48,013	4,497
	DR Horton Inc.	25,822	4,206
*	Take-Two Interactive Software Inc.	16,327	4,081
*	Copart Inc.	144,118	4,063
	Yum! Brands Inc.	25,070	4,008
	PulteGroup Inc.	26,755	3,671
*	Carvana Co.	54,245	3,570
	eBay Inc.	30,117	3,366
*	Live Nation Entertainment Inc.	18,093	3,313
	NIKE Inc. Class B	80,707	3,313
*	Aptiv plc	52,378	3,215
*	ROBLOX Corp. Class A	51,878	2,821
*	NVR Inc.	412	2,807
*	MGM Resorts International	55,676	2,662
	Toll Brothers Inc.	15,790	2,601
	Expedia Group Inc.	9,944	2,544
	Garmin Ltd.	10,444	2,481
*	Dollar Tree Inc.	18,654	2,256
	Dollar General Corp.	19,540	2,249
	Williams-Sonoma Inc.	9,419	2,196
*	AutoNation Inc.	11,806	2,193
*	Liberty Media Corp.-Liberty Formula One Class C	23,030	2,191
*	Ulta Beauty Inc.	4,743	2,139
	Tapestry Inc.	13,510	1,978
	Target Corp.	14,951	1,953
	Ford Motor Co.	140,380	1,951
	Southwest Airlines Co.	37,386	1,922
*	Burlington Stores Inc.	6,011	1,904
*	BJ's Wholesale Club Holdings Inc.	21,299	1,858
	Lennar Corp. Class A	19,426	1,758
	BorgWarner Inc.	25,408	1,687
	Carnival Corp. Ltd.	58,135	1,661
	News Corp. Class A	65,851	1,635
	Fox Corp. Class A	30,124	1,571
*	Coupang Inc.	88,239	1,533
*	Deckers Outdoor Corp.	15,347	1,524
*	Flutter Entertainment plc	14,730	1,505
	Estee Lauder Cos. Inc. Class A	17,377	1,372
*	Valvoline Inc.	33,483	1,324
	Tractor Supply Co.	41,730	1,319
	Somnigroup International Inc.	15,519	1,217
	PVH Corp.	15,908	1,181
*	Lululemon Athletica Inc.	10,086	1,152
*	CarMax Inc.	21,650	1,145
	Pool Corp.	5,209	1,119
*	DraftKings Inc. Class A	42,105	1,064
	Gentex Corp.	41,942	1,060
*	Madison Square Garden Sports Corp.	2,587	1,040
	Hyatt Hotels Corp. Class A	5,339	1,035
*	Rivian Automotive Inc. Class A	59,161	1,026
	U-Haul Holding Co. (XNYS)	17,775	1,026
	Lear Corp.	7,270	975
	Omnicom Group Inc.	13,314	970
	Murphy USA Inc.	1,796	968
*	GameStop Corp. Class A	42,344	935
	Aramark	16,347	930
	Lithia Motors Inc. Class A	3,144	913
*	Crocs Inc.	7,392	892
*	Alaska Air Group Inc.	16,942	884
	Ralph Lauren Corp.	2,192	880
*	Floor & Decor Holdings Inc. Class A	14,565	865
	RB Global Inc.	7,428	865
	New York Times Co. Class A	11,770	824
*	SiteOne Landscape Supply Inc.	7,155	819
*	Norwegian Cruise Line Holdings Ltd.	37,345	788
*	Viking Holdings Ltd.	7,170	750
*	Grand Canyon Education Inc.	5,181	741

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Trade Desk Inc. Class A	40,697	736
*	Caesars Entertainment Inc.	24,368	735
	Churchill Downs Inc.	8,017	719
*	Penn Entertainment Inc.	33,644	719
	Versant Media Group Inc.	19,333	696
*	SharkNinja Inc.	4,411	672
*	Mattel Inc.	47,407	658
*	American Airlines Group Inc.	36,371	657
*	Planet Fitness Inc. Class A	12,066	629
*	Bright Horizons Family Solutions Inc.	8,575	608
*	Cava Group Inc.	7,645	600
*	Dutch Bros Inc. Class A	8,135	584
	Boyd Gaming Corp.	6,154	544
	Wynn Resorts Ltd.	5,569	541
*	On Holding AG Class A	15,190	538
	Las Vegas Sands Corp.	11,451	529
*	RH	3,195	526
*	Lyft Inc. Class A	35,267	515
*	Liberty Media Corp.-Liberty Formula One Class A	5,883	515
	Domino's Pizza Inc.	1,708	506
	Rollins Inc.	12,015	502
*	Five Below Inc.	2,682	482
	Dick's Sporting Goods Inc.	2,059	467
*	YETI Holdings Inc.	9,143	453
	Genuine Parts Co.	3,590	424
*	Wayfair Inc. Class A	4,556	421
*	Ollie's Bargain Outlet Holdings Inc.	5,464	420
*	QuantumScape Corp. Class A	54,846	415
	Choice Hotels International Inc.	3,650	402
*	Chewy Inc. Class A	19,490	383
	Wingstop Inc.	2,104	365
*	Coty Inc. Class A	167,335	361
*	Liberty Live Holdings Inc. Class A	3,224	326
*	Etsy Inc.	3,903	294
*	Birkenstock Holding plc	6,668	287
	Darden Restaurants Inc.	1,347	277
*	elf Beauty Inc.	3,421	253
*	Avis Budget Group Inc.	1,374	203
*	Under Armour Inc. Class C	32,039	199
*	U-Haul Holding Co.	2,887	189
	LKQ Corp.	6,917	182
*	Amer Sports Inc.	4,922	167
	TKO Group Holdings Inc. Class A	794	160
*	Duolingo Inc. Class A	1,355	156
	Dillard's Inc. Class A	194	103
*	Liberty Live Holdings Inc. Class C	932	98
	Wyndham Hotels & Resorts Inc.	1,038	87
*	Lucid Group Inc.	4,911	33
			740,874
Consumer Staples (1.7%)
	Procter & Gamble Co.	213,645	31,329
	Coca-Cola Co.	329,017	26,739
	Philip Morris International Inc.	116,982	21,163
	PepsiCo Inc.	110,486	14,960
	CVS Health Corp.	84,253	8,716
*	Monster Beverage Corp.	89,843	8,636
	McKesson Corp.	10,746	8,120
	Altria Group Inc.	103,602	7,454
	Mondelez International Inc. Class A	120,435	6,966
	Corteva Inc.	79,587	6,740
	Colgate-Palmolive Co.	68,018	6,236
	Cencora Inc.	15,751	4,457
	Cardinal Health Inc.	15,961	3,792
	Archer-Daniels-Midland Co.	47,074	3,596
	Church & Dwight Co. Inc.	36,142	3,501
	Casey's General Stores Inc.	3,785	3,008
*	US Foods Holding Corp.	27,268	2,788
	Keurig Dr Pepper Inc.	83,986	2,749
	Kroger Co.	49,323	2,739

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Hershey Co.	14,696	2,578
*	Post Holdings Inc.	28,840	2,545
	Sysco Corp.	24,202	2,023
*	Performance Food Group Co.	15,841	1,771
*	Darling Ingredients Inc.	31,174	1,703
	Constellation Brands Inc. Class A	12,199	1,697
	Tyson Foods Inc. Class A	28,567	1,636
*	Boston Beer Co. Inc. Class A	9,034	1,599
	Coca-Cola Consolidated Inc.	7,764	1,482
	Kenvue Inc.	69,247	1,323
	McCormick & Co. Inc. (Non-Voting)	26,184	1,320
	Pilgrim's Pride Corp.	46,831	1,316
	Seaboard Corp.	291	1,299
*	Sprouts Farmers Market Inc.	12,683	1,073
	Bunge Global SA	10,012	1,069
	J M Smucker Co.	7,033	791
	Ingredion Inc.	6,705	635
	Kimberly-Clark Corp.	5,255	577
*	Freshpet Inc.	8,871	524
*	Celsius Holdings Inc.	15,253	447
	Brown-Forman Corp. Class B	14,317	382
	Lamb Weston Holdings Inc.	5,600	242
	Primo Brands Corp. Class A	9,025	221
*	BellRing Brands Inc.	15,938	206
			202,148
Energy (1.5%)
	Exxon Mobil Corp.	349,893	47,837
	Chevron Corp.	143,541	23,793
	ConocoPhillips	106,771	11,100
	Marathon Petroleum Corp.	28,533	7,295
	Cheniere Energy Inc.	29,196	6,978
	Valero Energy Corp.	26,702	6,954
	Williams Cos. Inc.	85,211	6,335
	SLB Ltd.	132,390	6,155
	Baker Hughes Co.	104,609	5,806
	Devon Energy Corp.	137,879	5,697
	EOG Resources Inc.	43,419	5,633
	Phillips 66	29,777	5,034
	Occidental Petroleum Corp.	89,855	4,364
	Targa Resources Corp.	14,760	3,958
	Diamondback Energy Inc.	20,830	3,661
	EQT Corp.	68,283	3,631
	TechnipFMC plc	52,620	3,489
	Halliburton Co.	98,428	3,342
	Kinder Morgan Inc.	93,900	3,002
	Texas Pacific Land Corp.	5,303	2,321
*	First Solar Inc.	9,601	2,265
	Expand Energy Corp.	24,052	2,193
	Range Resources Corp.	51,953	1,932
*	Antero Resources Corp.	54,732	1,923
	ONEOK Inc.	20,557	1,787
	NOV Inc.	53,967	1,001
	Weatherford International plc	10,095	823
	Ovintiv Inc.	15,329	807
	APA Corp.	24,711	805
*	Enphase Energy Inc.	12,319	607
	DT Midstream Inc.	3,899	572
	Matador Resources Co.	2,648	132
			181,232
Financials (4.5%)
*	Berkshire Hathaway Inc. Class B	160,556	80,341
	JPMorgan Chase & Co.	218,799	71,619
	Bank of America Corp.	605,033	34,475
	Goldman Sachs Group Inc.	26,495	26,796
	Wells Fargo & Co.	287,004	23,718
	Citigroup Inc.	148,376	20,767
	Morgan Stanley	89,128	18,631
	Progressive Corp.	61,760	13,491
	Chubb Ltd.	38,559	13,139

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Charles Schwab Corp.	134,113	12,375
	S&P Global Inc.	27,609	11,244
	Blackrock Inc.	11,168	10,739
	Aon plc Class A	23,847	7,910
	Marsh & McLennan Cos. Inc.	42,870	7,145
	Travelers Cos. Inc.	21,342	7,045
	Moody's Corp.	14,936	6,765
*	Robinhood Markets Inc. Class A	64,233	6,441
	CME Group Inc.	29,081	6,422
	Blackstone Inc.	52,936	6,229
	Bank of New York Mellon Corp.	42,978	6,215
	Intercontinental Exchange Inc.	49,797	6,130
	PNC Financial Services Group Inc.	23,693	5,834
	KKR & Co. Inc.	60,644	5,566
	Allstate Corp.	23,141	5,506
*	Arch Capital Group Ltd.	56,144	5,449
	US Bancorp	82,962	5,011
	Arthur J Gallagher & Co.	20,846	4,786
*	Markel Group Inc.	2,327	4,545
	First Citizens BancShares Inc. Class A	2,135	4,442
	Loews Corp.	38,303	4,336
*	NU Holdings Ltd. Class A	320,672	4,284
	Ameriprise Financial Inc.	9,124	4,186
	Apollo Global Management Inc.	33,699	3,987
	Wintrust Financial Corp.	23,195	3,728
	MSCI Inc.	6,562	3,675
	Webster Financial Corp.	46,915	3,585
	American International Group Inc.	47,648	3,551
	W R Berkley Corp.	45,801	3,230
	Janus Henderson Group plc	61,262	3,183
*	Coinbase Global Inc. Class A	20,932	3,060
	Globe Life Inc.	16,581	2,963
	Nasdaq Inc.	36,797	2,900
	Willis Towers Watson plc	10,809	2,825
	Fifth Third Bancorp	48,645	2,742
	Raymond James Financial Inc.	17,863	2,716
	Truist Financial Corp.	52,535	2,617
	Interactive Brokers Group Inc. Class A	29,595	2,576
	Aflac Inc.	21,194	2,485
	M&T Bank Corp.	9,780	2,328
	Popular Inc.	13,713	2,251
	Cboe Global Markets Inc.	9,155	2,222
	RenaissanceRe Holdings Ltd.	6,944	2,200
	Assured Guaranty Ltd.	26,233	2,103
	LPL Financial Holdings Inc.	7,227	2,036
	Brown & Brown Inc.	29,503	1,893
	Commerce Bancshares Inc.	32,689	1,888
*	SoFi Technologies Inc.	96,769	1,735
	State Street Corp.	9,005	1,527
*	Rocket Cos. Inc. Class A	95,841	1,509
	Northern Trust Corp.	8,195	1,425
	Affiliated Managers Group Inc.	4,060	1,374
	Assurant Inc.	4,505	1,210
	Hartford Insurance Group Inc.	8,498	1,126
	Zions Bancorp NA	15,985	1,106
	White Mountains Insurance Group Ltd.	526	1,091
	Tradeweb Markets Inc. Class A	10,816	1,078
	Western Alliance Bancorp	12,916	1,062
	Everest Group Ltd.	2,855	1,020
	Broadridge Financial Solutions Inc.	7,419	1,016
	Reinsurance Group of America Inc.	4,611	980
	BOK Financial Corp.	6,899	958
*	Credit Acceptance Corp.	1,498	954
	Pinnacle Financial Partners Inc.	9,288	937
	SEI Investments Co.	10,482	919
*	Brighthouse Financial Inc.	14,024	888
	FactSet Research Systems Inc.	3,778	869
	MetLife Inc.	10,032	849
	MGIC Investment Corp.	29,053	819
	Regions Financial Corp.	25,253	763

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Huntington Bancshares Inc.	41,006	727
	Kinsale Capital Group Inc.	2,189	722
	Unum Group	6,295	563
*	Circle Internet Group Inc. Class A	8,817	552
	XP Inc. Class A	32,853	534
	RLI Corp.	6,959	411
	SouthState Bank Corp.	3,680	368
*	Freedom Holding Corp.	2,521	329
	Prudential Financial Inc.	2,378	257
	Cincinnati Financial Corp.	1,337	247
	MarketAxess Holdings Inc.	1,760	200
	Morningstar Inc.	965	150
	East West Bancorp Inc.	1,085	140
*	Bullish	3,698	87
	First Horizon Corp.	1,405	36
	SLM Corp.	259	7
			548,871
Health Care (4.0%)
	Eli Lilly & Co.	68,253	81,865
	Johnson & Johnson	200,860	51,012
	AbbVie Inc.	138,013	34,730
	UnitedHealth Group Inc.	75,824	31,515
	Merck & Co. Inc.	205,609	26,421
	Thermo Fisher Scientific Inc.	35,164	17,630
	Amgen Inc.	43,095	15,606
	Abbott Laboratories	142,292	12,912
*	Intuitive Surgical Inc.	31,453	12,508
	Gilead Sciences Inc.	95,463	12,061
*	Vertex Pharmaceuticals Inc.	23,595	11,720
	Danaher Corp.	56,312	10,726
	Stryker Corp.	32,625	10,272
	Pfizer Inc.	382,381	9,208
	Bristol-Myers Squibb Co.	133,147	7,672
	Elevance Health Inc.	18,759	7,255
	Medtronic plc	80,808	6,322
	HCA Healthcare Inc.	15,566	6,069
	Cigna Group	21,665	5,973
*	Boston Scientific Corp.	139,446	5,952
	Regeneron Pharmaceuticals Inc.	8,975	5,596
*	Edwards Lifesciences Corp.	57,483	5,200
	Humana Inc.	10,838	4,305
*	IDEXX Laboratories Inc.	7,412	3,902
*	Biogen Inc.	15,987	3,454
*	Waters Corp.	8,978	3,367
*	IQVIA Holdings Inc.	16,898	3,265
*	Alnylam Pharmaceuticals Inc.	10,660	3,209
*	Revolution Medicines Inc.	17,113	3,205
	Zoetis Inc.	42,862	3,080
*	Centene Corp.	47,471	3,047
	GE HealthCare Technologies Inc.	45,714	2,926
*	Natera Inc.	10,755	2,919
	Labcorp Holdings Inc.	10,080	2,822
	Agilent Technologies Inc.	19,177	2,547
	ResMed Inc.	12,511	2,438
*	Moderna Inc.	34,366	2,407
*	United Therapeutics Corp.	4,389	2,378
*	Dexcom Inc.	34,392	2,316
	Quest Diagnostics Inc.	10,122	2,145
*	Illumina Inc.	11,672	2,052
*	Cooper Cos. Inc.	28,542	2,047
*	Insmed Inc.	18,388	1,961
	Becton Dickinson & Co.	11,931	1,805
*	Jazz Pharmaceuticals plc	7,225	1,741
*	Neurocrine Biosciences Inc.	10,216	1,722
*	Tenet Healthcare Corp.	9,094	1,701
*	Solventum Corp.	21,739	1,677
*	Ionis Pharmaceuticals Inc.	21,032	1,668
*	Elanco Animal Health Inc.	65,405	1,610
	West Pharmaceutical Services Inc.	4,443	1,595

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Exelixis Inc.	29,024	1,579
	Baxter International Inc.	73,530	1,568
	Revvity Inc.	13,984	1,556
*	Molina Healthcare Inc.	6,720	1,537
*	DaVita Inc.	6,570	1,462
*	Incyte Corp.	12,646	1,434
*	Penumbra Inc.	4,022	1,270
*	Henry Schein Inc.	15,059	1,258
*	Charles River Laboratories International Inc.	5,517	1,251
*	Roivant Sciences Ltd.	34,680	1,227
	Universal Health Services Inc. Class B	7,647	1,137
	Organon & Co.	83,200	1,126
	STERIS plc	5,344	1,125
	Zimmer Biomet Holdings Inc.	12,762	1,099
*	Align Technology Inc.	6,037	1,018
*	Veeva Systems Inc. Class A	5,479	972
*	BioMarin Pharmaceutical Inc.	16,600	950
*	Corcept Therapeutics Inc.	9,801	852
*	Insulet Corp.	5,516	840
*	Medline Inc. Class A	20,749	818
*	Halozyme Therapeutics Inc.	10,071	788
	Viatris Inc.	45,985	730
	Royalty Pharma plc Class A	12,847	720
	Bio-Techne Corp.	9,136	645
	Chemed Corp.	1,374	640
	Encompass Health Corp.	6,194	626
*	Viking Therapeutics Inc.	15,506	605
*	Bio-Rad Laboratories Inc. Class A	1,974	580
*	Avantor Inc.	54,660	541
*	Globus Medical Inc. Class A	6,186	489
*	Medpace Holdings Inc.	767	406
*	Envista Holdings Corp.	14,725	388
	Teleflex Inc.	2,458	312
*	Acadia Healthcare Co. Inc.	10,497	310
*	Ultragenyx Pharmaceutical Inc.	9,283	310
*	Summit Therapeutics Inc.	19,524	284
	Bruker Corp.	4,614	278
*	Sotera Health Co.	12,696	225
*	Sarepta Therapeutics Inc.	10,402	187
*	Repligen Corp.	1,326	181
*	Inspire Medical Systems Inc.	1,832	82
	QIAGEN NV	1	—
			494,942
Industrials (5.8%)
	Visa Inc. Class A	149,531	51,303
	Caterpillar Inc.	39,998	42,594
	Mastercard Inc. Class A	71,271	36,605
	GE Aerospace	90,809	33,938
	GE Vernova Inc.	23,044	27,073
	RTX Corp.	108,552	20,596
	American Express Co.	50,918	17,223
	Eaton Corp. plc	34,322	14,625
*	Boeing Co.	65,844	14,253
	Deere & Co.	22,451	14,241
	Union Pacific Corp.	45,166	12,285
	Capital One Financial Corp.	54,018	10,837
	Parker-Hannifin Corp.	10,981	10,741
	Quanta Services Inc.	14,521	10,456
	Trane Technologies plc	20,463	10,051
	Howmet Aerospace Inc.	36,854	9,909
	Sherwin-Williams Co.	25,049	8,625
	Lockheed Martin Corp.	16,109	8,207
	TransDigm Group Inc.	5,712	7,609
	CSX Corp.	157,752	7,498
	AMETEK Inc.	30,489	7,376
	Johnson Controls International plc	50,242	7,341
	Emerson Electric Co.	50,855	7,280
	Cummins Inc.	10,031	7,154
	PACCAR Inc.	54,589	6,557

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	United Rentals Inc.	5,741	6,504
	FedEx Corp.	20,432	6,398
	3M Co.	39,217	6,350
	Northrop Grumman Corp.	11,382	5,797
	Honeywell International Inc.	25,805	5,778
	General Dynamics Corp.	16,208	5,742
	Accenture plc Class A	46,048	5,730
*	Keysight Technologies Inc.	16,321	5,713
*	Honeywell Aerospace Inc.	25,804	5,705
	Carrier Global Corp.	77,631	5,694
	Rockwell Automation Inc.	10,673	5,284
	Cintas Corp.	29,689	5,049
	Norfolk Southern Corp.	16,031	5,043
	Automatic Data Processing Inc.	21,574	4,831
	WW Grainger Inc.	3,535	4,809
	CRH plc	41,474	4,438
	Westinghouse Air Brake Technologies Corp.	15,923	4,293
	Ingersoll Rand Inc.	51,272	4,204
	United Parcel Service Inc. Class B	38,918	4,184
	Illinois Tool Works Inc.	15,266	4,129
	Old Dominion Freight Line Inc.	18,687	4,048
*	Rocket Lab Corp.	38,799	3,944
	Comfort Systems USA Inc.	1,914	3,793
	L3Harris Technologies Inc.	12,997	3,777
*	Axon Enterprise Inc.	6,617	3,710
	Synchrony Financial	47,822	3,637
*	Block Inc. Class A	47,848	3,636
	HEICO Corp. Class A	13,818	3,564
*	Teledyne Technologies Inc.	4,988	3,326
	PayPal Holdings Inc.	76,253	3,293
	Dover Corp.	14,067	3,155
	Textron Inc.	33,830	3,103
	Ferguson Enterprises Inc.	13,020	3,090
*	Mettler-Toledo International Inc.	2,378	3,038
*	Fiserv Inc.	60,969	2,991
	Ball Corp.	47,229	2,947
	Martin Marietta Materials Inc.	4,951	2,855
	Fortive Corp.	44,143	2,697
	Nordson Corp.	8,936	2,696
	Xylem Inc.	22,352	2,642
*	Fair Isaac Corp.	2,169	2,591
	Crown Holdings Inc.	22,983	2,570
	Verisk Analytics Inc.	14,220	2,553
	IDEX Corp.	11,064	2,511
	Vulcan Materials Co.	8,494	2,506
	DuPont de Nemours Inc.	17,596	2,387
	Expeditors International of Washington Inc.	14,534	2,369
*	Affirm Holdings Inc. Class A	28,627	2,335
	Veralto Corp.	26,232	2,326
*	Corpay Inc.	6,963	2,321
	nVent Electric plc	12,892	2,187
*	XPO Inc.	10,598	2,176
	EMCOR Group Inc.	2,603	2,160
	Packaging Corp. of America	8,925	2,127
	Otis Worldwide Corp.	29,266	2,095
	FTAI Aviation Ltd.	7,733	2,092
	Curtiss-Wright Corp.	2,757	2,089
	Lennox International Inc.	3,576	2,049
*	Middleby Corp.	11,881	2,044
	JB Hunt Transport Services Inc.	7,022	2,032
*	ATI Inc.	9,919	1,955
*	Gates Industrial Corp. plc	69,761	1,951
	ITT Inc.	9,759	1,930
	Equifax Inc.	11,958	1,898
*	Axalta Coating Systems Ltd.	54,512	1,865
	WESCO International Inc.	5,346	1,847
	Hubbell Inc. Class B	3,524	1,844
	MKS Inc.	4,044	1,799
	Woodward Inc.	4,171	1,774
	CH Robinson Worldwide Inc.	9,410	1,772

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	AGCO Corp.	14,498	1,735
*	Generac Holdings Inc.	5,812	1,702
*	Euronet Worldwide Inc.	23,121	1,692
	Global Payments Inc.	22,278	1,616
*	Zebra Technologies Corp. Class A	6,061	1,596
	Acuity Inc.	4,207	1,585
*	Fedex Freight Holding Co. Inc.	10,216	1,543
	BWX Technologies Inc.	7,886	1,535
*	Builders FirstSource Inc.	16,097	1,440
*	Mohawk Industries Inc.	11,835	1,436
	Regal Rexnord Corp.	5,938	1,414
	Esab Corp.	13,888	1,370
	Jacobs Solutions Inc.	10,659	1,343
	Toro Co.	13,760	1,340
	TransUnion	17,813	1,285
	Carlisle Cos. Inc.	3,524	1,278
*	Hayward Holdings Inc.	71,483	1,237
	AptarGroup Inc.	9,816	1,229
	Smurfit Westrock plc	25,933	1,200
*	FTI Consulting Inc.	7,909	1,179
	Crane Co.	5,157	1,150
	Valmont Industries Inc.	1,980	1,144
*	Trimble Inc.	22,107	1,131
	Masco Corp.	13,585	1,105
*	Core & Main Inc. Class A	22,029	1,063
	Lincoln Electric Holdings Inc.	3,981	1,057
*	WEX Inc.	7,414	1,046
	Silgan Holdings Inc.	22,259	1,033
	Allegion plc	7,189	1,010
*	GXO Logistics Inc.	19,708	999
*	Saia Inc.	2,271	956
*	Trex Co. Inc.	18,307	916
	Pentair plc	11,931	915
	Littelfuse Inc.	1,984	903
	Huntington Ingalls Industries Inc.	3,184	891
	Cognex Corp.	12,190	883
	Advanced Drainage Systems Inc.	5,549	871
	Knight-Swift Transportation Holdings Inc. Class A	11,139	867
*	Aurora Innovation Inc. Class A	126,419	862
*	Paylocity Holding Corp.	8,186	856
	Donaldson Co. Inc.	9,210	827
	Armstrong World Industries Inc.	5,049	810
	Flowserve Corp.	10,895	808
*	QXO Inc.	44,940	777
	RPM International Inc.	6,967	774
	Allison Transmission Holdings Inc.	6,752	761
*	Versigent plc	17,458	733
	Ralliant Corp.	9,919	730
*	Kirby Corp.	5,327	724
*	Everus Construction Group Inc.	4,307	715
	AECOM	9,952	695
	Landstar System Inc.	3,337	690
	Oshkosh Corp.	4,463	685
	CNH Industrial NV	60,047	674
	Eagle Materials Inc.	2,982	671
*	ExlService Holdings Inc.	24,828	642
	Tetra Tech Inc.	22,111	639
*	TopBuild Corp.	1,668	591
	Vontier Corp.	19,509	566
*	API Group Corp.	13,123	556
*	MasTec Inc.	1,290	537
	Fortune Brands Innovations Inc.	9,650	530
	AAON Inc.	3,893	494
	Simpson Manufacturing Co. Inc.	2,246	470
	Sensata Technologies Holding plc	9,769	466
	Fidelity National Information Services Inc.	11,382	443
*	Amentum Holdings Inc.	18,969	392
*	Shift4 Payments Inc. Class A	8,041	391
	HEICO Corp.	1,087	387
	Dow Inc.	14,004	383

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Graco Inc.	4,912	371
*	StandardAero Inc.	11,746	351
	Louisiana-Pacific Corp.	3,921	308
	PPG Industries Inc.	2,214	269
	Applied Industrial Technologies Inc.	758	256
*	James Hardie Industries plc ADR	9,679	253
	Jack Henry & Associates Inc.	1,822	251
*	Loar Holdings Inc.	2,516	203
	Snap-on Inc.	455	183
	Graphic Packaging Holding Co.	14,921	158
	MSA Safety Inc.	715	125
*	BILL Holdings Inc.	3,082	111
	A O Smith Corp.	584	37
	Genpact Ltd.	601	17
			710,016
Other (0.2%)
[1]	Vanguard Tax-Exempt Bond Index ETF	513,500	25,972
Real Estate (0.9%)
	Welltower Inc.	70,708	16,049
	Prologis Inc.	96,714	13,102
	Equinix Inc.	9,868	10,286
	American Tower Corp.	44,507	7,280
	Digital Realty Trust Inc.	36,235	6,507
	Simon Property Group Inc.	20,533	4,592
	Ventas Inc.	50,095	4,448
	Public Storage	13,726	4,369
*	CBRE Group Inc. Class A	31,638	4,261
	Iron Mountain Inc.	28,959	3,658
	Extra Space Storage Inc.	21,983	3,194
	AvalonBay Communities Inc.	16,537	3,120
	Crown Castle Inc.	37,334	2,827
	SBA Communications Corp.	15,777	2,784
	Weyerhaeuser Co.	97,257	2,328
	Realty Income Corp.	37,494	2,323
	Sun Communities Inc.	18,590	2,229
	Essex Property Trust Inc.	7,157	2,087
	Equity LifeStyle Properties Inc.	27,918	1,799
*	Jones Lang LaSalle Inc.	5,703	1,768
	Vornado Realty Trust	40,440	1,589
	Host Hotels & Resorts Inc.	65,523	1,554
	Alexandria Real Estate Equities Inc.	27,969	1,478
	Mid-America Apartment Communities Inc.	9,828	1,366
	Camden Property Trust	11,315	1,296
*	CoStar Group Inc.	42,604	1,207
	Equity Residential	13,548	920
	American Homes 4 Rent Class A	23,758	796
	First Industrial Realty Trust Inc.	11,803	724
	Invitation Homes Inc.	23,156	700
	EastGroup Properties Inc.	2,887	585
	Federal Realty Investment Trust	4,541	561
*	Howard Hughes Holdings Inc.	7,825	559
*	Zillow Group Inc. Class C	16,064	506
*	Zillow Group Inc. Class A	11,314	355
	Brixmor Property Group Inc.	5,563	175
*	Fermi Inc.	17,128	157
	Kimco Realty Corp.	5,895	149
	STAG Industrial Inc.	3,461	132
	BXP Inc.	1,892	126
	UDR Inc.	2,100	84
	VICI Properties Inc. Class A	3,026	80
			114,110
Technology (19.8%)
	NVIDIA Corp.	1,971,271	394,432
	Apple Inc.	1,219,654	352,919
	Microsoft Corp.	624,917	233,106
	Alphabet Inc. Class C	497,904	175,924
	Broadcom Inc.	388,619	146,801
	Alphabet Inc. Class A	391,665	139,969

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Micron Technology Inc.	94,125	108,647
	Meta Platforms Inc. Class A	184,273	103,799
*	Advanced Micro Devices Inc.	136,222	79,133
*	Intel Corp.	376,991	52,639
	Applied Materials Inc.	67,935	49,117
	Lam Research Corp.	105,339	45,647
	KLA Corp.	112,090	33,819
*	Sandisk Corp.	12,103	27,519
*	Palo Alto Networks Inc.	66,280	22,603
	Texas Instruments Inc.	74,205	22,118
*	Palantir Technologies Inc. Class A	181,915	21,224
	Marvell Technology Inc.	70,070	20,873
	Oracle Corp.	141,087	20,676
	International Business Machines Corp.	72,604	20,417
	Western Digital Corp.	29,836	19,057
	Amphenol Corp. Class A	101,123	17,830
	Corning Inc.	65,379	16,700
	QUALCOMM Inc.	87,528	16,174
	Analog Devices Inc.	39,252	15,590
*	Crowdstrike Holdings Inc. Class A	19,192	14,646
	Salesforce Inc.	77,670	12,168
	Dell Technologies Inc. Class C	28,067	12,110
	Vertiv Holdings Co. Class A	32,423	10,856
*	AppLovin Corp. Class A	19,440	10,016
*	ServiceNow Inc.	93,319	9,265
*	Cadence Design Systems Inc.	24,381	9,151
*	Fortinet Inc.	56,332	8,654
*	Adobe Inc.	40,116	8,225
*	Synopsys Inc.	16,673	7,437
*	Snowflake Inc. Class A	28,619	7,284
*	Cloudflare Inc. Class A	27,388	6,718
	Teradyne Inc.	13,483	6,524
*	Datadog Inc. Class A	24,202	6,301
	Intuit Inc.	22,878	5,971
*	Coherent Corp.	14,930	5,889
*	DoorDash Inc. Class A	30,824	5,688
*	Flex Ltd.	35,063	5,683
	Hewlett Packard Enterprise Co.	106,508	4,805
*	ON Semiconductor Corp.	48,508	4,586
*	Astera Labs Inc.	9,495	4,586
	Monolithic Power Systems Inc.	3,210	4,437
	Jabil Inc.	10,796	4,162
*	Autodesk Inc.	20,476	3,981
*	Guidewire Software Inc.	28,268	3,478
	Roper Technologies Inc.	10,022	3,391
	Microchip Technology Inc.	36,773	3,354
*	Arrow Electronics Inc.	14,663	3,129
	Qnity Electronics Inc.	16,910	2,762
*	F5 Inc.	6,212	2,584
*	Everpure Inc. Class A	31,833	2,508
*	Twilio Inc. Class A	11,901	2,456
*	Strategy Inc.	27,407	2,383
	Entegris Inc.	12,913	2,323
*	Okta Inc.	16,588	2,263
*	Workday Inc. Class A	18,267	2,236
*	MongoDB Inc.	6,278	2,109
*	Zoom Communications Inc.	23,391	2,019
	NetApp Inc.	12,674	1,961
	VeriSign Inc.	7,784	1,958
*	MACOM Technology Solutions Holdings Inc.	4,983	1,895
*	Lattice Semiconductor Corp.	11,702	1,790
*	Akamai Technologies Inc.	14,653	1,732
*	GoDaddy Inc. Class A	18,884	1,603
*	Qorvo Inc.	16,094	1,501
*	Onto Innovation Inc.	3,935	1,489
*	Reddit Inc. Class A	8,539	1,482
*	Super Micro Computer Inc.	49,172	1,442
*	CACI International Inc. Class A	3,082	1,428
	Cognizant Technology Solutions Corp. Class A	34,471	1,335
*	PTC Inc.	11,283	1,282

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Zscaler Inc.	8,849	1,249
	GLOBALFOUNDRIES Inc.	14,525	1,197
*	Gartner Inc.	9,090	1,178
	TD SYNNEX Corp.	4,303	1,150
*	Cirrus Logic Inc.	6,999	1,040
*	Atlassian Corp. Class A	13,354	1,039
*	Tyler Technologies Inc.	3,509	1,026
*	Maplebear Inc.	21,579	1,022
*	People Inc.	21,965	1,014
*	Allegro MicroSystems Inc.	14,478	1,008
	CDW Corp.	7,145	1,005
*	DXC Technology Co.	113,593	1,005
*	Nutanix Inc. Class A	19,236	980
*	Toast Inc. Class A	34,906	971
*	Pinterest Inc. Class A	42,311	890
*	Manhattan Associates Inc.	6,205	864
	Leidos Holdings Inc.	8,000	824
	Amkor Technology Inc.	9,036	779
*	Rubrik Inc. Class A	9,702	779
*	Dropbox Inc. Class A	26,606	731
*	Unity Software Inc.	24,472	699
*	HubSpot Inc.	3,331	608
*	Dynatrace Inc.	12,735	559
*	Docusign Inc.	12,342	548
*	IPG Photonics Corp.	4,545	533
*	EPAM Systems Inc.	6,464	513
*	Kyndryl Holdings Inc.	38,802	439
*	DoubleVerify Holdings Inc.	39,335	426
*	Samsara Inc. Class A	12,006	389
	Paycom Software Inc.	2,547	320
*	Globant SA	10,834	314
*	Elastic NV	4,710	269
*	Teradata Corp.	7,736	268
*	Parsons Corp.	5,001	262
*	Clarivate plc	106,600	230
*	UiPath Inc. Class A	18,254	198
*	CCC Intelligent Solutions Holdings Inc.	32,589	168
	Science Applications International Corp.	1,451	160
*	nCino Inc.	9,711	159
	Bentley Systems Inc. Class B	5,295	158
	SS&C Technologies Holdings Inc.	2,531	157
*	Gitlab Inc. Class A	4,766	146
*	Procore Technologies Inc.	3,547	144
*	NIQ Global Intelligence plc	13,958	131
*	SentinelOne Inc. Class A	7,621	129
*	Figure Technology Solutions Inc. Class A	3,955	122
*	Trump Media & Technology Group Corp.	12,462	96
	Pegasystems Inc.	2,812	84
*	ZoomInfo Technologies Inc. Class A	13,782	40
			2,421,789
Telecommunications (0.9%)
	Cisco Systems Inc.	321,071	37,713
*	Arista Networks Inc.	87,928	14,937
	Verizon Communications Inc.	302,698	12,816
	AT&T Inc.	498,915	10,328
	T-Mobile US Inc.	52,796	8,855
	Comcast Corp. Class A	258,728	6,352
	Motorola Solutions Inc.	14,873	6,177
*	Ciena Corp.	10,613	5,206
*	Lumentum Holdings Inc.	5,771	4,952
*	AST SpaceMobile Inc. Class A	18,307	1,627
*	Roku Inc.	11,620	1,605
*	Liberty Global Ltd. Class C	145,314	1,598
*	Charter Communications Inc. Class A	10,575	1,504
*	Liberty Capital Corp.	24,570	538
	Millicom International Cellular SA	2,927	266
*	Liberty Broadband Corp. Class C	7,579	252
*	Liberty Broadband Corp. Class A	4,479	149

Tax-Managed Balanced Fund
				Shares	Market Value• ($000)
*	Liberty Capital Corp. Class C			2,301	50
					114,925
Utilities (1.1%)
	NextEra Energy Inc.			184,731	16,214
	Southern Co.			104,088	9,962
	Constellation Energy Corp.			31,646	7,860
	Waste Management Inc.			33,237	7,408
	Duke Energy Corp.			52,806	6,684
	American Electric Power Co. Inc.			43,994	6,019
	Vistra Corp.			37,605	5,965
	Consolidated Edison Inc.			53,732	5,944
	CenterPoint Energy Inc.			115,859	5,102
	Sempra			54,777	5,078
	DTE Energy Co.			33,170	5,054
	Entergy Corp.			43,337	4,978
	PG&E Corp.			271,964	4,574
	American Water Works Co. Inc.			33,835	4,452
	Republic Services Inc.			18,457	3,933
	Xcel Energy Inc.			44,654	3,586
	Public Service Enterprise Group Inc.			42,589	3,457
	WEC Energy Group Inc.			27,982	3,268
	Exelon Corp.			69,587	3,244
	NRG Energy Inc.			21,982	3,211
*	Clean Harbors Inc.			9,952	2,973
*	Talen Energy Corp.			6,261	2,406
	NiSource Inc.			45,111	2,145
	Dominion Energy Inc.			29,835	2,037
	Alliant Energy Corp.			25,620	1,955
	CMS Energy Corp.			21,390	1,636
	Ameren Corp.			10,361	1,171
	PPL Corp.			30,862	1,122
	Edison International			14,846	1,105
	Atmos Energy Corp.			5,837	1,006
	OGE Energy Corp.			16,906	823
	FirstEnergy Corp.			11,419	543
	Eversource Energy			5,558	402
	National Fuel Gas Co.			4,027	311
	AES Corp.			10,850	159
	Essential Utilities Inc.			3,663	140
	IDACORP Inc.			694	105
	MDU Resources Group Inc.			4,734	100
					136,132
Total Common Stocks (Cost $1,712,633)					5,779,998
Rights (0.0%)
*,2	Hologic Inc. CVR (Cost $—)			29,853	—
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (52.8%)
Alabama (2.7%)
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/2031	1,100	1,208
[3]	Alabama State Highway Authority SO Revenue	5.000%	9/1/2042	1,610	1,791
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/2040	1,465	1,469
[3]	Alabama State University General Tuition Revenue	5.000%	9/1/2037	1,000	1,111
	Auburn AL GO	5.000%	8/1/2038	1,000	1,088
	Auburn AL University General Fee Revenue	5.000%	6/1/2036	3,315	3,799
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/2031	1,125	1,169
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	11/1/2028	500	518
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	12/1/2031	1,500	1,573
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	7/1/2033	6,260	6,556
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	8/1/2033	1,000	1,059
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	10/1/2033	3,580	3,817
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	1/1/2034	2,700	2,830
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	5/1/2034	1,600	1,697
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	12/1/2034	4,485	4,816

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	12/1/2034	10,250	10,848
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	5/1/2035	1,000	1,059
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	10/1/2035	8,890	8,965
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	6/1/2036	6,000	6,303
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.250%	6/1/2036	8,000	8,620
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	11/1/2036	1,675	1,762
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	4.000%	10/1/2027	3,000	3,031
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/2028	6,705	6,933
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/2028	1,250	1,308
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/2029	4,530	4,755
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/2029	14,265	14,991
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/2030	1,660	1,762
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	7/1/2031	10,710	11,400
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	6/1/2032	3,610	3,894
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	9/1/2032	11,415	11,998
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	9/1/2032	5,430	5,619
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	11/1/2034	9,715	10,356
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	5/1/2035	6,050	6,443
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	8/1/2035	5,400	5,705
[4]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	3.020%	10/1/2052	3,750	3,740
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/2029	3,490	3,524
[5]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/2027	3,845	3,880
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/2031	2,180	2,228
	Energy Southeast AL Cooperative District Energy Supply Revenue	5.000%	9/1/2033	10,325	10,577
	Energy Southeast AL Cooperative District Energy Supply Revenue	5.000%	11/1/2033	5,190	5,530
	Energy Southeast AL Cooperative District Energy Supply Revenue	5.000%	11/1/2035	3,975	4,196
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.500%	1/1/2031	635	684
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.750%	11/1/2031	3,145	3,458
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.250%	6/1/2032	5,470	5,890
	Homewood AL Educational Building Authority Lease Revenue (Samford University)	5.500%	10/1/2041	1,500	1,601
	Huntsville AL GO	5.000%	5/1/2035	1,125	1,156
	Huntsville AL GO	5.000%	3/1/2042	1,620	1,765
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/2035	2,895	3,249
	Huntsville AL Health Care Authority Revenue	4.000%	6/1/2045	1,500	1,438
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/2030	1,170	1,247
	Jefferson County AL Revenue	5.000%	10/1/2031	1,000	1,094
	Jefferson County AL Revenue	5.000%	9/15/2033	1,000	1,014
	Jefferson County AL Revenue	5.000%	10/1/2035	1,300	1,436
	Jefferson County AL Revenue	5.000%	10/1/2038	1,375	1,494
	Jefferson County AL Revenue	5.250%	10/1/2043	1,500	1,629
	Jefferson County AL Revenue	5.250%	10/1/2045	2,000	2,147
	Lower AL Gas District Gas Project Revenue	5.000%	12/1/2033	8,500	8,910
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/2034	2,520	2,644
	Mobile AL Industrial Development Board Pollution Control Revenue (Barry Plant Project) PUT	3.375%	6/26/2029	500	506
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/2038	3,500	3,534
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/2034	1,000	1,021
	Selma AL Industrial Development Board Revenue (International Paper Co. Project)	4.200%	5/1/2034	770	805
	Selma AL Industrial Development Board Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	280	281
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/2029	350	365
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/2031	1,000	1,052
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	4/1/2032	7,860	8,369
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	5/1/2032	3,760	3,964
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,440	1,533
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/2028	4,970	5,049
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/2028	5,600	5,793
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/2029	9,730	10,211
[5]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,615	1,706
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	10/1/2030	13,000	13,886
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	6/1/2032	850	867
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	9/1/2035	6,545	7,123
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	2/1/2031	985	1,049
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	11/1/2032	890	945
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.250%	1/1/2033	5,345	5,537

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	6/1/2035	8,495	8,668
	Southeast Energy Authority AL Cooperative District Gas Supply Revenue PUT	5.250%	11/1/2035	8,215	8,889
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/2028	1,090	1,092
	University of Alabama at Birmingham General Revenue	3.000%	10/1/2047	1,810	1,378
	University of Alabama General Revenue	3.000%	7/1/2036	1,085	1,015
[3]	University of South Alabama University Facilities Revenue	5.000%	11/1/2034	2,265	2,282
[3]	Walker County AL Board of Education School Special Tax	5.000%	3/1/2043	750	808
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/2028	550	556
					333,068
Alaska (0.1%)
	Alaska GO	5.000%	8/1/2027	1,000	1,028
	Alaska GO	5.000%	8/1/2029	1,000	1,072
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/2035	1,500	1,607
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/2031	1,095	1,203
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/2037	3,000	3,258
	Alaska State International Airports System Revenue	5.000%	10/1/2034	1,750	1,976
	Municipality of Anchorage GO	4.000%	9/1/2043	2,470	2,474
	North Slope Borough Alaska GO	5.000%	6/30/2029	1,405	1,503
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/2037	1,000	1,013
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/2038	1,000	1,010
					16,144
American Samoa (0.0%)
[6]	American Samoa Economic Development Authority General Revenue	5.000%	9/1/2028	110	113
[6]	American Samoa Economic Development Authority General Revenue	5.000%	9/1/2029	105	108
					221
Arizona (0.8%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/2043	1,060	1,162
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/2045	1,080	1,167
	Arizona COP ETM	5.000%	10/1/2026	2,000	2,012
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/2029	600	567
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/2036	1,000	856
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/2028	1,000	1,038
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/2029	1,000	1,056
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/2043	750	806
[6]	Arizona Industrial Development Authority Hospital Revenue (Navajo Health)	7.125%	5/1/2044	500	527
	Arizona Industrial Development Authority Multifamily Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	985	1,012
	Arizona Industrial Development Authority Municipal Certificates Revenue (High Point LLC)	3.625%	5/20/2033	2,323	2,325
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/2025	180	—
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/2026	100	—
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/2027	265	—
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/2028	305	—
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/2037	695	627
[8]	Arizona Industrial Development Authority Student Housing Revenue	5.000%	6/1/2037	1,000	1,041
[8]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2031	3,000	3,300
	Arizona State University Revenue	5.000%	7/1/2039	2,000	2,105
	Arizona State University Revenue	5.000%	7/1/2040	1,000	1,050
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/2036	1,620	1,622
	Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/2032	1,185	1,271
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/2031	100	105
	Marana AZ Pledged Excise Tax Revenue	5.000%	7/1/2037	275	289
[6]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/2031	650	618
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/2030	1,000	1,074
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	9/1/2033	830	860
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	12/1/2036	3,335	3,687
[5]	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health) VRDO	3.050%	7/1/2026	21,030	21,030
[9]	Maricopa County AZ Industrial Development Authority Revenue (Banner Health)	5.000%	1/1/2032	1,000	1,088
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health)	5.000%	1/1/2034	1,500	1,516
[9]	Maricopa County AZ Industrial Development Authority Revenue (Banner Health)	5.000%	1/1/2035	1,000	1,117
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/2035	1,000	885
	Maricopa County AZ Pollution Control Corp. Revenue (Verde Project) PUT	3.875%	6/1/2029	55	56
	Maricopa County AZ School District No. 3 Tempe Elementary Improvement Project GO	5.000%	7/1/2045	3,400	3,701
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/2039	1,000	875
	Mesa AZ GO	5.000%	7/1/2027	2,565	2,629
[3]	Mesa AZ Utility Systems Revenue	5.000%	7/1/2042	1,810	1,995
	Mesa AZ Utility Systems Revenue	2.000%	7/1/2047	2,000	1,346

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Peoria AZ Pledged Excise Tax/State Shared Revenue	5.000%	7/15/2042	880	943
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/2033	1,010	1,031
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/2042	1,000	1,225
[10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/2043	1,250	1,533
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/2044	2,000	2,186
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/2028	2,015	2,020
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/2035	1,900	1,908
	Phoenix AZ GO	5.000%	7/1/2031	1,500	1,665
[6]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2036	1,000	1,000
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/2027	300	304
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/2028	275	283
[6]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/2031	1,595	1,565
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/2038	1,040	1,036
[3]	Pima County AZ Unified School District GO	5.000%	7/1/2026	1,200	1,200
[3]	Pima County AZ Unified School District GO	5.000%	7/1/2028	1,000	1,048
[3]	Pima County AZ Unified School District GO	5.000%	7/1/2037	750	838
	Pima County AZ Unified School District GO	5.000%	7/1/2039	1,700	1,911
[8]	Pinal County AZ Pledged Obligations Revenue	5.000%	8/1/2036	650	744
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2036	1,540	1,555
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2039	1,370	1,408
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2043	1,000	1,087
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/2026	2,500	2,521
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/2028	640	667
[6]	Sierra Vista AZ Industrial Development Authority Education Facility Revenue (American Leadership Academy)	5.500%	6/15/2036	750	738
	Sierra Vista AZ Industrial Development Authority Education Facility Revenue (Wake Preparatory Academy)	5.250%	6/15/2035	1,000	1,030
	Tempe AZ GO	5.000%	7/1/2045	1,000	1,103
	Tempe AZ Industrial Development Authority Revenue (Friendship Village Project)	3.500%	12/1/2030	450	449
	Tucson AZ Industrial Development Authority Multifamily Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	750	750
					100,163
Arkansas (0.1%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/2032	2,000	2,111
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/2033	500	518
	Bentonville AR Sales & Use Tax Revenue	4.000%	11/1/2045	795	807
	El Dorado AR School District No. 15 GO	5.000%	2/1/2043	1,385	1,434
	El Dorado AR School District No. 15 GO	5.000%	2/1/2045	2,920	3,008
[3]	Fort Smith AR Sales & Use Tax Revenue	5.000%	11/1/2036	500	565
[3]	Fort Smith AR Sales & Use Tax Revenue	5.000%	11/1/2041	1,000	1,100
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/2029	1,075	1,079
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/2038	500	541
	Springdale AR School District No. 50 GO	3.000%	6/1/2032	495	485
					11,648
California (5.1%)
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/2037	1,000	1,004
[3]	Alhambra CA Unified School District Elementary Improvement District GO	0.000%	8/1/2038	1,000	665
	Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/2032	250	274
	Antelope Valley CA Community College District Election GO	0.000%	8/1/2035	650	457
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/2042	1,000	1,198
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	5.000%	10/1/2033	1,045	1,182
[11]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/2029	1,000	916
	California Community Choice Financing Authority Revenue	5.000%	2/1/2031	7,500	7,970
	California Community Choice Financing Authority Revenue	5.000%	11/1/2033	6,250	6,777
	California Community Choice Financing Authority Revenue	5.000%	7/1/2034	100	110
	California Community Choice Financing Authority Revenue	5.000%	7/1/2035	4,925	5,421
	California Community Choice Financing Authority Revenue	5.000%	12/1/2035	5,580	6,065
	California Community Choice Financing Authority Revenue	5.250%	2/1/2036	9,000	9,854
	California Community Choice Financing Authority Revenue	5.000%	3/1/2036	3,620	3,775
[9]	California Community Choice Financing Authority Revenue	5.000%	6/1/2036	8,505	9,221
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/2027	500	507
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/2028	3,745	3,790
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/2028	7,330	7,659
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2029	1,385	1,449

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2029	4,890	5,107
California Community Choice Financing Authority Revenue PUT	5.250%	4/1/2030	7,000	7,402
California Community Choice Financing Authority Revenue PUT	5.500%	11/1/2030	3,630	3,962
California Community Choice Financing Authority Revenue PUT	5.000%	3/1/2031	5,575	5,914
California Community Choice Financing Authority Revenue PUT	4.000%	8/1/2031	2,810	2,853
California Community Choice Financing Authority Revenue PUT	5.000%	4/1/2032	6,575	6,997
California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2032	5,195	5,339
California Community Choice Financing Authority Revenue PUT	5.000%	9/1/2032	10,000	10,826
California Community Choice Financing Authority Revenue PUT	5.000%	9/1/2032	3,125	3,330
California Community Choice Financing Authority Revenue PUT	5.000%	10/1/2032	7,095	7,410
California Community Choice Financing Authority Revenue PUT	5.000%	11/1/2032	4,340	4,609
California Community Choice Financing Authority Revenue PUT	5.000%	12/1/2032	12,665	13,032
California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2033	9,430	10,177
California Community Choice Financing Authority Revenue PUT	5.000%	10/1/2033	2,935	3,078
California Community Choice Financing Authority Revenue PUT	5.000%	7/1/2034	11,840	12,171
California Community Choice Financing Authority Revenue PUT	5.000%	5/1/2035	4,470	4,609
California Community Choice Financing Authority Revenue PUT	5.000%	5/1/2035	4,705	5,090
California Community Choice Financing Authority Revenue PUT	5.000%	11/1/2035	7,205	7,718
California Community Choice Financing Authority Revenue PUT	5.000%	2/1/2036	2,870	3,085
California Educational Facilities Authority Revenue	5.250%	10/1/2034	1,000	1,065
California GO	5.000%	10/1/2026	1,000	1,006
California GO	5.000%	10/1/2027	1,000	1,034
California GO	5.000%	8/1/2028	1,000	1,055
California GO	5.000%	8/1/2028	1,710	1,804
California GO	5.000%	10/1/2029	1,395	1,506
California GO	5.000%	9/1/2030	5,000	5,488
California GO	4.000%	8/1/2031	1,675	1,676
California GO	5.000%	8/1/2031	1,000	1,115
California GO	5.000%	8/1/2031	1,500	1,672
California GO	5.000%	4/1/2032	2,500	2,662
California GO	5.000%	8/1/2032	1,635	1,851
California GO	5.000%	8/1/2032	1,560	1,766
California GO	5.000%	10/1/2032	20	20
California GO	4.000%	9/1/2033	2,000	2,002
California GO	5.000%	8/1/2034	2,010	2,332
California GO	5.000%	3/1/2035	1,960	2,115
California GO	5.000%	8/1/2035	355	416
California GO	4.000%	3/1/2036	980	1,009
California GO	5.000%	4/1/2036	5,000	5,299
California GO	5.000%	8/1/2036	435	506
California GO	5.000%	10/1/2039	1,000	1,093
California GO	5.000%	9/1/2041	1,000	1,117
California GO	5.000%	9/1/2043	2,500	2,753
California GO	5.000%	9/1/2043	3,455	3,826
California GO	5.000%	10/1/2043	1,000	1,132
California GO	5.000%	3/1/2044	1,000	1,112
California GO	5.000%	8/1/2044	1,000	1,106
California GO	5.000%	9/1/2044	2,045	2,251
California GO Prere.	4.000%	3/1/2030	20	21
California GO Prere.	5.000%	3/1/2030	40	43
California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/2029	5,000	5,364
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2028	1,000	1,046
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2031	2,000	2,175
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2032	1,045	1,145
California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/2028	1,000	1,030
California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/2037	1,000	1,012
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) PUT	5.000%	10/1/2030	1,415	1,521
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) PUT	5.000%	10/1/2032	1,690	1,881
California Health Facilities Financing Authority Revenue (Rady Children's Health) PUT	5.000%	5/1/2034	500	570
California Health Facilities Financing Authority Revenue (Rady Children's Health) PUT	5.000%	8/15/2036	1,000	1,166
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/2036	1,000	1,025
California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/2040	1,000	1,004
California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/2040	1,000	1,005
California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/2033	4,132	4,210
California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/2035	896	929
California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/2035	2,423	2,453
California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/2035	4,819	4,781

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/2036	3,055	2,982
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/2036	485	496
[12]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/2028	500	519
	California Infrastructure & Economic Development Bank Revenue (Clinical & Life Sciences Building)	5.000%	5/15/2038	1,305	1,511
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/2028	1,000	956
	California Municipal Finance Authority Certificates Revenue	4.216%	11/20/2040	3,214	3,203
	California Municipal Finance Authority Certificates Revenue	4.216%	11/20/2040	1,111	1,056
	California Municipal Finance Authority Certificates Revenue	3.439%	2/20/2041	1,233	1,159
	California Municipal Finance Authority Certificates Revenue	4.050%	7/20/2041	2,095	2,075
	California Municipal Finance Authority Certificates Revenue	4.050%	7/20/2041	183	172
	California Municipal Finance Authority Multifamily Tax-Exempt Bonds Revenue (Terry Manor Apartments)	4.200%	8/1/2040	985	1,003
	California Municipal Finance Authority Revenue (SFMTA Potrero Yard Project)	5.000%	6/30/2032	1,620	1,744
	California Municipal Finance Authority Revenue (SFMTA Potrero Yard Project)	5.000%	3/1/2038	850	961
[6]	California Public Finance Authority Senior Living Revenue	5.875%	6/1/2039	250	250
[6]	California Public Finance Authority Senior Living Revenue	6.200%	6/1/2044	1,600	1,602
[6]	California Public Finance Authority Senior Living Revenue PUT	5.100%	4/1/2033	1,145	1,157
	California State Public Works Board Lease Revenue (May Lee State Office Complex)	5.000%	4/1/2042	1,000	1,112
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/2026	1,000	1,011
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/2028	1,000	1,060
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/2030	1,000	1,095
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/2031	500	558
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/2038	1,730	1,984
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/2039	1,670	1,906
	California State University Systemwide Revenue	5.000%	11/1/2037	1,000	1,165
	California State University Systemwide Revenue	5.000%	11/1/2038	1,840	2,132
	California State University Systemwide Revenue	5.000%	11/1/2039	1,295	1,489
	California State University Systemwide Revenue	5.000%	11/1/2041	1,000	1,140
	California State University Systemwide Revenue	5.000%	11/1/2043	1,000	1,128
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/2029	1,000	944
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	4.500%	11/1/2033	500	520
[6]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2030	1,000	1,081
[6]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2032	2,500	2,771
[6]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2035	5,500	6,270
[6]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/2028	400	400
[9]	Campbell CA Union High School District GO	5.000%	8/1/2031	580	640
[3]	Centinela Valley CA Union High School District GO	5.000%	8/1/2028	1,000	1,055
[3]	Centinela Valley CA Union High School District GO	5.000%	8/1/2029	1,000	1,078
[3]	Centinela Valley CA Union High School District GO	5.000%	8/1/2030	1,000	1,100
	Central CA Valley Energy Authority Commodity Supply Revenue	5.000%	8/1/2034	2,245	2,406
	Central CA Valley Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/2035	5,405	5,788
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/2034	1,245	1,454
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/2034	1,560	1,822
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/2035	1,200	1,416
	Chabot-Las Positas CA Community College District GO	5.000%	8/1/2046	495	547
	Chino Valley Unified School District GO	0.000%	8/1/2031	600	516
[6]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/2046	1,420	1,255
[6]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/2047	800	711
[6]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/2047	500	439
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/2037	1,000	1,169
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/2038	1,365	1,609
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/2039	1,880	2,202
	Fairfield-Suisun CA Unified School District GO	0.000%	2/1/2029	2,000	1,872
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.200%	1/15/2029	1,390	1,522
	Fremont CA Unified School District GO	5.000%	8/1/2028	980	1,036
	Fremont CA Unified School District GO	5.000%	8/1/2031	1,705	1,921
[11]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/2027	2,070	2,026
	Inglewood CA Unified School District GO	5.000%	8/1/2033	630	714
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/2033	500	575
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/2042	1,000	1,130
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2027	110	112
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	615	630

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	55	56
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	375	384
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	45	46
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	50	51
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	115	118
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	155	159
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	60	61
Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2028	85	87
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	260	269
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	700	732
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	65	66
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	90	94
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	60	63
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	180	188
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	2,230	2,331
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	45	47
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	430	445
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	285	298
Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2029	300	309
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	670	710
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	125	128
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	500	516
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	55	57
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	305	320
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	280	294
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	70	71
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	45	48
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	30	32
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	40	42
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	80	85
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	395	419
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	165	175
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	265	281
Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/2030	2,455	2,602
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	735	758
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	155	163
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	405	436
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	1,120	1,206
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	250	262
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	165	178
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	85	88
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	135	145
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	3,520	3,773
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	50	55
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	65	69
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	195	204
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	1,515	1,657
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	855	880
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	265	290
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	10	11
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	60	66
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	115	126
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	1,500	1,640
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	2,600	2,843
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	265	280
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	155	162
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	30	32
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	75	77
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	70	74
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	140	155
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	240	266
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	450	498
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,610	1,783
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,885	2,088
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,040	1,152
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	695	770
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	1,440	1,454
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	250	252
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	95	106

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	320	358
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	195	215
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	130	145
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	85	95
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	230	257
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	2,040	2,282
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	230	257
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	760	787
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	120	125
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	35	39
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	80	83
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	1,000	1,098
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	55	61
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	65	72
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	940	1,059
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	2,190	2,467
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	1,330	1,375
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	95	99
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	155	174
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	160	178
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	145	156
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	45	49
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	175	194
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	1,000	1,133
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	1,570	1,779
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,695	1,750
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	100	108
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,000	1,088
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	300	332
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	170	180
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	50	56
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	300	334
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,000	1,113
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,730	1,947
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	1,000	1,008
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	1,145	1,180
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	1,400	1,480
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	270	287
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	25	27
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	40	44
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	305	336
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	55	61
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	80	85
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	120	128
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	240	261
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	505	553
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	95	105
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	500	504
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	2,550	2,624
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	120	128
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	105	112
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	440	474
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	170	183
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	175	192
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	160	172
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	60	66
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	1,020	1,132
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	405	426
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	1,220	1,304
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	270	293
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	550	603
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	110	119
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	85	93
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	115	125
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	245	267
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	55	60
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	1,000	1,111
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	330	346

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	25	27
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	160	170
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	120	130
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	1,380	1,519
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	1,980	2,179
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	325	342
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	1,000	1,077
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	1,000	1,082
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	50	54
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	535	581
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	70	73
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	20	21
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	1,000	1,005
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	80	85
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	40	43
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	20	22
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	195	210
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	1,230	1,342
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	1,000	1,070
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	165	175
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	60	64
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	70	75
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	295	318
[8]	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	345	375
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2044	1,150	1,236
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2044	1,000	1,086
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2046	1,540	1,602
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/2042	1,000	1,091
	Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/2046	1,000	1,067
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	2,000	2,238
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	705	800
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	2,000	2,295
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	2,000	2,251
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2037	1,595	1,858
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2038	1,000	1,157
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2043	1,000	1,032
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/2042	2,100	2,192
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	925	1,072
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	315	358
[8]	Los Angeles County CA School District GO	5.000%	7/1/2036	1,000	1,032
	Manteca CA Unified School District GO	5.000%	8/1/2036	575	677
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No. 1 2015)	5.000%	9/1/2031	1,130	1,132
	Mount Diablo CA Unified School District GO	5.000%	8/1/2036	530	619
	Mount Diablo CA Unified School District GO	5.000%	8/1/2037	585	679
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/2039	555	686
	Newport Mesa CA Unified School District GO	0.000%	8/1/2030	630	564
	Northern California Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/2030	8,555	9,060
[8]	Oakland CA Unified School District GO	5.000%	8/1/2032	1,485	1,674
[8]	Oakland CA Unified School District GO	5.000%	8/1/2038	3,465	3,989
	Oceanside CA Unified School District GO	5.000%	8/1/2039	470	540
	Oceanside CA Unified School District GO	5.000%	8/1/2040	500	571
	Ontario CA Public Financing Authority Lease Revenue	5.000%	11/1/2036	585	680
	Oxnard CA School District GO	0.000%	2/1/2031	115	100
[3]	Palomar Pomerado Health California GO	0.000%	8/1/2026	1,040	1,037
[3]	Palomar Pomerado Health California GO	0.000%	8/1/2030	2,000	1,721
[3]	Palomar Pomerado Health California GO	0.000%	8/1/2032	740	586
	Peralta CA Community College District Election GO	5.250%	8/1/2042	1,000	1,106
	Peralta CA Community College District GO	5.000%	8/1/2032	1,000	1,145
[3]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,370	1,375
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/2037	2,000	2,215
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/2039	2,000	2,193
	Riverside CA Electric Revenue	5.000%	10/1/2032	1,830	1,950
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/2030	2,415	2,118
[10]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/2030	1,815	1,603
	San Diego CA Housing Authority Multi Family Housing Revenue (Sea Breeze Gardens)	4.200%	6/1/2040	920	924
	San Diego CA Public Facilities Financing Authority Lease Revenue	5.000%	10/15/2043	775	871
	San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2037	1,365	1,610

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	San Diego CA Unified School District GO	5.500%	7/1/2027	520	538
	San Diego CA Unified School District GO	0.000%	7/1/2030	250	224
	San Diego CA Unified School District GO	0.000%	7/1/2044	1,000	505
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	320	312
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	80	78
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	100	97
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	70	66
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	60	57
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	150	142
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	220	209
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	60	55
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	200	184
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	240	221
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/2037	800	929
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/2041	320	364
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/2042	1,000	1,143
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/2043	1,000	1,101
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/2044	1,500	1,660
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/2029	1,000	1,036
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/2036	1,540	1,840
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/2037	2,055	2,465
	San Francisco CA City & County Unified School District GO	5.000%	6/15/2032	1,000	1,130
	San Joaquin Valley CA Clean Energy Authority Project Revenue PUT	5.500%	7/1/2035	4,740	5,269
[11]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/2033	1,475	1,193
	Santa Barbara County CA Housing Authority Revenue (Heritage Ridge Family Apartments)	4.000%	12/1/2038	145	146
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/2039	1,155	1,067
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/2042	600	571
	South San Francisco CA Unified School District GO	5.000%	9/1/2033	1,150	1,340
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/2030	250	269
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/2033	275	308
	Southern California Public Power Authority Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	1,000	1,001
	Southern California Public Power Authority Revenue (Clean Energy II Project)	5.000%	11/1/2033	3,925	4,187
	Southern California Public Power Authority Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	7,725	8,109
	Southern California Public Power Authority Revenue (Transmission System Renewal Project)	5.000%	7/1/2036	1,190	1,368
	Southern California Public Power Authority Revenue (Transmission System Renewal Project)	5.000%	7/1/2039	675	756
	Southern California Public Power Authority Revenue (Transmission System Renewal Project)	5.000%	7/1/2047	1,120	1,188
	Southern California Public Power Authority Revenue (Transmission System Renewal Project) PUT	5.000%	7/1/2029	1,480	1,554
	Southern California Public Power Authority Revenue (Windy Flats Project)	5.000%	7/1/2029	45	48
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2027	55	56
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2029	65	69
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2044	100	108
[8]	Stockton CA Unified School District GO	5.000%	8/1/2035	605	715
[3]	Sutter Butte Flood Control Agency CA Assessment Revenue	5.000%	10/1/2030	500	547
[10]	Union CA Elementary School District GO	0.000%	9/1/2028	1,080	1,024
	University of California Revenue	5.000%	11/15/2027	2,025	2,098
	University of California Revenue	5.000%	11/15/2029	1,485	1,606
	University of California Revenue	5.000%	5/15/2030	6,140	6,698
	University of California Revenue	5.000%	11/15/2030	1,735	1,910
	University of California Revenue	5.000%	5/15/2031	1,400	1,553
	University of California Revenue	5.000%	5/15/2031	1,000	1,109
	University of California Revenue	5.000%	11/15/2031	1,385	1,549
	University of California Revenue	5.000%	5/15/2033	1,235	1,410
	University of California Revenue	4.000%	5/15/2034	1,000	1,009
	University of California Revenue	4.000%	5/15/2035	2,000	2,016
	University of California Revenue	5.000%	5/15/2035	1,620	1,686
	University of California Revenue	5.000%	5/15/2035	1,165	1,212
	University of California Revenue	5.000%	5/15/2036	8,990	10,551
	University of California Revenue	5.000%	5/15/2037	1,005	1,153
	University of California Revenue	5.000%	5/15/2037	2,340	2,684
	University of California Revenue	5.000%	5/15/2038	1,975	2,253
	University of California Revenue	5.000%	5/15/2038	1,670	1,905
	University of California Revenue	5.250%	5/15/2038	1,835	2,204

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Revenue	5.000%	11/15/2038	1,400	1,611
	University of California Revenue	5.000%	5/15/2039	2,135	2,416
	University of California Revenue	5.000%	11/15/2039	4,965	5,863
	University of California Revenue	5.250%	5/15/2040	1,980	2,393
	University of California Revenue	4.000%	5/15/2041	1,740	1,766
	University of California Revenue	4.000%	5/15/2041	3,475	3,524
	University of California Revenue	5.000%	5/15/2041	2,000	2,196
	University of California Revenue	5.000%	5/15/2041	1,000	1,110
	University of California Revenue	5.000%	11/15/2041	1,430	1,620
	University of California Revenue	5.000%	5/15/2042	1,000	1,108
	University of California Revenue	5.000%	5/15/2042	1,000	1,108
	University of California Revenue	5.000%	5/15/2042	1,590	1,781
	University of California Revenue	5.000%	5/15/2043	1,000	1,105
	University of California Revenue	5.000%	11/15/2045	1,290	1,432
[3,12]	West Contra Costa CA Unified School District GO	0.000%	8/1/2032	1,155	951
[8,10]	West Contra Costa CA Unified School District GO	0.000%	8/1/2032	500	412
[10]	West Contra Costa CA Unified School District GO	0.000%	8/1/2034	1,225	924
					630,574
Colorado (0.6%)
	Adams County CO COP	5.000%	12/1/2031	650	651
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/2042	1,575	1,783
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/2045	1,000	1,130
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/2046	1,000	1,119
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/2043	1,000	1,048
	Aurora CO Water Revenue Prere.	5.000%	8/1/2026	1,645	1,648
[3]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2033	1,000	1,087
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/2036	410	469
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/2043	1,500	1,727
[8]	Canyons Metropolitan District No. 5 CO Ltd. Tax GO	5.000%	12/1/2033	250	279
	Colorado COP	4.000%	12/15/2033	1,235	1,260
	Colorado COP	4.000%	12/15/2034	1,800	1,834
	Colorado COP	6.000%	12/15/2036	1,000	1,172
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/2036	175	172
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/2030	500	503
[5]	Colorado Health Facilities Authority Hospital Revenue VRDO	2.900%	7/1/2026	1,900	1,900
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group)	5.000%	11/15/2039	1,000	1,098
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2030	1,075	1,159
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2033	1,000	1,114
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/Sunbelt Obligated Group)	4.000%	11/15/2046	1,860	1,735
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/2037	1,000	1,053
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/2038	1,000	1,002
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/2036	1,515	1,521
	Colorado Health Facilities Authority Revenue	4.000%	1/1/2035	1,000	1,016
	Colorado Health Facilities Authority Revenue	5.125%	12/1/2045	1,000	1,044
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/2026	95	96
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	9/1/2029	1,330	1,409
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	9/1/2032	1,000	1,095
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	12/1/2039	1,000	1,081
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	4.000%	8/1/2044	1,625	1,557
	Colorado Health Facilities Authority Revenue (Intermountain Health)	5.000%	5/15/2033	1,000	1,112
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/2026	1,500	1,504
	Colorado Housing & Finance Authority Multifamily Revenue	3.150%	4/1/2029	1,060	1,060
	Colorado Housing & Finance Authority Single Family Mortgage Revenue	6.000%	11/1/2055	460	508
	Colorado School of Mines Institutional Enterprise Revenue	5.000%	12/1/2042	4,000	4,408
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/2033	1,000	1,079
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/2034	750	807
	Colorado Springs Multifamily Housing Revenue (Bradley Ridge Apartments Project) PUT	3.150%	12/1/2029	500	501
[6]	CSU Strata CO Student Housing Revenue (Prospect Project)	5.000%	3/1/2040	500	516
	Denver CO City & County Airport Revenue	5.000%	12/1/2026	775	782
	Denver CO City & County Airport Revenue	5.000%	11/15/2040	575	623
	Denver CO City & County COP	5.000%	6/1/2037	1,685	1,687
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/2029	500	445
	Denver CO City & County Housing Authority Multifamily Revenue	5.000%	6/1/2029	180	187
	Denver CO City & County Housing Authority Multifamily Revenue	5.000%	12/1/2045	320	331

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County School District No. 1 GO	5.000%	12/1/2034	1,125	1,308
	Denver CO City & County School District No. 1 GO	5.000%	12/1/2036	2,000	2,018
	Denver CO City & County School District No. 1 GO	5.250%	12/1/2042	3,000	3,417
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2029	2,000	1,836
[10]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2032	1,000	831
[9]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2035	400	291
[9]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2039	400	238
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2040	1,000	579
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/2040	500	554
[3]	Grand River Hospital District CO GO	6.000%	12/1/2039	1,000	1,183
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/2036	3,015	3,155
	Jefferson County CO School District No. R-1 GO Prere.	5.000%	12/15/2028	380	402
	Larimer Weld & Boulder County CO School District R-2J Thompson GO	5.500%	12/15/2042	635	746
[3]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/2046	780	745
[3]	Park Creek Metropolitan District CO Ltd. Property Tax Revenue	5.000%	12/1/2040	1,750	1,883
	Pitkin County CO School District No. 1 Aspen GO	5.500%	12/1/2045	725	829
	Prairie Point CO Community Authority Board Special Improvement District No. 1 Revenue	5.375%	12/1/2040	100	102
	Prairie Point CO Community Authority Board Special Improvement District No. 1 Revenue	5.750%	12/1/2045	110	113
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/2038	2,240	2,698
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/2039	1,325	1,306
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/2042	1,000	1,056
	University of Colorado Enterprise System Revenue	5.000%	6/1/2042	570	634
	Weld County CO School District No. RE 002 GO	5.000%	12/1/2036	2,325	2,466
					77,702
Connecticut (0.6%)
	Connecticut GO	5.000%	4/15/2028	1,000	1,045
	Connecticut GO	5.000%	11/15/2031	865	962
	Connecticut GO	5.000%	11/15/2032	1,705	1,922
	Connecticut GO	5.000%	8/15/2034	1,220	1,400
	Connecticut GO	5.000%	11/15/2034	1,500	1,725
	Connecticut GO	5.000%	8/15/2035	1,085	1,254
	Connecticut GO	3.000%	1/15/2038	2,345	2,180
	Connecticut GO	5.000%	4/15/2039	1,650	1,724
	Connecticut GO	5.000%	8/15/2041	1,150	1,285
	Connecticut GO	5.000%	8/15/2042	1,190	1,325
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/2031	1,000	1,025
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/2029	1,255	1,309
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/2032	1,600	1,661
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/2035	650	658
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/2036	800	806
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/2031	575	584
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven)	5.000%	7/1/2032	1,000	1,123
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven) PUT	5.000%	7/1/2029	1,000	1,061
	Connecticut Health & Educational Facilities Authority Revenue (Yale University)	5.000%	7/1/2035	2,000	2,328
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/2026	500	500
[5,6]	Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	2.950%	7/1/2026	600	600
	Connecticut Housing Finance Authority Revenue	6.000%	11/15/2054	915	1,005
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/2028	1,805	1,876
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/2034	1,000	1,045
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/2035	1,000	1,073
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/2036	5,000	5,145
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2038	1,000	1,115
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2041	2,000	2,177
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2042	3,205	3,548
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2043	2,000	2,205
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2043	5,000	5,563
	Connecticut State Health & Educational Facilities Authority Revenue	5.000%	7/1/2031	1,440	1,570
[9]	Connecticut State Health & Educational Facilities Authority Revenue	5.875%	12/15/2046	265	269
	Connecticut State Health & Educational Facilities Authority Revenue VRDO	2.750%	7/1/2026	9,275	9,275
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/2038	680	735
[6]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/2030	710	716
[6]	New Canaan CT Housing Authority Multifamily Housing Revenue	6.000%	6/1/2035	1,000	1,000
[8]	New Haven Connecticut GO	5.000%	8/1/2028	500	524
[8]	New Haven Connecticut GO	5.000%	8/1/2037	1,000	1,097
	Norwalk CT Housing Authority Multifamily Revenue (Monterey Village Apartments)	4.400%	9/1/2042	1,000	1,005
	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	560	582

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	6.000%	10/1/2040	200	214
					68,216
Delaware (0.1%)
[6]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	2,445	2,080
	Delaware GO	5.000%	5/1/2028	2,000	2,095
	Delaware GO	4.000%	5/1/2042	2,500	2,524
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/2030	600	618
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/2037	1,000	1,055
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/2038	1,495	1,381
	Delaware State Economic Development Authority Revenue (Delmarva Power & Light Co. Project)	3.600%	1/1/2031	500	517
	Delaware State Economic Development Authority Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	1,350	1,364
	University of Delaware Bonds Revenue	5.000%	11/1/2040	500	583
					12,217
District of Columbia (0.4%)
	District of Columbia GO	5.000%	6/1/2027	1,000	1,024
	District of Columbia GO	5.000%	12/1/2031	2,180	2,427
	District of Columbia GO	5.000%	1/1/2039	1,000	1,097
	District of Columbia GO	5.000%	6/1/2043	1,845	2,064
	District of Columbia GO	5.000%	8/1/2044	1,145	1,250
	District of Columbia GO	5.000%	8/1/2045	4,500	4,876
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/2035	1,000	1,002
	District of Columbia Housing Finance Agency Multifamily Revenue	4.800%	6/1/2045	260	265
	District of Columbia Housing Finance Agency Multifamily Revenue PUT	3.150%	2/1/2029	130	131
[13]	District of Columbia Housing Finance Agency Multifamily Revenue PUT	3.600%	9/1/2030	500	505
[13]	District of Columbia Housing Finance Agency Multifamily Revenue PUT	3.125%	3/1/2031	140	139
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/2030	1,355	1,483
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/2036	1,000	1,135
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	6/1/2038	1,810	2,050
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	5/1/2039	1,000	1,100
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	7/1/2040	3,000	3,257
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	3/1/2044	3,000	3,128
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/2039	1,460	1,282
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/2040	1,000	1,000
	District of Columbia University Revenue PUT	5.000%	4/3/2035	2,295	2,531
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/2037	2,610	2,978
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/2039	3,750	4,248
[3]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/2036	525	356
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,300	772
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,915	1,239
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,000	600
[3]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2040	500	278
	Washington Convention & Sports Authority Revenue	5.000%	10/1/2026	1,090	1,096
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/2034	1,115	1,143
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2027	100	103
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2028	100	105
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2039	685	748
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2041	805	871
[5,6]	Washington DC Metropolitan Area Transit Authority Dedicated Revenue TOB VRDO	3.080%	7/1/2026	5,500	5,500
					51,783
Florida (1.8%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/2031	305	310
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/2031	615	626
[3]	Bay County FL School Board COP	4.000%	7/1/2038	1,285	1,293
	Bay County FL School Board COP	5.500%	7/1/2041	1,450	1,597
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/2031	1,415	1,531
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	7/1/2031	1,675	1,817
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	7/1/2034	1,525	1,705
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/2040	715	757
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/2038	3,460	3,758
	Broward County FL School COP	5.000%	7/1/2036	1,000	1,090
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/2039	1,000	1,050
	Cape Coral FL Water & Sewer Revenue	4.000%	10/1/2035	2,250	2,257

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/2030	500	527
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/2033	540	564
[6]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/2031	495	456
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2029	325	325
	Capital Trust Authority FL Health Care Facilities Revenue (UF Health Projects)	5.000%	12/1/2032	1,000	1,103
	Capital Trust Authority FL Health Care Facilities Revenue (UF Health Projects)	5.000%	12/1/2035	1,000	1,120
[6,9]	Capital Trust Authority FL Revenue (Marie Selby Botanial Gardens Inc. Project)	4.500%	6/15/2033	125	126
[3]	Central FL Expressway Authority Revenue	2.500%	7/1/2040	1,000	787
	Central FL Expressway Authority Revenue Prere.	4.000%	7/1/2026	1,015	1,015
[3]	Central Florida Expressway Authority Revenue	5.000%	7/1/2032	1,000	1,123
[3]	Central Florida Expressway Authority Revenue	5.000%	7/1/2033	1,000	1,137
[3]	Central Florida Expressway Authority Revenue	5.000%	7/1/2034	1,000	1,148
	Davie FL Educational Facilities Revenue	5.000%	4/1/2038	1,000	1,024
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/2034	925	946
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/2035	1,075	1,098
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/2034	1,980	2,060
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/2039	1,525	1,563
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Cornerstone Classical Academy Inc. Project)	5.250%	6/1/2044	155	155
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2029	410	400
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/2029	400	406
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/2030	850	862
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Renaissance Charter School Projects)	5.500%	6/15/2040	605	639
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/2030	435	435
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/2039	2,500	2,668
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/2039	1,020	1,137
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	470	508
	Florida Development Finance Corp. Healthcare Facilities Revenue (UF Health Jacksonville Project)	5.000%	2/1/2036	1,105	1,157
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/2038	770	775
	Florida Housing Finance Corp. Homeowner Mortgage Revenue	6.000%	1/1/2057	320	358
[6]	Florida Local Government Finance Commission Senior Living Revenue (Nocatee Project)	4.200%	11/15/2030	520	523
[6]	Florida Local Government Finance Commission Senior Living Revenue (Nocatee Project)	6.625%	11/15/2045	500	545
	Florida Municipal Power Agency Revenue	3.000%	10/1/2033	1,000	961
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/2026	5,000	5,000
	Florida State Department of Transportation Turnpike Authority Revenue	5.000%	7/1/2030	5,500	5,998
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/2041	2,000	2,041
	Florida State Turnpike Authority Revenue	4.000%	7/1/2034	1,385	1,385
	Florida State Turnpike Authority Revenue	3.000%	7/1/2035	150	144
	Fort Lauderdale FL Water & Sewer Revenue (Enabling Works Project)	5.000%	9/1/2040	1,900	2,094
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/2041	210	194
[5]	Highlands County FA Health Facilities Authority Revenue (Adventhealth Obligated Group) VRDO	2.850%	7/1/2026	300	300
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2029	1,545	1,659
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2034	1,610	1,828
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2043	1,860	2,028
[5]	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System) VRDO	2.850%	7/1/2026	1,100	1,100
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/2028	385	386
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/2027	1,905	1,964
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/2027	1,465	1,511
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/2037	1,250	1,251
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/2030	1,085	1,112
	Jacksonville FL Special Revenue	5.000%	10/1/2027	1,500	1,548
	Jacksonville FL Special Revenue	5.000%	10/1/2038	1,410	1,486
	JEA FL Electric System Revenue	4.000%	10/1/2036	300	302

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA FL Water & Sewer System Revenue	5.000%	10/1/2043	1,000	1,087
	Kissimmee FL Capital Improvement Revenue	5.000%	10/1/2043	1,565	1,699
	Lakeland FL Capital Improvement Revenue	5.000%	10/1/2037	1,185	1,330
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/2026	1,475	1,486
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/2042	1,525	1,647
	Lee County FL Housing Finance Authority Multifamily Revenue	4.550%	1/1/2040	985	1,028
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/2030	465	471
[6,9]	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.500%	10/1/2036	840	846
[6,9]	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	5.250%	10/1/2044	305	312
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	5.000%	11/15/2044	1,375	1,444
	Lee County FL Industrial Development Authority Hospital Revenue	5.000%	4/1/2036	1,750	1,819
	Lee County FL Industrial Development Authority Hospital Revenue PUT	5.000%	4/1/2033	1,260	1,384
[4]	Lee County FL Industrial Development Authority Hospital Revenue, SOFR + 0.850%	5.000%	4/1/2039	1,655	1,704
[3]	Marion County FL School Board COP	5.250%	6/1/2044	3,000	3,271
[3]	Miami Beach FL Redevelopment Agency Tax Increment Revenue (City Center/Historic Convention Village)	5.000%	2/1/2037	1,275	1,420
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/2034	1,020	1,022
	Miami FL SO Non-AD Valorem Revenue (New Administrative Building)	5.000%	3/1/2039	3,500	3,842
[3,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/2030	1,325	1,367
[3,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/2035	1,000	1,026
	Miami-Dade County FL Aviation Revenue	5.000%	10/1/2029	475	509
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/2033	1,850	1,860
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/2034	1,000	1,005
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/2036	1,000	1,009
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/2036	1,160	1,162
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2033	1,000	1,117
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2034	1,440	1,623
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2035	1,500	1,703
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/2041	1,500	1,672
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/2044	1,500	1,646
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2045	1,000	1,070
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2045	1,000	1,077
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/2033	1,290	1,330
	Miami-Dade County FL Housing Finance Authority Multifamily Revenue PUT	3.400%	1/1/2028	450	452
[6]	Miami-Dade County FL Industrial Development Authority Student Housing Revenue PUT	5.375%	7/1/2036	3,980	4,164
[3]	Miami-Dade County FL Professional Sports Franchise Facilities TAX Revenue	0.000%	10/1/2045	4,000	1,652
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/2030	1,000	1,019
	Miami-Dade County FL SO Revenue	0.000%	10/1/2034	1,000	751
	Miami-Dade County FL SO Revenue	5.000%	4/1/2037	1,255	1,318
	Miami-Dade County FL SO Revenue	0.000%	10/1/2038	2,265	1,421
	Miami-Dade County FL SO Revenue	0.000%	10/1/2039	1,750	1,047
	Miami-Dade County FL SO Revenue	4.000%	4/1/2042	1,000	997
[8]	Miami-Dade County FL SO Revenue	0.000%	10/1/2042	5,205	2,694
	Miami-Dade County FL SO Revenue	5.000%	4/1/2043	3,855	4,151
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/2031	1,400	1,401
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/2038	2,155	2,151
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/2046	1,000	1,024
	North Brevard County FL Hospital District Revenue	5.000%	1/1/2034	1,000	1,024
	North Miami Beach FL Bonds GO	5.000%	11/1/2042	1,265	1,385
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/2033	1,965	2,035
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/2035	2,125	2,171
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/2043	1,000	1,050
[6]	Okaloosa County FL Industrial Development Revenue (Air Force Enlisted Village Project)	5.500%	5/15/2045	325	340
	Okaloosa County FL School Board COP	5.000%	10/1/2026	785	789
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/2030	1,510	1,517
	Orange County FL Health Facilities Authority Revenue (Orlando Health Obligated Group)	5.000%	10/1/2046	1,165	1,235
	Orange County FL Housing Finance Authority Multifamily Revenue PUT	3.350%	7/1/2028	1,470	1,474
[9]	Orange County FL Tourist Development Tax Revenue	5.000%	10/1/2044	2,000	2,203
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/2026	1,400	1,408
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/2036	750	821
[3]	Orlando FL Contract Tourist Development Tax Revenue (Camping World Stadium)	5.000%	11/1/2037	1,500	1,674
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/2028	1,100	1,160
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/2043	1,000	1,099

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/2028	1,335	1,261
	Osceola County FL Transportation Revenue	5.000%	10/1/2028	500	517
	Osceola County FL Transportation Revenue	0.000%	10/1/2034	2,000	1,427
	Palm Beach County FL Educational Facilities Authority Revenue (Atlantic University Inc.)	5.000%	10/1/2043	500	510
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/2033	420	451
	Palm Beach County FL Health Facilities Authority Revenue (Lifespace Communities Inc.)	5.000%	5/15/2041	600	623
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/2036	260	252
	Parrish Lakes FL Community Development District Revenue	5.000%	5/1/2031	115	117
[6]	Pasco County FL Revenue	5.000%	7/1/2030	2,500	2,661
[3]	Pasco County FL Revenue	5.500%	9/1/2041	2,500	2,744
	Pinery Community Development District FL Capital Improvement Revenue	4.500%	5/1/2036	570	563
	Reedy Creek FL Improvement District GO	4.000%	6/1/2035	1,000	1,003
	Sarasota County FL Utility System Revenue	5.250%	10/1/2042	1,685	1,842
	South Broward FL Hospital District Revenue	4.000%	5/1/2033	1,020	1,020
	South Broward FL Hospital District Revenue	3.000%	5/1/2040	1,960	1,712
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/2033	1,180	1,186
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/2035	2,635	3,006
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/2036	2,945	2,950
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group) PUT	5.000%	8/15/2030	1,435	1,549
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/2036	1,000	964
[3]	St. Johns County FL School Board COP	5.000%	7/1/2041	1,810	1,976
	Tallahassee FL Energy System Revenue	5.000%	10/1/2032	5,000	5,640
	Tallahassee FL Energy System Revenue	5.000%	10/1/2037	1,000	1,142
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/2037	2,040	2,049
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/2035	15	14
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2036	1,000	1,143
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2037	2,215	2,510
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2041	2,105	2,310
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2042	2,475	2,756
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2043	2,660	2,949
	Tampa FL Water & Wastewater System Revenue	5.000%	10/1/2040	1,625	1,820
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/2032	1,000	1,001
	Village Community FL Development District No. 13 Florida Special Assessment Revenue	2.850%	5/1/2036	855	769
[6]	Village Community FL Development District No. 15 Florida Special Assessment Revenue	4.000%	5/1/2034	990	1,003
[6]	Village Community FL Development District No. 15 Florida Special Assessment Revenue	4.850%	5/1/2038	415	431
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/2037	1,040	1,164
					224,423
Georgia (1.7%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/2039	1,500	1,613
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/2040	1,500	1,627
	Atlanta GA Airport Revenue	5.000%	7/1/2040	1,015	1,114
	Atlanta GA GO	5.000%	12/1/2040	5,500	6,080
[13]	Atlanta GA Urban Residential Finance Authority Multifamily Housing Revenue PUT	3.200%	2/1/2029	380	382
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/2044	1,170	1,299
	Atlanta GA Water & Wastewater Revenue Prere.	5.000%	11/1/2027	1,320	1,362
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	500	501
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	415	419
	Burke County GA Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	1,235	1,254
	Cartersville GA Water & Sewer Revenue	5.000%	6/1/2044	715	795
[6]	Cobb County GA Development Authority Educational Facilities Revenue (Bethel Christian Academy Project)	6.000%	6/1/2045	535	564
	Cobb County GA Development Authority Student Housing Revenue (KSU Housing Real Estate Foundations Projects)	5.000%	6/15/2037	1,500	1,694
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/2042	1,000	1,071
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2036	1,060	1,110
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2044	1,440	1,482
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2031	810	825
	Dalton GA Utilities Revenue	4.000%	3/1/2037	1,450	1,461
	DeKalb County GA Housing Authority Multi Family Revenue (Avenues of North Decatur)	4.125%	12/1/2034	575	575
	DeKalb County GA Housing Authority Multi Family Revenue (Kensington Station Project)	4.000%	12/1/2033	815	826

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DeKalb County GA Housing Authority Multi Family Revenue (Montreal Project)	4.000%	3/1/2034	2,000	2,009
	DeKalb County GA Housing Authority Multi Family Revenue (Park 500 Project)	4.000%	3/1/2034	2,760	2,768
	DeKalb County GA Housing Authority Multi Family Revenue (Summit Pointe LLC)	4.000%	12/1/2035	420	421
	DeKalb County GA Housing Authority Multi Family Revenue (Windmont Pointe Project)	4.000%	7/1/2036	315	313
	DeKalb County GA Water & Sewer Revenue	5.000%	10/1/2031	3,815	4,251
	DeKalb County GA Water & Sewer Revenue	5.000%	10/1/2038	3,500	3,966
	Fayette County GA Development Authority Revenue	5.000%	10/1/2032	750	811
	Fayette County GA Development Authority Revenue	5.000%	10/1/2039	1,000	1,064
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/2038	1,500	1,576
	Fulton County GA Development Authority Revenue (Robert W. Woodruff Arts Center Inc. Project)	5.000%	3/15/2035	1,575	1,778
	Fulton County GA Development Authority Revenue (Robert W. Woodruff Arts Center Inc. Project)	5.000%	3/15/2039	375	417
[6,9]	Fulton County GA Development Authority Revenue (Student Housing LLC)	5.250%	7/1/2046	290	293
[6]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/2041	1,050	1,000
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/2030	1,000	1,082
	Georgia GO	5.000%	7/1/2026	1,340	1,340
	Georgia GO	5.000%	7/1/2028	5,000	5,266
	Georgia GO	3.000%	2/1/2034	1,535	1,521
[9]	Georgia GO	5.000%	7/1/2039	2,500	2,873
[9]	Georgia GO	5.000%	7/1/2044	3,000	3,371
[9]	Georgia GO	5.000%	7/1/2045	3,000	3,339
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/2031	350	355
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/2033	1,575	1,598
	Jackson County GA School District GO	5.000%	3/1/2037	1,885	2,160
	Macon-Bibb County GA Housing Authority Multifamily Revenue PUT	3.150%	2/1/2028	405	406
	Main Street Energy Inc. GA Energy Project Revenue	5.000%	10/1/2033	3,480	3,706
	Main Street Energy Inc. GA Energy Project Revenue	5.000%	12/1/2033	2,500	2,643
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	3/1/2029	175	183
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/2036	250	271
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/2029	6,440	6,562
[14]	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/2030	12,740	13,444
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/2030	8,145	8,663
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2030	5,785	6,116
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	4/1/2031	545	582
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/2031	7,575	8,085
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/2031	3,945	4,217
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2031	14,815	15,682
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/2032	4,620	4,968
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/2032	6,900	7,455
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2032	6,490	6,922
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/2038	675	730
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/2039	350	343
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/2026	295	295
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/2028	3,890	3,951
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/2029	5,015	5,232
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/2027	2,225	2,254
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/2037	1,000	937
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/2041	2,665	2,355
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/2039	2,050	1,868
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2027	1,150	1,163
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2030	1,000	1,001
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2033	1,130	1,184
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2038	1,000	1,081
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2039	1,215	1,257
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/2034	1,100	1,139
[3]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/2035	500	555
[3]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/2039	500	545
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2028	580	595
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2030	810	840
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2034	800	826
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/2036	600	620
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/2041	1,190	1,270
	Paulding County GA Hospital Authority Revenue (Wellstar Health System Inc.)	5.000%	4/1/2036	1,000	1,133
	Paulding County GA Hospital Authority Revenue (Wellstar Health System Inc.)	5.000%	4/1/2042	1,700	1,796

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2032	1,000	1,123
[6]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2033	2,500	2,823
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2033	1,035	1,176
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2036	795	843
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2036	1,090	1,255
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2037	1,000	1,144
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2040	1,455	1,667
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2042	1,180	1,340
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2045	1,690	1,880
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2043	1,000	1,091
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2044	1,000	1,084
	Savannah GA Economic Development Authority Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	100	100
[6]	Savannah GA Hospital Authority Revenue (St. Joseph's/Candler Health System Inc.)	5.500%	7/1/2027	1,000	1,025
	Valdosta & Lowndes County GA Hospital Authority Revenue (South Georgia Medical Center Project)	5.000%	10/1/2043	2,500	2,746
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	1,145	1,142
					212,940
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2033	205	222
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2034	295	322
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/2036	900	898
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2036	280	305
	Guam Government Business Privilege Tax Revenue	5.250%	1/1/2037	135	149
	Guam Government Business Privilege Tax Revenue	5.250%	1/1/2038	150	164
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/2042	805	786
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2032	1,000	1,089
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2033	105	115
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2034	700	774
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2036	130	143
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.250%	7/1/2042	480	519
	Guam Power Authority Revenue	5.000%	10/1/2030	2,060	2,181
	Guam Power Authority Revenue	5.000%	10/1/2032	1,000	1,077
	Guam Power Authority Revenue	5.000%	10/1/2035	150	161
	Guam Power Authority Revenue	5.000%	10/1/2038	405	410
	Guam Power Authority Revenue	5.000%	10/1/2039	270	289
	Guam Power Authority Revenue	5.000%	10/1/2040	250	266
	Guam Power Authority Revenue	5.000%	10/1/2041	380	398
	Guam Power Authority Revenue	5.000%	10/1/2044	120	125
					10,393
Hawaii (0.2%)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health Systems)	5.000%	7/1/2038	1,055	1,176
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health Systems)	5.000%	7/1/2040	1,680	1,852
	Hawaii GO	5.000%	8/1/2029	595	602
	Hawaii GO	5.000%	1/1/2036	4,115	4,236
	Hawaii State Airports System Revenue	5.000%	7/1/2041	1,700	1,891
	Honolulu HI City & County GO	5.000%	7/1/2028	895	941
	Honolulu HI City & County GO	5.000%	7/1/2043	3,960	4,257
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/2033	895	1,021
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/2036	1,725	1,993
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/2042	1,100	1,098
	Maui County HI GO	2.000%	3/1/2041	1,000	757
					19,824
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2041	2,000	2,186
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/2028	1,595	1,655
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/2043	1,045	1,122
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	1,000	1,088
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	1,000	1,109
[5]	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) VRDO	3.250%	7/1/2026	400	400
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2042	1,450	1,618
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.000%	7/1/2054	1,465	1,603
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.250%	1/1/2056	470	528
	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/2033	1,290	1,467
[3]	University of Idaho Revenue	5.000%	4/1/2038	775	873
[3]	University of Idaho Revenue	5.500%	4/1/2043	1,375	1,559
					15,208

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois (3.0%)
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	6.100%	4/1/2036	500	507
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/2039	1,000	1,068
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/2041	500	518
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/2043	1,000	1,060
[10]	Chicago IL Board of Education GO	0.000%	12/1/2028	1,000	919
	Chicago IL Board of Education GO	5.000%	12/1/2028	1,150	1,172
[3]	Chicago IL Board of Education GO	5.000%	12/1/2028	100	104
[10]	Chicago IL Board of Education GO	0.000%	12/1/2029	520	460
[10]	Chicago IL Board of Education GO	0.000%	12/1/2030	1,475	1,253
[3]	Chicago IL Board of Education GO	5.000%	12/1/2030	1,350	1,403
	Chicago IL Board of Education GO	5.000%	12/1/2030	500	511
[10]	Chicago IL Board of Education GO	0.000%	12/1/2031	1,550	1,263
	Chicago IL Board of Education GO	5.500%	12/1/2031	1,600	1,703
	Chicago IL Board of Education GO	5.000%	12/1/2032	1,000	1,023
	Chicago IL Board of Education GO	5.500%	12/1/2032	1,000	1,071
	Chicago IL Board of Education GO	5.000%	12/1/2033	1,000	1,031
	Chicago IL Board of Education GO	5.000%	12/1/2034	100	100
	Chicago IL Board of Education GO	5.000%	12/1/2034	1,000	1,017
	Chicago IL Board of Education GO	5.000%	12/1/2034	385	395
	Chicago IL Board of Education GO	5.500%	12/1/2034	1,000	1,079
	Chicago IL Board of Education GO	5.250%	12/1/2035	415	414
	Chicago IL Board of Education GO	5.250%	12/1/2035	1,500	1,556
	Chicago IL Board of Education GO	5.500%	12/1/2035	1,000	1,080
	Chicago IL Board of Education GO	5.250%	12/1/2036	3,000	3,094
	Chicago IL Board of Education GO	5.500%	12/1/2036	2,000	2,145
	Chicago IL Board of Education GO	4.000%	12/1/2037	1,000	928
	Chicago IL Board of Education GO	5.500%	12/1/2037	1,200	1,265
	Chicago IL Board of Education GO	4.000%	12/1/2038	1,000	921
	Chicago IL Board of Education GO	5.500%	12/1/2038	1,400	1,469
	Chicago IL Board of Education GO	4.000%	12/1/2039	1,000	915
	Chicago IL Board of Education GO	6.000%	12/1/2039	1,425	1,557
	Chicago IL Board of Education GO	4.000%	12/1/2042	2,000	1,788
	Chicago IL Board of Education GO	6.000%	12/1/2042	1,520	1,644
	Chicago IL Board of Education GO	6.000%	12/1/2043	1,755	1,891
	Chicago IL Board of Education Revenue	5.000%	4/1/2036	1,270	1,286
	Chicago IL GO	5.000%	1/1/2028	930	948
	Chicago IL GO	5.000%	1/1/2029	1,500	1,542
	Chicago IL GO	5.000%	1/1/2031	1,500	1,546
	Chicago IL GO	5.000%	1/1/2031	1,170	1,215
	Chicago IL GO	4.000%	1/1/2032	445	442
	Chicago IL GO	5.000%	1/1/2033	2,790	2,918
	Chicago IL GO	5.000%	1/1/2034	1,535	1,608
	Chicago IL GO	4.000%	1/1/2035	500	486
	Chicago IL GO	5.500%	1/1/2035	1,000	1,030
	Chicago IL GO	5.250%	1/1/2038	1,000	1,032
[10]	Chicago IL GO	0.000%	1/1/2039	1,600	927
	Chicago IL GO	5.500%	1/1/2039	1,000	1,045
	Chicago IL GO	5.500%	1/1/2039	1,000	1,045
	Chicago IL GO	5.500%	1/1/2040	1,000	1,042
	Chicago IL GO	5.500%	1/1/2041	1,290	1,358
	Chicago IL GO	5.500%	1/1/2041	1,400	1,474
	Chicago IL GO	5.000%	1/1/2043	2,495	2,508
	Chicago IL GO	5.000%	1/1/2045	4,895	4,822
[8]	Chicago IL GO	6.000%	1/1/2046	1,000	1,100
	Chicago IL GO ETM	5.000%	1/1/2028	160	166
	Chicago IL Housing Authority Revenue	5.000%	1/1/2033	1,000	1,023
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/2026	2,500	2,523
	Chicago IL Midway Airport Revenue	5.000%	1/1/2037	1,000	1,121
	Chicago IL Midway Airport Revenue	5.000%	1/1/2043	1,570	1,700
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2029	1,000	1,058
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2031	665	727
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2032	735	815
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2033	630	707
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2034	610	691
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2035	3,000	3,047
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2035	3,500	3,554
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2036	2,500	2,528
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2036	1,000	1,091
[8]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2036	1,000	1,095

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2038	1,000	1,004
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2038	1,080	1,126
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2039	1,000	1,040
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2041	1,280	1,415
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2043	1,000	986
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2043	1,410	1,520
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2044	1,000	981
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2044	1,290	1,397
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2048	1,500	1,565
	Chicago IL Park District GO	4.000%	1/1/2035	2,005	2,020
[3]	Chicago IL Revenue	5.000%	11/1/2032	1,000	1,107
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2042	1,000	1,088
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2043	1,455	1,576
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2044	1,550	1,671
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2044	1,375	1,484
[10]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/2030	980	1,030
[8]	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/2038	1,000	1,094
	Chicago IL Water Revenue	5.000%	11/1/2033	1,000	1,116
	Chicago IL Water Revenue	5.000%	11/1/2037	1,000	1,100
[3]	Chicago IL Water Revenue	4.000%	11/1/2040	1,000	1,003
	Chicago IL Water Revenue	5.000%	11/1/2040	1,000	1,087
	Chicago IL Water Revenue	5.000%	11/1/2041	1,000	1,085
	Chicago IL Water Revenue	5.000%	11/1/2042	1,000	1,085
	Chicago IL Water Revenue	5.000%	11/1/2044	1,000	1,076
	Chicago IL Water Revenue	5.000%	11/1/2046	1,240	1,318
[8]	Cook County IL Community College District GO	5.000%	12/1/2032	1,000	1,103
[8]	Cook County IL Community College District GO	5.000%	12/1/2037	1,000	1,089
[8]	Cook County IL Community College District GO	5.000%	12/1/2042	1,340	1,430
[3]	Cook County IL GO	5.000%	11/15/2026	1,545	1,559
	Cook County IL GO	5.000%	11/15/2030	1,635	1,648
	Cook County IL Sales Tax Revenue	5.000%	11/15/2038	1,665	1,767
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	1,000	1,066
	Cook County IL Sales Tax Revenue	5.000%	11/15/2045	1,000	1,063
[8]	Cook County IL School District No. 102 La Grange GO	5.000%	12/15/2037	450	497
[8]	Cook County IL School District No. 102 La Grange GO	5.000%	12/15/2043	1,000	1,069
	Cook County IL School District No. 57 Mount Prospect GO	5.000%	12/1/2042	2,190	2,359
	Cook County IL School District No. 57 Mount Prospect GO	5.000%	12/1/2043	2,295	2,458
[3]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/2037	500	459
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/2035	2,500	2,368
	Du Page & Will Counties IL Community School District No. 204 Indian Prairie GO	5.000%	1/15/2042	1,675	1,813
	Du Page & Will Counties IL Community School District No. 204 Indian Prairie GO	5.000%	1/15/2043	1,210	1,303
	DuPage County IL School District No. 58 Downers Grove GO	5.500%	12/15/2043	1,465	1,653
[6]	Elwood IL GO	6.250%	3/1/2044	1,000	1,086
	Illinois Finance Authority Revenue	5.000%	2/15/2034	1,410	1,424
	Illinois Finance Authority Revenue	5.000%	11/15/2034	1,180	1,298
	Illinois Finance Authority Revenue	4.000%	7/1/2037	2,040	2,040
	Illinois Finance Authority Revenue	5.000%	2/15/2041	1,515	1,525
	Illinois Finance Authority Revenue	4.000%	7/1/2042	2,350	2,309
	Illinois Finance Authority Revenue Prere.	5.000%	2/15/2027	290	294
	Illinois Finance Authority Revenue PUT	5.000%	8/15/2032	1,065	1,163
	Illinois Finance Authority Revenue PUT	5.000%	8/15/2035	1,720	1,924
	Illinois Finance Authority Revenue (Arlington Heights LLC)	3.650%	5/1/2031	100	100
	Illinois Finance Authority Revenue (Arlington Heights LLC)	5.125%	11/1/2046	145	148
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/2033	500	450
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/2033	1,000	1,003
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/2034	1,000	1,002
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/2027	1,000	1,011
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/2037	1,000	1,007
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2028	500	520
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2033	1,025	1,156
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2033	1,000	1,128
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2034	1,060	1,209
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2034	655	740
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2035	750	863
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	7/1/2042	1,015	1,128
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/2035	500	521
[5]	Illinois Finance Authority Revenue (Northshore University Health System) VRDO	2.900%	7/1/2026	1,900	1,900
[5]	Illinois Finance Authority Revenue (Northshore University Health System) VRDO	3.050%	7/1/2026	3,145	3,145
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/2041	4,000	4,232

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/2026	1,000	1,000
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/2033	1,000	980
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/2026	1,500	1,501
[9]	Illinois Finance Authority Revenue (Presbyterian Living)	5.000%	11/1/2027	350	358
[9]	Illinois Finance Authority Revenue (Presbyterian Living)	5.000%	5/1/2029	465	487
[9]	Illinois Finance Authority Revenue (Presbyterian Living)	5.000%	11/1/2029	445	469
	Illinois Finance Authority Revenue (Rush University System Health)	5.000%	11/15/2030	1,235	1,315
	Illinois Finance Authority Revenue (Silver Cross Hospital)	5.000%	8/15/2040	1,825	1,970
	Illinois Finance Authority Revenue (Silver Cross Hospital) PUT	5.000%	8/15/2030	170	181
	Illinois Finance Authority Revenue (Silver Cross Hospital) PUT	5.000%	8/15/2035	405	458
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/2032	1,000	1,110
	Illinois GO	5.000%	6/1/2027	1,070	1,072
	Illinois GO	5.000%	7/1/2027	1,000	1,022
	Illinois GO	5.000%	10/1/2027	1,640	1,685
	Illinois GO	5.000%	2/1/2028	1,690	1,714
	Illinois GO	5.000%	10/1/2028	2,000	2,096
	Illinois GO	5.000%	11/1/2028	1,050	1,082
	Illinois GO	5.000%	2/1/2030	1,000	1,070
	Illinois GO	5.000%	5/1/2030	1,000	1,074
	Illinois GO	5.000%	5/1/2031	1,305	1,418
	Illinois GO	5.000%	5/1/2031	1,000	1,087
	Illinois GO	5.000%	10/1/2031	475	496
	Illinois GO	5.000%	10/1/2031	2,000	2,183
	Illinois GO	5.000%	2/1/2032	1,000	1,095
	Illinois GO	5.000%	5/1/2032	1,500	1,646
	Illinois GO	5.000%	3/1/2034	1,000	1,071
	Illinois GO	5.000%	5/1/2034	1,500	1,630
	Illinois GO	4.000%	11/1/2034	1,250	1,259
	Illinois GO	5.000%	5/1/2035	500	515
	Illinois GO	5.000%	5/1/2035	1,150	1,243
	Illinois GO	4.000%	12/1/2035	1,000	1,006
	Illinois GO	4.125%	10/1/2036	500	503
	Illinois GO	4.000%	7/1/2037	1,000	999
	Illinois GO	4.000%	10/1/2037	1,000	997
	Illinois GO	4.000%	10/1/2038	1,000	991
	Illinois GO	4.000%	10/1/2038	2,000	1,981
	Illinois GO	5.500%	5/1/2039	500	531
	Illinois GO	4.000%	10/1/2039	1,780	1,746
	Illinois GO	5.250%	5/1/2040	1,110	1,189
	Illinois GO	4.000%	10/1/2040	1,825	1,775
	Illinois GO	5.250%	5/1/2042	2,125	2,257
	Illinois GO	4.000%	10/1/2042	1,500	1,439
	Illinois GO	5.000%	9/1/2043	2,000	2,114
[8]	Illinois GO	4.000%	10/1/2043	1,000	972
	Illinois GO	5.125%	10/1/2043	1,000	1,053
	Illinois GO	4.000%	11/1/2043	1,000	953
[8]	Illinois GO	4.000%	10/1/2045	1,415	1,339
	Illinois Housing Development Authority Multifamily Revenue PUT	3.150%	7/1/2028	360	361
	Illinois Housing Development Authority Revenue	3.000%	10/1/2050	15	15
	Illinois Housing Development Authority Revenue	5.250%	10/1/2052	695	726
	Illinois Housing Development Authority Revenue	6.250%	10/1/2056	570	645
[3]	Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/2032	1,170	1,297
[3]	Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/2033	1,665	1,868
[8]	Illinois Sales Tax Revenue	5.000%	6/15/2028	1,000	1,001
	Illinois Sales Tax Revenue	5.000%	6/15/2028	1,000	1,046
	Illinois Sales Tax Revenue	5.000%	6/15/2029	1,000	1,062
	Illinois Sales Tax Revenue	5.000%	6/15/2035	4,440	4,985
	Illinois Sales Tax Revenue	5.000%	6/15/2036	1,000	1,028
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,000	1,027
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,275	1,413
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,125	1,235
	Illinois Sales Tax Revenue	5.000%	6/15/2043	1,675	1,794
	Illinois Sales Tax Revenue	5.000%	6/15/2043	1,000	1,088
	Illinois Sales Tax Revenue	5.000%	6/15/2044	4,000	4,288
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/2029	2,075	2,161
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2031	1,600	1,688
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2034	1,200	1,202
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2037	1,200	1,232
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2037	2,500	2,503
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2041	3,040	3,232

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/2042	2,800	2,774
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2042	1,180	1,285
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2043	8,000	8,823
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2044	1,150	1,241
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2044	1,500	1,642
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2045	325	341
	Illinois State Toll Highway Authority Revenue	5.250%	1/1/2045	2,000	2,181
[8]	Joliet IL GO	5.250%	12/15/2039	1,500	1,636
[8]	Joliet IL GO	5.500%	12/15/2042	1,000	1,094
	Kane County IL Forest Preserve District GO	5.000%	12/15/2037	1,985	2,179
[3]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/2033	250	254
[3]	Kankakee County IL Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2038	1,000	1,103
[3]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,833
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2027	1,195	1,163
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/2029	1,350	1,407
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/2029	2,205	1,973
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2036	1,000	691
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2038	2,075	1,304
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/2027	710	729
[3,12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/2029	200	202
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2031	1,540	1,306
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2031	420	350
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2032	1,215	993
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2033	2,130	1,672
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2033	6,790	5,225
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2035	3,500	2,528
[10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2037	4,000	2,574
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/2039	1,100	1,103
[8]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/2042	1,000	991
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/2044	1,000	1,003
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	6/15/2029	1,000	1,025
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	12/15/2031	1,620	1,755
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/2026	1,070	1,079
[8]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/2034	500	504
[3]	Regional Transportation Authority IL Revenue	5.750%	6/1/2034	1,000	1,137
	Regional Transportation Authority IL Revenue	5.000%	6/1/2040	1,525	1,573
	Regional Transportation Authority IL Revenue	4.000%	6/1/2045	1,000	943
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/2028	1,000	1,000
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2033	1,500	1,659
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2034	1,340	1,476
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2035	1,000	1,123
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2035	2,000	2,246
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2036	3,000	3,350
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2037	1,000	1,110
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2038	1,000	1,103
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2038	1,075	1,197
[8]	Sales Tax Securitization Corp. Illinois Revenue	4.000%	1/1/2040	1,245	1,242
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2044	3,425	3,529
[8]	Sangamon County IL School District GO	5.000%	2/1/2044	2,150	2,309
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2029	360	378
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2030	425	452
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2031	625	673
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2032	550	598
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/2028	1,000	1,035
[8]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/2037	2,850	3,156
[8]	Southwestern Illinois Development Authority Revenue	5.000%	1/1/2043	160	172
[8]	Tazewell County IL School District No. 52 GO	6.500%	12/1/2045	500	582
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/2038	1,000	1,110
[8]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/2039	3,935	3,529

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/2044	1,000	1,095
[8]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/2029	1,000	920
					370,237
Indiana (0.5%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2032	425	432
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2034	1,110	1,127
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2035	1,450	1,471
[8]	Evansville IN Waterworks District Revenue	5.000%	7/1/2039	1,000	1,077
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/2029	790	816
	Indiana Finance Authority Health System Revenue (Franciscan Alliance Inc.)	4.000%	11/1/2036	615	618
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/2032	1,500	1,650
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2033	1,380	1,532
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2035	2,060	2,303
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2037	1,000	1,091
	Indiana Finance Authority Hospital Revenue (Methodist Hospitals Inc.)	5.500%	9/15/2039	1,000	1,067
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/2027	700	713
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/2030	450	483
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/2030	1,725	1,781
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2040	2,265	2,505
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2041	1,965	2,164
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2042	1,140	1,249
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2043	1,000	1,090
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/2029	1,020	1,067
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/2035	1,685	1,694
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/2033	1,550	1,679
	Indiana Finance Authority Student Housing Revenue (Uindy Properties LLC)	5.250%	7/1/2045	250	247
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2039	1,270	1,412
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/2041	1,000	866
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2041	250	276
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2044	3,000	3,105
	Indiana Municipal Power Agency Revenue	5.000%	1/1/2036	1,000	1,026
	Indianapolis IN Local Public Improvement Bond Bank Community Justice Campus Revenue (Courthouse & Jail Project)	5.000%	2/1/2037	500	522
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Airport Authority Project)	5.000%	1/1/2043	750	817
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Airport Authority Project)	5.000%	1/1/2044	1,175	1,271
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/2037	1,050	1,125
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2030	100	107
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2031	300	327
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2032	350	386
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2033	400	446
	Ivy IN Tech Community College Revenue	5.000%	7/1/2032	870	905
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/2042	3,890	4,163
	Northern Indiana Commuter Transportation District Revenue	5.000%	1/1/2040	1,000	1,091
	Northwest Allen IN School Building Corp. Revenue	5.000%	7/15/2041	1,800	1,951
	Northwestern School Building Corp. Revenue (Valorem Property Tax)	6.000%	7/15/2037	1,100	1,238
	Rockport IN Pollution Control Revenue (Indiana Power Co. Project) PUT	3.700%	6/1/2029	1,000	1,017
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/2035	1,050	1,006
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/2032	1,070	1,097
	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	7/15/2029	400	425
	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	7/15/2029	275	292
[8]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	1/15/2033	1,150	1,287
[8]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.250%	7/15/2040	1,650	1,843
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	1,145	1,185
					57,042
Iowa (0.3%)
[8]	Cedar Rapids IA Community School District Infrastructure Sales Services & Use Tax Revenue	5.000%	7/1/2038	620	685
[8]	Davenport IA Community School District Infrastructure Sales Services & Use Tax Revenue	4.000%	6/1/2042	1,850	1,844
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/2039	2,000	1,829
	Iowa City IA Community School District GO	3.000%	6/1/2030	3,725	3,610
	Iowa Finance Authority Health Facilities Revenue (Pella Regional Health Center)	5.250%	12/1/2038	500	540
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	4.000%	12/1/2032	1,000	1,072
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	5.000%	12/1/2032	2,500	2,826
	Iowa Finance Authority Multifamily Housing Revenue (Union Bluffs Run Project)	4.650%	7/1/2043	500	518
	Iowa Finance Authority Revenue (Lifespace Communities Inc.)	5.000%	5/15/2039	290	303

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Finance Authority Revenue (Lifespace Communities Inc.)	5.000%	5/15/2044	250	255
	Iowa Finance Authority Revenue (Lifespace Communities Inc.) PUT	3.950%	5/15/2031	195	195
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2037	1,315	1,504
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2040	1,060	1,130
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2042	2,540	2,826
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/2035	1,300	1,361
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/2036	1,000	1,005
[3]	Muscatine IA Power and Water Electric Revenue	5.000%	12/1/2037	600	668
	Pefa Inc. IA Gas Project Revenue	5.000%	4/1/2035	5,420	5,779
[8]	Waterloo IA Community School District Infrastructure Sales & Services Tax Revenue	5.000%	7/1/2037	1,110	1,205
[8]	Waterloo IA Community School District Infrastructure Sales & Services Tax Revenue	5.000%	7/1/2038	1,065	1,151
	Xenia IA Rural Water District Revenue	5.000%	12/1/2028	765	771
					31,077
Kansas (0.3%)
	Burlington KS Environmental Improvement Revenue (Evergy Metro Inc. Project) PUT	3.375%	6/2/2031	1,000	999
[3]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/2042	1,500	1,597
[8]	Finney County KS GO	5.250%	10/1/2046	315	344
[3]	Johnson & Miami KS County Unified School District No. 230 GO (Spring Hill)	6.000%	9/1/2041	2,000	2,342
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/2042	5,115	5,174
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/2043	1,475	1,486
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/2030	3,650	3,987
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/2028	70	74
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2031	1,000	1,092
	Kansas Development Finance Authority Revenue (University of Kansas Projects)	4.000%	5/1/2042	1,635	1,639
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/2032	350	354
[8]	McPherson County KS Unified School District No. 418 GO	5.000%	9/1/2044	500	537
[3]	Sedgwick County KS Unified School District No. 261 GO (Haysville)	5.000%	11/1/2044	4,485	4,780
[3]	Sedgwick County KS Unified School District No. 262 GO (Valley Center)	5.000%	9/1/2036	1,230	1,323
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/2039	1,500	1,630
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/2034	1,000	1,058
[8]	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/2043	2,935	3,150
[6]	Wyandotte County-Kansas City Unified Government Special Obligation Sales Tax Revenue (Northwest Speedway Project)	4.750%	3/1/2041	645	641
[6]	Wyandotte County-Kansas City Unified Government Special Obligation Sales Tax Revenue (Northwest Speedway Project)	5.500%	3/1/2046	280	283
					32,490
Kentucky (1.0%)
	Barren County KY Public Properties Corp. First Mortgage Revenue (Judicial Center Project)	4.000%	12/1/2045	3,280	3,121
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	1,000	996
	Henderson County KY School District Finance Corp. Revenue	4.000%	3/1/2042	2,095	2,052
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/2034	225	228
	Kentucky Bond Development Corp. Hospital Revenue (Centurion Foundation)	5.250%	12/15/2035	1,530	1,544
	Kentucky Bond Development Corp. Hospital Revenue (Healthcare System Obligated Group) PUT	5.000%	8/15/2035	2,205	2,446
	Kentucky Bond Development Corp. Revenue (Central Utility Plant Project)	5.000%	10/31/2035	1,600	1,804
	Kentucky Bond Development Corp. Revenue (Central Utility Plant Project)	5.000%	4/30/2039	850	944
	Kentucky Bond Development Corp. Revenue (Central Utility Plant Project)	5.000%	10/31/2044	130	140
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/2029	1,980	2,071
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/2031	1,575	1,609
	Kentucky Housing Corp. Multifamily Housing Revenue (Meadows Mcneely Lake Apartments) PUT	3.150%	5/1/2029	400	401
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/2028	2,870	2,875
[10]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/2029	1,000	1,002
[8]	Kentucky Property & Building Commission Revenue	5.000%	5/1/2034	1,000	1,037
	Kentucky Public Energy Authority Gas Supply Revenue	5.000%	12/1/2033	9,000	9,261
	Kentucky Public Energy Authority Gas Supply Revenue	5.000%	6/1/2034	5,865	6,096
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/2028	8,880	8,988
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	12/1/2029	10,235	10,844
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	7/1/2030	8,095	8,500
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/2030	6,660	6,758
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	2/1/2032	5,480	5,865
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	8/1/2032	6,520	6,893
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/2027	155	160
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/2028	215	227
	Kentucky State Property & Building Commission Revenue	5.000%	10/1/2033	1,420	1,606

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Kentucky State Property & Building Commission Revenue	5.000%	3/1/2037	1,110	1,267
	Kentucky State Property & Building Commission Revenue	5.000%	5/1/2037	2,000	2,059
[9]	Kentucky State Property & Building Commission Revenue	5.000%	3/1/2043	1,000	1,106
[9]	Kentucky State Property & Building Commission Revenue	5.000%	3/1/2044	1,230	1,351
[9]	Kentucky State Property & Building Commission Revenue	5.000%	3/1/2045	1,000	1,089
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/2038	1,000	1,072
	Louisville & Jefferson County KY Metropolitan Government GO	4.000%	12/1/2041	1,710	1,718
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.)	5.000%	10/1/2041	1,000	1,070
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.)	5.000%	10/1/2042	1,000	1,063
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/2029	2,180	2,299
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/2033	1,500	1,301
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	3.800%	2/1/2035	220	220
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	3.000%	5/15/2044	2,000	1,683
	Madison County KY School District Finance Corp. Revenue	4.000%	2/1/2042	1,670	1,676
	Montgomery County KY School District Finance Corp. Building Revenue	4.125%	8/1/2045	1,430	1,382
	Oldham County KY School District GO	5.000%	2/1/2036	3,300	3,720
	Oldham County KY School District GO	5.000%	2/1/2037	1,625	1,819
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/2029	500	486
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/2029	1,000	971
	University of Kentucky Revenue	4.000%	4/1/2042	2,075	2,080
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/2040	1,000	1,081
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/2042	2,540	2,720
					120,701
Louisiana (0.6%)
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/2028	1,000	957
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	3.050%	7/1/2026	4,700	4,700
	Ernest N Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2038	460	511
	Ernest N Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2039	275	304
[3]	Greater New Orleans Expressway Commission LA Toll Revenue	5.000%	11/1/2040	1,075	1,177
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/2032	1,195	1,334
	Louisiana GO	5.000%	2/1/2027	2,000	2,029
	Louisiana GO	5.000%	2/1/2028	1,500	1,560
	Louisiana GO	5.000%	6/1/2034	1,630	1,866
	Louisiana GO	5.000%	6/1/2041	1,805	2,015
	Louisiana GO	5.000%	5/1/2044	2,000	2,214
[13]	Louisiana Housing Corp. Multifamily Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	535	535
	Louisiana Housing Corp. Multifamily Tax-Exempt Mortgage-Backed Revenue (Ridge Commons Project)	4.500%	7/1/2042	1,500	1,520
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2032	2,315	2,362
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/2034	1,152	1,158
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2034	1,885	1,921
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2036	3,930	3,998
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2037	3,970	4,033
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp. Projects)	3.500%	11/1/2032	2,570	2,523
[3]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2037	375	420
[3]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2038	325	362
[3]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2041	850	925
[3]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2042	1,720	1,856
[3]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2043	2,485	2,670
	Louisiana Offshore Terminal Authority Deepwater Port Revenue PUT	4.200%	9/1/2028	1,000	1,015
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/2036	1,250	1,292
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center) PUT	5.250%	6/1/2033	1,500	1,636
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/2037	1,270	1,351
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/2039	275	299

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Louisiana Public Facilities Authority Revenue (Acadiana Renaissance Charter Academy Project)	5.500%	6/15/2040	1,685	1,764
[6]	Louisiana Public Facilities Authority Revenue (Lafayette Renaissance Charter Academy Project)	5.250%	6/15/2035	1,000	1,042
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2030	1,230	1,316
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2035	1,000	1,117
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/2038	1,000	1,090
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/2040	1,000	1,082
[3]	New Orleans LA Aviation Board Revenue	5.000%	10/1/2027	875	900
	New Orleans LA Public Improvement GO	5.000%	12/1/2036	1,000	1,082
[3]	Shreveport LA Water & Sewer Revenue	5.000%	12/1/2027	335	344
[3]	Shreveport LA Water & Sewer Revenue	5.000%	12/1/2029	480	512
[3]	Shreveport LA Water & Sewer Revenue	5.000%	12/1/2038	1,600	1,776
	St. James Parish LA Revenue (Nustar Logistics Project) PUT	3.700%	6/1/2030	500	507
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	725	725
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	1,060	1,060
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	2,415	2,463
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	3.000%	7/2/2029	2,465	2,470
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/2033	3,170	3,537
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/2036	2,000	2,014
	Terrebonne Parish LA Hospital Service District No. 1 Revenue (General Medical Center Project)	5.000%	4/1/2042	1,505	1,618
					74,962
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/2029	445	464
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/2036	150	153
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/2038	500	554
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/2042	750	819
	Maine State Housing Authority Mortgage Purchase Revenue	6.000%	11/15/2056	240	265
	Portland ME General Airport Revenue	4.000%	1/1/2039	820	822
	Portland ME General Airport Revenue	4.000%	1/1/2040	1,155	1,150
	Regional School ME Unit No. 14 GO	5.000%	11/1/2036	1,500	1,717
	Regional School ME Unit No. 14 GO	5.000%	11/1/2041	1,000	1,115
					7,059
Maryland (0.4%)
	Baltimore County MD GO	5.000%	2/1/2044	1,835	2,011
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/2029	1,000	949
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/2041	1,350	1,038
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	5.000%	9/1/2052	625	647
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	6.250%	9/1/2056	560	619
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	6.250%	9/1/2056	500	565
	Maryland Economic Development Corp. Revenue	5.000%	6/1/2035	1,000	1,073
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/2038	1,250	1,344
[3]	Maryland Economic Development Corp. Student Housing Revenue	5.000%	7/1/2045	300	318
	Maryland GO	5.000%	8/1/2026	2,110	2,114
	Maryland GO	3.250%	8/1/2030	1,000	1,000
	Maryland GO	5.000%	8/1/2035	3,975	4,285
	Maryland GO	5.000%	6/1/2039	5,000	5,726
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/2027	1,000	1,010
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/2031	1,950	1,968
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/2028	165	169
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/2031	750	759
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Medical Center)	5.000%	7/1/2032	665	730
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Medical Center)	5.000%	7/1/2042	1,000	1,094
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Medical Center)	5.000%	7/1/2043	1,715	1,870
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/2027	500	509
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System)	5.000%	5/15/2032	1,000	1,117

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System) VRDO	2.850%	7/6/2026	1,705	1,705
	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT	5.000%	7/1/2031	500	538
[4,6]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	3.210%	12/8/2027	3,350	3,350
	Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health Inc.)	5.000%	8/15/2038	620	691
	Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health Inc.) PUT	5.000%	8/15/2033	705	776
	Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health Inc.) PUT	5.000%	8/15/2036	660	737
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/2029	270	281
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/2038	1,000	992
	Maryland State Stadium Authority Revenue	5.000%	3/1/2029	1,000	1,061
	Maryland State Transportation Authority Facilities Projects Revenue	2.000%	7/1/2035	1,500	1,276
	Maryland State Transportation Authority Facilities Projects Revenue	5.000%	7/1/2043	1,000	1,098
[5,13]	Montgomery County MD Housing Opportunities Commission Multifamily Revenue VRDO	2.900%	7/1/2026	1,600	1,600
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/2033	1,000	1,009
					46,029
Massachusetts (1.0%)
	Central Berkshire MA Regional School District GO	3.000%	6/1/2039	1,440	1,324
	Commonwealth of Massachusetts GO	5.000%	12/1/2042	1,785	1,978
	Commonwealth of Massachusetts GO	5.250%	9/1/2043	2,000	2,077
	Commonwealth of Massachusetts GO	5.000%	4/1/2044	500	550
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	3,000	3,153
	Commonwealth of Massachusetts GO	5.000%	2/1/2046	2,500	2,720
[10]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/2026	410	410
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	955	1,064
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,000	1,130
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	1,000	1,145
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	2,000	2,333
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	3,290	3,409
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	1,125	1,163
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	1,000	1,087
	Massachusetts Clean Water Trust Revolving Fund Refunding Revenue	5.000%	2/1/2027	1,000	1,015
	Massachusetts Development Finance Agency Revenue (Amherst College) PUT	5.000%	11/1/2035	1,000	1,163
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2031	1,500	1,587
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2032	1,665	1,842
[3]	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2033	500	562
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2034	1,415	1,585
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/2037	1,750	1,780
	Massachusetts Development Finance Agency Revenue (Boston University)	5.000%	10/1/2036	1,000	1,166
[9]	Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	10/1/2031	1,000	1,099
	Massachusetts Development Finance Agency Revenue (Boston University) PUT	5.000%	10/1/2033	1,000	1,132
[5]	Massachusetts Development Finance Agency Revenue (Brigham Inc.) VRDO	2.800%	7/1/2026	300	300
	Massachusetts Development Finance Agency Revenue (Brown University)	5.250%	8/15/2043	1,000	1,082
	Massachusetts Development Finance Agency Revenue (Brown University) PUT	5.000%	8/15/2031	500	535
[6]	Massachusetts Development Finance Agency Revenue (Cape Cod Health Care)	5.000%	12/15/2030	2,390	2,589
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/2029	1,225	1,274
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/2038	1,085	1,111
	Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute Inc.)	5.000%	12/1/2036	2,610	2,959
	Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute Inc.)	5.000%	12/1/2039	600	668
[9]	Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute Inc.)	5.000%	12/1/2044	500	532
	Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute Inc.)	5.000%	12/1/2047	525	551
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/2034	600	656
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/2041	615	656
	Massachusetts Development Finance Agency Revenue (Emerson Hospital)	5.750%	2/1/2041	2,075	2,027
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2031	515	568
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2032	910	1,017
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2034	730	833
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2035	830	955
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2036	775	892
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2042	355	394
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2043	360	398
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2044	135	148

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2045	160	174
	Massachusetts Development Finance Agency Revenue (General Brigham Inc.)	5.000%	7/1/2046	250	269
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	2/15/2029	1,000	1,065
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	2/15/2033	1,000	1,135
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	2/15/2036	2,000	2,168
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	5/13/2032	1,170	1,303
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	11/15/2035	1,730	2,014
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/2034	500	527
	Massachusetts Development Finance Agency Revenue (Lasell Village Inc.)	5.250%	7/1/2045	500	528
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/2038	385	389
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/2037	800	833
[6]	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/2044	100	102
	Massachusetts Development Finance Agency Revenue (Middlesex Sustainable Energy Partners)	5.500%	10/1/2039	1,530	1,719
	Massachusetts Development Finance Agency Revenue (Middlesex Sustainable Energy Partners)	5.500%	10/1/2040	1,000	1,119
	Massachusetts Development Finance Agency Revenue (Seven Hills)	5.250%	9/1/2034	605	677
	Massachusetts Development Finance Agency Revenue (Seven Hills)	5.250%	9/1/2038	640	706
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/2033	1,000	974
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/2028	200	208
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care)	5.000%	7/1/2035	500	554
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/2032	525	526
	Massachusetts Development Finance Agency Revenue (University Student Housing Project)	5.000%	6/1/2040	1,000	1,090
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/2034	2,000	2,034
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/2032	1,105	1,122
	Massachusetts GO	5.000%	9/1/2028	5,530	5,833
	Massachusetts GO	5.000%	10/1/2030	6,000	6,587
	Massachusetts GO	5.250%	1/1/2034	2,665	2,829
	Massachusetts GO	5.000%	5/1/2040	2,255	2,358
	Massachusetts GO	2.000%	3/1/2041	1,000	734
	Massachusetts GO	5.000%	11/1/2043	2,500	2,702
	Massachusetts GO	5.000%	11/1/2043	1,000	1,097
[5]	Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	3.100%	7/1/2026	15,700	15,700
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/2027	800	803
	Massachusetts Housing Finance Agency Revenue	4.050%	12/1/2028	1,000	1,013
	Massachusetts Housing Finance Agency Revenue	3.500%	6/1/2029	800	808
	Massachusetts Housing Finance Agency Revenue	3.150%	6/1/2030	1,000	1,002
	Massachusetts Housing Finance Agency Revenue	6.250%	12/1/2056	415	466
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/2037	425	500
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/2042	450	502
[10]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/2029	1,180	1,097
	University of Massachusetts Building Authority Revenue	5.000%	5/1/2039	2,000	2,100
					123,986
Michigan (1.0%)
[15]	Clarkston MI Community School Building GO	5.000%	5/1/2037	300	339
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/2033	2,500	2,795
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/2042	1,000	1,072
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/2031	500	549
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/2036	1,000	1,100
	Detroit MI Unlimited Tax GO	5.000%	4/1/2033	1,450	1,489
	Detroit MI Unlimited Tax GO	6.000%	5/1/2043	25	28
[3]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/2034	1,050	1,085
[3,15]	Fenton MI Area Public Schools Unlimited Tax GO	4.000%	5/1/2041	1,315	1,320
	Grand Rapids MI Tax GO	5.000%	4/1/2041	750	828
[3]	Grand Rapids Public Schools GO	5.000%	11/1/2036	1,000	1,043
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/2035	1,945	2,214
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/2037	1,000	1,118
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2027	1,840	1,886
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2028	1,205	1,264
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2029	1,200	1,256
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2037	1,000	1,034
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/2041	2,400	2,635
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2029	1,420	1,515
[3]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/2033	1,000	1,000
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2033	1,310	1,410
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2036	4,000	4,000

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2037	1,000	1,097
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2038	1,250	1,366
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2038	1,775	1,991
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2040	500	529
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2044	1,000	1,099
	Great Lakes MI Water Authority Water Supply System Revenue PUT	3.450%	7/1/2030	500	506
[15]	Howell MI Public Schools GO	5.000%	5/1/2033	800	902
	Ingham County MI Building Authority Revenue	3.000%	5/1/2034	3,900	3,770
[6]	Kalamazoo MI Economic Development Corp. Revenue	3.900%	8/15/2031	210	209
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/2036	1,300	1,329
[15]	Lanse Creuse MI Public Schools Building Site Unlimited Tax GO	5.000%	5/1/2044	1,000	1,088
	Lansing MI Board of Water & Light Utility System Revenue PUT	5.000%	7/1/2031	160	176
[3]	Lansing MI GO	4.000%	6/1/2039	1,000	1,026
[3]	Livonia MI Public School District GO	5.000%	5/1/2040	3,765	4,064
	Michigan Building Authority Revenue	5.000%	4/15/2036	1,235	1,242
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	2/28/2035	815	898
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	8/31/2035	1,000	1,097
	Michigan Finance Authority Act 38 Facilities Senior Revenue	4.125%	2/29/2044	700	681
	Michigan Finance Authority Hospital Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	500	501
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2029	1,000	1,061
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2031	2,000	2,189
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2036	1,000	1,086
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2037	1,000	1,081
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/2035	605	646
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/2026	1,210	1,219
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/2026	850	856
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/2027	965	990
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/2034	1,700	1,784
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	4.000%	2/15/2044	2,000	1,916
	Michigan Finance Authority Revenue (Revolving Fund Programs)	5.000%	10/1/2042	2,065	2,295
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/2036	2,000	2,084
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/2033	1,000	1,074
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/2037	1,000	1,008
[6]	Michigan Finance Authority Revenue (Trinity Health) PUT	3.875%	2/1/2028	2,000	2,001
	Michigan State Building Authority Revenue	5.000%	10/15/2034	8,000	8,047
	Michigan State Hospital Finance Authority Revenue Prere.	4.000%	5/15/2028	260	267
	Michigan State Hospital Finance Authority Revenue (Ascension Health Group)	4.000%	11/15/2032	260	263
	Michigan State Hospital Finance Authority Revenue (Ascension Health Group) Prere.	4.000%	5/15/2028	480	492
	Michigan State Hospital Finance Authority Revenue (Bronson Healthcare Group Inc.)	5.000%	11/15/2029	500	531
	Michigan State Hospital Finance Authority Revenue (Bronson Healthcare Group Inc.)	5.000%	5/15/2033	540	599
	Michigan State Hospital Finance Authority Revenue (Corewell Health)	5.000%	8/15/2042	1,295	1,399
	Michigan State Hospital Finance Authority Revenue (Corewell Health)	5.000%	8/15/2043	1,305	1,405
	Michigan State Hospital Finance Authority Revenue (Corewell Health) PUT	5.000%	6/1/2032	1,000	1,097
	Michigan State Hospital Finance Authority Revenue (Corewell Health) PUT	5.000%	6/1/2035	1,380	1,545
	Michigan State Housing Development Authority Multifamily Revenue PUT	3.625%	4/1/2027	3,875	3,882
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/2050	2,090	2,090
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/2053	580	604
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/2053	830	892
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	6/1/2055	475	518
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	12/1/2055	990	1,090
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.000%	6/1/2056	6,955	7,630
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.000%	12/1/2056	1,040	1,151
[6]	Michigan Strategic Fund Ltd. Obligation Revenue	4.625%	10/1/2041	140	142
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	1,695	1,874
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	2,210	2,418
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2045	3,180	3,335
	Northville MI Public School GO	5.000%	5/1/2039	1,025	1,120
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/2028	375	385
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/2027	325	329
	Oakland University MI Revenue	5.000%	3/1/2031	1,000	1,091
	Oakland University MI Revenue	5.000%	3/1/2035	1,475	1,604
	Oakland University MI Revenue	5.000%	3/1/2044	1,640	1,683
[15]	Roseville MI Community Schools Unlimited Tax GO	5.000%	5/1/2038	3,700	3,814
	University of Michigan Revenue	5.000%	4/1/2029	20	20
	University of Michigan Revenue	5.000%	4/1/2030	25	25
					127,183
Minnesota (0.7%)
	Duluth MN Independent School District No. 709 GO	0.000%	2/1/2031	285	246

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duluth MN Independent School District No. 709 GO	0.000%	2/1/2032	285	237
	Hennepin County MN GO	5.000%	12/15/2036	1,365	1,433
	Hennepin County MN GO	5.000%	12/1/2043	2,410	2,646
	Hennepin County MN Housing & Redevelopment Authority Multifamily Revenue (South Haven Summit Point Apartments Project) PUT	3.150%	8/1/2028	485	486
	Hennepin County MN Sales Tax GO	5.000%	12/15/2038	2,205	2,306
	Minneapolis GO	3.000%	12/1/2043	2,500	2,128
	Minneapolis MN Health Care System Revenue	4.000%	11/15/2036	1,000	1,011
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/2028	1,085	1,134
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/2030	1,785	1,918
	Minnesota Agricultural & Economic Development Board Health Care Facilities Revenue	5.000%	1/1/2042	1,165	1,248
	Minnesota Agricultural & Economic Development Board Health Care System Revenue	5.000%	11/15/2036	1,000	1,108
	Minnesota Agricultural & Economic Development Board Health Care System Revenue	5.000%	11/15/2043	1,000	1,068
	Minnesota GO	5.000%	8/1/2029	5,000	5,364
	Minnesota GO	5.000%	9/1/2030	5,000	5,475
	Minnesota GO	5.000%	8/1/2033	1,440	1,506
	Minnesota GO	5.000%	10/1/2033	3,235	3,324
	Minnesota GO	5.000%	8/1/2035	1,000	1,062
	Minnesota GO	5.000%	10/1/2037	5,000	5,116
	Minnesota GO	4.000%	8/1/2041	2,000	2,038
	Minnesota GO	4.000%	8/1/2042	5,800	5,914
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/2035	595	596
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	1/1/2055	500	554
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.500%	1/1/2055	3,845	4,284
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	7/1/2055	760	850
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.000%	7/1/2056	1,315	1,444
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.000%	7/1/2056	555	622
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/2050	295	295
[5]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/2027	6,245	6,329
[4,5]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	3.425%	12/1/2027	1,000	1,000
	Minnesota Municipal Gas Agency Project Revenue	5.000%	9/1/2035	4,000	4,174
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/2031	8,000	8,013
	Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/2036	630	723
	Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/2038	765	869
	Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/2042	500	561
	St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/2036	1,000	1,133
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2034	315	241
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2036	650	451
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2038	405	252
	St. Paul MN Housing & Redevelopment Authority Health Care facilities Revenue (Health Partners Obligated Group)	5.000%	7/1/2032	1,000	1,099
	Washington County MN Community Development Agency Multifamily Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	825	827
					81,085
Mississippi (0.3%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/2027	1,000	997
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron Corp.) VRDO	3.050%	7/1/2026	5,500	5,500
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.000%	7/1/2026	8,345	8,345
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.000%	7/1/2026	500	500
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.000%	7/1/2026	5,920	5,920
	Mississippi Gaming Tax Revenue	5.000%	10/15/2034	2,500	2,591
	Mississippi Gaming Tax Revenue	5.000%	10/15/2036	1,500	1,549
	Mississippi GO	4.000%	10/1/2036	2,185	2,200
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2029	830	867
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2030	625	662
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2030	260	275
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/2027	1,000	1,023
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/2039	1,000	1,029
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/2034	1,000	1,004
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2033	300	338

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2041	1,000	1,092
	Mississippi State Gaming Tax Revenue	5.000%	10/15/2032	2,800	2,916
					36,808
Missouri (0.7%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/2035	1,790	1,827
	Clay County MO Public Schools District GO	5.000%	3/1/2039	1,375	1,483
	Curators University MO System Facilities Revenue	5.000%	11/1/2031	1,245	1,389
	Curators University MO System Facilities Revenue	5.000%	11/1/2034	1,055	1,220
	Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/2040	3,000	2,654
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/2038	1,000	1,085
	Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/2043	1,500	1,692
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/2026	1,215	1,221
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	1,500	1,505
	Kansas City MO GO	5.000%	2/1/2034	325	371
	Kansas City MO GO	4.000%	2/1/2041	1,665	1,683
	Kansas City MO GO	5.000%	2/1/2043	750	824
	Kansas City MO Industrial Development Authority Multifamily Revenue	4.390%	9/1/2042	987	991
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/2035	3,215	3,532
	Kansas City MO SO Revenue (Downtown Arena Project)	5.000%	4/1/2039	1,000	1,108
	Kansas City MO Water Revenue	5.000%	12/1/2035	2,000	2,294
	Kansas City MO Water Revenue	5.000%	12/1/2042	1,500	1,655
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/2028	1,000	1,047
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)	5.000%	4/1/2033	1,500	1,678
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)	5.000%	4/1/2036	1,500	1,712
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/2032	1,000	1,099
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/2031	1,295	1,297
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/2031	1,050	1,105
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/2043	1,000	1,026
[5,6]	Missouri Health & Educational Facilities Authority Health Revenue (Mercy Health) TOB VRDO	3.050%	7/1/2026	11,655	11,655
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/2036	1,100	1,100
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2034	2,400	2,451
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2035	3,755	4,059
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/2034	1,500	1,502
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/2041	2,000	2,238
	Missouri Health & Educational Facilities Authority Revenue (SSM Health) VRDO	3.050%	7/1/2026	8,085	8,085
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/2028	5,000	5,235
	Missouri Housing Development Commission Revenue	3.500%	11/1/2050	225	225
	Missouri Housing Development Commission Revenue	5.000%	5/1/2053	640	664
	Missouri Housing Development Commission Revenue	5.750%	5/1/2053	140	149
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie State Project)	5.000%	12/1/2037	640	719
	Poplar Bluff MO Tax Increment Revenue (Eight Points Redevelopment Project)	4.500%	11/1/2035	100	100
	Springfield MO Public Utilities Board COP	4.000%	11/1/2045	2,285	2,242
	St. Louis County Industrial Development Authority Revenue	4.910%	1/1/2042	2,000	2,127
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/2038	1,500	1,528
[3]	St. Louis MO Airport Revenue	5.000%	7/1/2043	1,000	1,082
[6,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2026	1,260	1,258
[6,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2026	1,455	1,453
[3]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2033	1,000	779
					84,149
Montana (0.1%)
	Flathead County MT GO	5.000%	7/1/2039	1,300	1,474
	Flathead County MT GO	5.000%	7/1/2042	2,800	3,133
	Forsyth Mont Pollution Control Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	1,050	1,074
	Forsyth MT Pollution Control Revenue	3.875%	7/1/2028	1,000	1,015
[8]	Lewis & Clark County MT High School District No. 1 Helena GO	5.000%	7/1/2042	325	362
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/2032	825	834
	Montana Facility Finance Authority Revenue (Benefis Health System) PUT	5.000%	2/15/2030	500	532
[9]	Montana Facility Finance Authority Revenue (St. John's United Project)	5.500%	11/15/2046	180	180

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana State Board of Regents Higher Education Revenue	5.000%	11/15/2039	1,250	1,416
					10,020
Multiple States (0.5%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/2030	1,390	1,270
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/2033	1,810	1,578
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.700%	1/1/2034	989	961
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/2035	1,790	1,552
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/2035	1,290	1,135
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/2035	4,617	4,261
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/2036	884	846
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/2036	1,185	1,027
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.033%	12/25/2036	4,804	4,807
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.157%	12/25/2038	1,969	1,814
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.004%	1/25/2040	3,392	3,316
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.556%	8/25/2040	1,962	2,026
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.683%	10/25/2040	3,931	4,095
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.300%	1/1/2041	1,700	1,697
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.155%	5/25/2041	1,470	1,474
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.518%	8/25/2041	13,373	13,875
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.691%	3/25/2042	3,329	3,480
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.567%	4/25/2042	1,155	1,212
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.604%	6/25/2042	996	1,008
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.300%	8/1/2042	2,489	2,476
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.095%	11/25/2042	2,131	2,111
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.990%	4/25/2043	2,922	2,615
[16,17]	FHLMC Multifamily ML Certificates 2019-ML05	3.350%	11/25/2033	36	35
[16,17]	Freddie Mac Gold Pool	3.850%	1/1/2040	475	450
[16,17]	Freddie Mac Gold Pool	3.860%	5/1/2040	2,979	2,844
[16,17]	Freddie Mac Gold Pool	3.720%	1/1/2041	1,142	1,070
[16,17]	Freddie Mac Gold Pool	4.250%	9/1/2041	1,095	1,072
					64,107
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/2027	1,000	1,020
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/2042	785	807
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/2029	10,260	10,760
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/2029	2,030	2,126
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	8/1/2031	4,990	5,334
	Douglas County NB Hospital Authority No. 2 Facilities Revenue (Methodist Healthy System)	5.250%	11/1/2042	600	667
	Douglas County NB Hospital Authority No. 3 Facilities Revenue (Methodist Healthy System)	5.250%	11/1/2043	350	386
	Douglas County NE Educational Facilities Revenue (Creighton University Projects)	5.000%	7/1/2036	1,000	1,117
	Lincoln NB Electric System Revenue	5.000%	9/1/2038	305	350
	Metropolitan Utilities District of Omaha NE Water System Revenue	5.000%	12/1/2032	1,425	1,606
	Nebraska Investment Finance Authority Single Family Housing Revenue	6.250%	3/1/2055	260	290
	Nebraska Public Power District Revenue	5.000%	1/1/2040	1,000	1,127
	Nebraska Public Power District Revenue	5.000%	1/1/2046	1,000	1,087
	Omaha NE GO	5.000%	4/15/2042	1,190	1,321
	Omaha NE GO	5.000%	4/15/2043	1,000	1,103
	Omaha NE Sewer Revenue	5.000%	11/15/2029	2,500	2,508
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/2042	1,600	1,768
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/2044	1,000	1,094
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/2045	1,135	1,242
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/2046	580	629
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/2047	455	489
	Papillion-La Vista NE School District No. 27 GO	5.000%	12/1/2039	1,540	1,720
	Sarpy County NE School District GO	5.000%	12/15/2037	330	353
					38,904
Nevada (0.3%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/2026	560	561
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/2028	1,220	1,243
	Clark County NV Airport System Revenue	5.000%	7/1/2042	1,000	1,042
	Clark County NV GO	4.000%	6/1/2032	1,505	1,517
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/2036	1,075	1,094
[3]	Clark County NV Highway Improvement Revenue	4.000%	7/1/2040	1,000	1,005
	Clark County NV Highway Improvement Revenue	3.000%	7/1/2042	2,000	1,810
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/2031	1,500	1,382
	Clark County NV School District GO	5.000%	6/15/2031	1,000	1,099
	Clark County NV School District GO	5.000%	6/15/2032	1,070	1,192

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County NV School District GO	5.000%	6/15/2033	1,065	1,198
[8]	Clark County NV School District GO	3.000%	6/15/2034	1,000	957
[8]	Clark County NV School District GO	3.000%	6/15/2037	1,000	907
	Clark County NV School District GO	3.000%	6/15/2038	1,000	887
	Clark County NV School District GO	3.000%	6/15/2040	1,600	1,378
[3]	Clark County NV School District GO	3.000%	6/15/2041	2,680	2,386
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/2037	1,100	1,213
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/2038	1,000	1,050
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/2032	1,660	1,669
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/2038	1,695	1,909
	Nevada Housing Division Multi-Unit Revenue (Prospector Apartments) PUT	3.150%	7/1/2029	3,650	3,660
[6]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/2037	755	795
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2027	250	255
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2028	250	261
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2032	250	263
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2033	250	262
	Reno-Tahoe NV Airport Authority Revenue	5.000%	7/1/2038	500	553
	Truckee Meadows NV Water Authority Water Revenue Prere.	5.000%	7/1/2026	1,510	1,510
	Washoe County NV School District GO	3.000%	6/1/2040	1,500	1,359
	Washoe County NV School District GO	3.000%	6/1/2042	1,500	1,321
					35,738
New Hampshire (0.6%)
	Manchester NH Sewer Revenue (Green Bonds)	4.000%	6/1/2046	915	883
	Nashua NH GO	3.000%	10/1/2041	1,490	1,355
	National Finance Authority NH Affordable Housing Revenue PUT	4.125%	3/1/2036	2,232	2,183
	National Finance Authority NH Affordable Housing Revenue PUT	4.500%	3/1/2036	398	395
	National Finance Authority NH Multifamily Affordable Housing Certificates Revenue PUT	5.125%	3/1/2036	1,598	1,617
	National Finance Authority NH Municipal Certificates Revenue	5.150%	9/28/2037	1,000	1,003
	National Finance Authority NH Municipal Certificates Revenue	3.625%	8/20/2039	1,965	1,886
	National Finance Authority NH Municipal Certificates Revenue	4.085%	1/20/2041	1,235	1,215
	National Finance Authority NH Municipal Certificates Revenue	4.168%	1/20/2041	494	480
	National Finance Authority NH Municipal Certificates Revenue	4.250%	7/20/2041	3,012	2,952
	National Finance Authority NH Municipal Certificates Revenue	4.250%	7/20/2041	260	244
	National Finance Authority NH Municipal Certificates Revenue	4.088%	11/20/2042	3,471	3,402
	National Finance Authority NH Municipal Certificates Revenue	4.088%	11/20/2042	991	930
	National Finance Authority NH Municipal Certificates Revenue	4.033%	10/1/2051	1,086	1,072
[6]	National Finance Authority NH Revenue	4.875%	12/1/2033	400	400
	National Finance Authority NH Revenue	4.125%	1/20/2034	7,136	7,253
[6]	National Finance Authority NH Revenue	5.375%	12/15/2035	1,100	1,100
	National Finance Authority NH Revenue	3.875%	1/20/2038	2,525	2,449
	National Finance Authority NH Revenue	4.250%	7/20/2041	4,863	4,882
	National Finance Authority NH Revenue PUT	4.150%	10/1/2034	1,494	1,496
	National Finance Authority NH Revenue PUT	4.750%	6/1/2035	1,994	2,055
	National Finance Authority NH Revenue PUT	5.150%	6/1/2035	499	514
[6]	National Finance Authority NH Revenue (Astro Sunterra Projects)	0.000%	12/15/2034	450	262
	National Finance Authority NH Revenue (Centurion Foundation)	4.000%	10/15/2035	2,989	2,968
[9]	National Finance Authority NH Revenue (Centurion Foundation)	4.375%	6/15/2036	5,000	5,000
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/2042	1,475	1,576
	National Finance Authority NH Revenue (Medical Center Hospital Projects)	5.875%	11/1/2045	3,000	3,036
[6]	National Finance Authority NH Revenue (Mirador Project)	6.000%	12/1/2031	1,000	1,001
[6]	National Finance Authority NH Revenue (Princeton Area Projects)	5.500%	12/1/2030	824	824
[6]	National Finance Authority NH Revenue (Tamarron Project)	5.250%	12/1/2035	1,252	1,252
[6]	National Finance Authority NH Revenue (Valencia Project)	5.300%	12/1/2032	724	724
[6]	National Finance Authority NH Revenue (Wildflower Project)	0.000%	12/15/2033	603	386
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.000%	12/1/2035	1,615	1,780
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.250%	6/1/2042	1,650	1,794
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.250%	6/1/2044	1,235	1,334
[6]	National Finance Authority NH Special Revenue (Forestar Group Houston Area Project))	6.500%	12/1/2034	1,743	1,750
[6]	National Finance Authority NH Special Revenue (Grand Pines Project)	5.625%	6/1/2039	700	702
[6]	National Finance Authority NH Specialty Pharmacy Ltd. Obligation Revenue	5.625%	12/15/2033	405	414
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/2036	946	963
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/2033	1,000	1,042
	New Hampshire Health & Education Facilities Authority Revenue	5.000%	10/1/2034	1,000	1,099
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) PUT	3.300%	8/3/2027	1,000	1,002
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth Health)	5.000%	8/1/2042	1,000	1,094
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth Health)	5.000%	8/1/2044	1,500	1,620

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth-Hitchcock Health)	5.000%	8/1/2034	850	874
					72,263
New Jersey (1.0%)
	Cape May County NJ GO	2.000%	9/15/2030	2,405	2,258
[3]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/2032	1,000	1,110
[3]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/2035	1,000	1,123
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/2032	667	666
[3]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/2034	1,500	1,312
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/2036	1,000	826
[8]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/2036	1,390	1,354
[8]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/2035	965	951
	New Jersey Economic Development Authority Revenue	5.250%	6/15/2027	260	260
	New Jersey Economic Development Authority Revenue	4.000%	7/1/2034	1,105	1,108
	New Jersey Economic Development Authority Revenue	4.000%	6/15/2035	500	509
	New Jersey Economic Development Authority Revenue	5.000%	6/15/2035	2,000	2,055
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/2026	2,000	2,026
[10]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/2026	405	405
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/2040	4,000	4,382
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/2041	5,000	5,458
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/2028	1,400	1,458
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/2034	1,000	1,134
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/2035	700	743
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/2037	1,000	829
	New Jersey Educational Facilities Authority Revenue (Princeton University) PUT	5.000%	7/1/2031	1,370	1,500
	New Jersey Educational Facilities Authority Revenue (Princeton University) PUT	5.000%	7/1/2035	1,000	1,149
	New Jersey GO	2.000%	6/1/2031	1,295	1,205
	New Jersey GO	2.000%	6/1/2032	1,230	1,121
	New Jersey GO	2.000%	6/1/2035	1,000	849
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/2034	500	536
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/2040	145	130
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health Inc.)	5.000%	7/1/2029	3,500	3,730
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health Inc.)	5.000%	7/1/2035	1,395	1,597
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health Inc.)	5.500%	7/1/2037	1,000	1,196
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health Inc.)	5.500%	7/1/2038	1,155	1,373
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/2027	1,000	1,001
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/2031	1,000	1,071
	New Jersey Housing & Mortgage Finance Agency Multifamily Revenue	3.375%	11/1/2027	280	281
	New Jersey Housing & Mortgage Finance Agency Multifamily Revenue	3.050%	11/1/2029	1,220	1,222
	New Jersey Housing & Mortgage Finance Agency Single Family Revenue	6.500%	4/1/2056	555	619
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/2043	2,000	2,194
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,092
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/2030	1,000	1,001
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2032	1,200	1,338
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2033	1,000	1,127
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2035	1,000	1,110
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2040	1,000	1,083
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2040	565	615
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2041	1,000	1,087
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/2042	1,750	1,724
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2042	1,000	1,082
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2027	1,000	1,036
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2028	1,000	1,049
[3]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/2029	1,700	1,534
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2030	1,285	1,353
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2032	2,360	2,631
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2033	3,000	3,382
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2033	1,115	1,167
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2034	2,500	2,845
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2034	1,640	1,715
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2037	1,250	1,405
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2030	1,365	1,189
[10,18]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2031	265	223
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2034	1,000	750
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2034	1,310	982
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2035	1,490	1,068

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2036	2,905	1,986
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2036	1,000	684
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2038	3,000	1,861
[11]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2026	1,455	1,436
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2031	2,000	1,681
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/2038	1,500	1,645
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2039	3,175	1,879
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2027	1,000	1,012
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2028	200	204
[9]	New Jersey Turnpike Authority Revenue	5.000%	1/1/2031	1,065	1,147
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2033	1,000	1,127
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2033	1,500	1,691
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2034	3,080	3,510
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2034	1,000	1,140
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2036	1,300	1,492
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,105
	Paterson NJ Tax Anticipation GO	4.750%	3/1/2027	2,500	2,500
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2027	3,200	3,264
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2030	1,950	2,024
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2031	1,000	1,037
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2032	1,000	1,036
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2035	1,570	1,620
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2036	1,500	1,546
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2037	1,000	1,029
					121,985
New Mexico (0.2%)
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/2029	1,000	942
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/2029	1,550	1,460
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/2033	2,675	2,322
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/2028	875	889
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	780	797
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	110	112
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	465	475
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/2029	1,000	942
[5]	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	2.900%	7/1/2026	2,940	2,940
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	11/1/2030	7,380	7,848
	New Mexico State Severance Tax Revenue	5.000%	7/1/2035	3,000	3,263
					21,990
New York (7.2%)
	Albany NY Capital Resource Corp. Revenue (Medical Center Hospital Project)	5.000%	5/1/2036	1,250	1,413
	Battery Park City NY Authority Revenue	5.000%	11/1/2038	750	790
	Battery Park City NY Authority Revenue	5.000%	11/1/2043	770	870
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/2030	700	705
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2032	1,430	1,143
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2033	1,500	1,150
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2035	470	330
	Build NY Resource Corp. Revenue	5.000%	12/15/2031	460	460
[6]	Build NY Resource Corp. Revenue	5.250%	12/15/2031	785	785
	Build NY Resource Corp. Revenue	5.000%	7/1/2032	325	340
	Build NY Resource Corp. Revenue	5.000%	7/1/2034	415	445
	Build NY Resource Corp. Revenue	5.000%	7/1/2035	550	588
[6]	Build NY Resource Corp. Revenue	5.875%	12/15/2040	1,810	1,835
	Build NY Resource Corp. Revenue	5.250%	6/15/2045	330	335
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/2032	1,110	1,149
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2031	425	459
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2033	200	200
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2034	240	240
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/2037	555	557
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/2041	650	626
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/2035	700	747
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/2042	500	525
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2035	10,000	10,122
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2036	1,500	1,518
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2037	520	526

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/2042	1,000	1,001
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2042	2,000	2,020
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/2035	1,095	1,141
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/2026	1,360	1,355
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/2028	3,155	3,161
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/2029	1,000	999
	Metropolitan Transportation Authority NY Dedicated Tax Green Bonds	5.000%	11/15/2043	1,000	1,097
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2029	4,070	4,378
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2030	1,675	1,742
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2030	1,935	2,114
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2031	300	332
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2031	1,710	1,895
	Metropolitan Transportation Authority NY Revenue	0.000%	11/15/2032	1,000	809
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2032	1,000	1,016
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2032	555	623
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2033	2,500	2,835
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2033	1,645	1,865
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2034	2,685	3,068
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2034	1,105	1,262
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	2,275	2,336
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	4,915	5,074
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	1,000	1,017
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	1,565	1,779
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2038	2,000	2,008
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2039	1,100	1,217
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2040	810	800
[3]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,000	1,047
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	500	550
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2041	920	1,006
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2041	3,090	3,393
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	1,500	1,448
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	800	782
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	2,435	2,381
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2042	625	680
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2042	910	994
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2043	1,000	973
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2043	500	520
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2043	100	108
[8]	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2044	1,700	1,648
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2044	1,800	1,924
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2044	405	436
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2045	3,000	2,868
[5]	Metropolitan Transportation Authority NY Revenue VRDO	3.050%	7/1/2026	900	900
[5]	Metropolitan Transportation Authority NY Revenue VRDO	3.050%	7/1/2026	10,200	10,200
[5]	Metropolitan Transportation Authority NY Revenue VRDO	2.850%	7/6/2026	3,900	3,900
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/2039	2,120	2,063
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/2028	555	579
[3]	Nassau County NY General Improvement GO	5.000%	7/1/2040	7,110	7,355
	New York City NY GO	5.000%	8/1/2027	1,000	1,028
	New York City NY GO	5.000%	8/1/2029	1,140	1,219
	New York City NY GO	5.000%	8/1/2030	1,000	1,085
	New York City NY GO	5.000%	8/1/2030	1,015	1,101
	New York City NY GO	5.000%	8/1/2031	1,000	1,100
	New York City NY GO	5.000%	8/1/2031	100	110
	New York City NY GO	5.000%	8/1/2031	1,625	1,788
	New York City NY GO	5.000%	8/1/2032	1,000	1,114
	New York City NY GO	5.000%	8/1/2032	1,000	1,002
	New York City NY GO	5.000%	8/1/2032	1,925	2,145
	New York City NY GO	5.000%	8/1/2032	1,000	1,114
	New York City NY GO	5.000%	12/1/2032	1,755	1,772
	New York City NY GO	5.000%	8/1/2033	1,020	1,149
	New York City NY GO	5.000%	10/1/2034	2,975	3,143
	New York City NY GO	5.000%	12/1/2035	1,120	1,129
	New York City NY GO	5.000%	8/1/2036	1,370	1,575
	New York City NY GO	5.000%	10/1/2036	3,875	3,962
	New York City NY GO	5.000%	8/1/2037	1,035	1,170
	New York City NY GO	5.000%	9/1/2037	1,250	1,392
	New York City NY GO	4.000%	10/1/2037	6,640	6,669
	New York City NY GO	5.000%	2/1/2038	1,000	1,120

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY GO	5.000%	8/1/2038	2,000	2,245
	New York City NY GO	5.000%	2/1/2039	1,455	1,622
	New York City NY GO	5.000%	4/1/2039	2,260	2,322
	New York City NY GO	5.000%	8/1/2039	1,625	1,693
	New York City NY GO	5.000%	8/1/2039	2,000	2,181
	New York City NY GO	5.000%	8/1/2039	2,000	2,234
	New York City NY GO	4.000%	3/1/2040	1,000	996
	New York City NY GO	5.000%	4/1/2040	3,095	3,390
	New York City NY GO	5.000%	8/1/2040	875	951
	New York City NY GO	5.000%	8/1/2040	1,810	2,013
	New York City NY GO	5.250%	9/1/2040	6,000	6,567
	New York City NY GO	5.000%	10/1/2040	1,000	1,108
	New York City NY GO	3.000%	3/1/2041	1,210	1,034
	New York City NY GO	4.000%	3/1/2041	1,000	988
	New York City NY GO	4.000%	4/1/2041	2,715	2,681
	New York City NY GO	5.000%	4/1/2041	3,000	3,238
	New York City NY GO	5.250%	5/1/2041	1,250	1,357
	New York City NY GO	5.000%	8/1/2041	1,250	1,353
	New York City NY GO	5.000%	8/1/2041	1,370	1,517
	New York City NY GO	5.000%	2/1/2042	1,000	1,096
	New York City NY GO	4.000%	4/1/2042	3,000	2,962
	New York City NY GO	5.250%	5/1/2042	3,550	3,840
	New York City NY GO	5.000%	8/1/2042	2,000	2,090
	New York City NY GO	5.000%	9/1/2042	1,955	2,127
	New York City NY GO	5.000%	10/1/2042	1,000	1,098
	New York City NY GO	5.250%	10/1/2042	1,000	1,087
	New York City NY GO	5.000%	4/1/2043	1,000	1,080
	New York City NY GO	5.250%	4/1/2043	1,000	1,088
	New York City NY GO	5.000%	3/1/2044	1,000	1,076
	New York City NY GO	5.000%	4/1/2044	4,540	4,887
[5]	New York City NY GO VRDO	2.900%	7/1/2026	4,970	4,970
[5]	New York City NY GO VRDO	2.900%	7/1/2026	100	100
[5]	New York City NY GO VRDO	3.050%	7/1/2026	18,050	18,050
[5]	New York City NY GO VRDO	3.050%	7/1/2026	11,450	11,450
[5]	New York City NY GO VRDO	3.300%	7/1/2026	5,800	5,800
	New York City NY Health & Hospitals Corp. Revenue	5.000%	2/15/2038	1,175	1,321
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	12/15/2031	100	101
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.375%	12/15/2031	100	102
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/2038	670	652
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/2040	2,000	1,621
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	4.300%	11/1/2028	1,000	1,013
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.750%	7/2/2029	1,055	1,068
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.950%	7/2/2029	625	636
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.250%	2/1/2030	4,315	4,341
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/2026	1,000	1,000
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/2026	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/2027	2,000	2,001
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.625%	7/1/2028	1,975	1,989
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	7/3/2028	1,400	1,417
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/2028	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/2039	785	700
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/2031	1,250	1,292
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2032	1,445	1,629
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/2033	1,000	1,023
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2038	1,000	1,028
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2038	310	365
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2039	2,500	2,623
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2040	2,000	2,064
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2040	2,500	2,567
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	3.500%	6/15/2042	1,000	944
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/2042	4,745	4,682
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2043	215	235
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2044	380	419

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/2045	3,100	3,027
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2046	210	225
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2046	1,000	1,083
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.050%	7/1/2026	24,200	24,200
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.050%	7/1/2026	5,500	5,500
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.050%	7/1/2026	25,450	25,450
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.050%	7/1/2026	2,600	2,600
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.300%	7/1/2026	500	500
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2035	1,635	1,701
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2035	1,000	1,165
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/2035	1,525	1,595
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2036	3,250	3,377
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2036	1,455	1,685
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2037	1,000	1,149
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/2038	1,750	1,755
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2040	1,265	1,428
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2041	1,060	1,189
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2043	1,000	1,032
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2043	1,000	1,111
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2029	1,000	1,063
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2029	1,000	1,063
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2030	1,500	1,622
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2030	1,000	1,082
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2030	1,000	1,090
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2032	1,800	2,003
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2033	1,000	1,125
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2034	1,710	1,713
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2035	1,525	1,557
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/2035	2,500	2,571
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/2035	1,000	1,120
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2036	1,580	1,605
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/2036	1,235	1,238
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2037	1,680	1,713
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/2038	1,250	1,257
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2039	2,740	2,821
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2040	3,185	3,288
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2040	1,000	1,095
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2041	1,000	1,094
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2041	1,000	1,127
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2041	1,000	1,093
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/2042	2,195	2,158
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2042	1,750	1,909
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2042	1,000	1,125
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2043	2,425	2,640
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2044	1,000	1,117
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2028	2,610	2,757
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2028	1,315	1,389
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2029	1,000	1,073
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2030	1,000	1,090
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2031	1,000	1,107
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2032	1,245	1,385
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2032	1,500	1,679
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2032	1,000	1,120
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2032	795	890
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2033	1,120	1,260
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2034	2,895	3,013
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2034	1,000	1,142
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2035	2,015	2,094
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2035	1,000	1,148
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2036	110	120
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2036	2,000	2,023
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2036	1,145	1,295
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2036	1,085	1,241
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2036	2,325	2,413
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2036	2,595	2,940

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2036	1,000	1,072
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2036	1,025	1,175
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/2036	3,065	3,418
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2037	1,000	1,136
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/2037	250	254
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	1,110	1,243
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	2,260	2,544
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	1,165	1,312
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2038	200	203
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2038	1,140	1,284
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/2038	2,370	2,364
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2038	1,000	1,129
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2039	3,000	3,013
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2039	1,020	1,100
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/2039	2,000	2,006
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2040	545	586
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2040	1,575	1,760
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2040	1,375	1,531
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/2040	1,500	1,325
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2040	1,120	1,249
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2041	1,545	1,651
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2041	1,090	1,203
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/2041	1,000	872
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2041	1,110	1,236
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/2041	8,000	8,745
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2042	2,900	2,849
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	510	544
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	2,000	2,156
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	1,075	1,170
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2042	1,570	1,696
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2042	1,085	1,194
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2043	1,000	1,008
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2043	2,000	2,206
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/2043	1,000	982
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2043	1,605	1,762
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2044	1,395	1,518
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2044	5,000	5,440
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2044	1,000	1,088
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2044	2,355	2,594
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2045	2,000	2,157
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2046	2,000	2,138
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2046	1,000	1,082
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.500%	2/1/2048	1,445	1,599
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.900%	7/1/2026	2,725	2,725
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	3.000%	7/1/2026	8,465	8,465
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	3.050%	7/1/2026	300	300
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	3.050%	7/1/2026	9,700	9,700
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/2035	1,500	1,559
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/2036	5,710	5,925
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/2038	1,675	1,726
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/2039	1,335	1,395
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/2033	1,000	1,031
	New York Convention Center Development Corp. Revenue	5.000%	11/15/2036	1,000	1,161
[9]	New York Convention Center Development Corp. Revenue	5.000%	11/15/2046	50	54
	New York Energy Finance Development Corp. Supply Revenue PUT	5.000%	12/1/2033	9,020	9,320
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/2042	500	423
[8]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/2042	2,000	1,703
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	2.750%	2/15/2044	1,000	805
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/2031	1,500	1,335
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/2032	1,900	1,689
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/2033	1,440	1,258
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/2034	1,500	1,309
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/2035	1,400	1,217
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/2036	950	823
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/2041	3,050	2,465
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/2043	405	343
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	2,815	2,664
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/2031	1,445	1,471

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/2030	2,500	2,680
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/2032	1,000	819
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/2033	1,545	1,556
[3]	New York Power Authority Green Transmission Revenue	5.000%	11/15/2028	1,000	1,064
[3]	New York Power Authority Green Transmission Revenue	5.000%	11/15/2048	1,000	1,067
[11]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/2027	500	513
[8]	New York State Dormitory Authority Revenue	5.000%	10/1/2031	1,000	1,092
	New York State Dormitory Authority Revenue	5.000%	7/1/2032	10,850	10,850
	New York State Dormitory Authority Revenue	5.000%	7/1/2033	730	786
	New York State Dormitory Authority Revenue	5.000%	7/1/2033	1,000	1,120
	New York State Dormitory Authority Revenue	5.000%	10/1/2033	2,265	2,278
	New York State Dormitory Authority Revenue	5.000%	10/1/2033	500	545
	New York State Dormitory Authority Revenue	5.000%	11/1/2033	1,730	1,875
	New York State Dormitory Authority Revenue	5.000%	7/1/2035	1,000	1,181
	New York State Dormitory Authority Revenue	4.000%	7/1/2036	4,880	5,022
	New York State Dormitory Authority Revenue	5.000%	7/1/2036	1,000	1,158
	New York State Dormitory Authority Revenue	4.000%	7/1/2037	3,220	3,295
	New York State Dormitory Authority Revenue	5.000%	7/1/2037	685	787
[3]	New York State Dormitory Authority Revenue	5.000%	10/1/2037	2,500	2,724
[3]	New York State Dormitory Authority Revenue	5.000%	10/1/2037	1,635	1,839
	New York State Dormitory Authority Revenue	5.000%	10/1/2037	1,135	1,338
	New York State Dormitory Authority Revenue	5.000%	7/1/2038	1,000	1,140
	New York State Dormitory Authority Revenue	4.000%	5/1/2040	1,260	1,247
	New York State Dormitory Authority Revenue	5.250%	7/1/2040	1,000	1,120
	New York State Dormitory Authority Revenue	5.000%	7/1/2041	1,350	1,514
	New York State Dormitory Authority Revenue	5.000%	7/1/2042	2,500	2,616
	New York State Dormitory Authority Revenue	5.000%	7/1/2043	1,010	1,123
[3]	New York State Dormitory Authority Revenue	5.000%	10/1/2044	1,435	1,558
	New York State Dormitory Authority Revenue PUT	5.000%	7/1/2032	750	833
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/2028	1,000	1,002
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/2032	1,000	1,002
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/2027	1,895	1,927
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/2029	550	568
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	4.000%	5/1/2038	500	503
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/2043	1,000	1,079
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2029	320	341
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2030	1,050	1,139
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2031	2,000	2,205
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2031	1,130	1,246
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2033	1,975	1,983
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2035	1,000	1,003
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/2035	3,000	3,205
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2036	4,000	4,016
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2037	2,270	2,309
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2038	475	540
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2039	2,000	2,005
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/2039	2,000	2,037
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/2039	3,000	2,703
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2039	1,500	1,505
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2039	1,000	1,101
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/2040	3,000	2,673
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2040	1,000	1,001
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2040	1,180	1,184
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2042	7,965	7,864
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2042	3,000	3,292
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2043	1,120	1,101
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2043	2,000	1,965
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2043	1,000	1,092
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2043	615	681
	New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	3/15/2029	680	724
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/2027	10	10
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	3/15/2032	70	75
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	3/15/2032	15	16
	New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/2030	4,000	4,351
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,795	1,804
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,460	1,660
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	2,035	2,340
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	2,000	2,009
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	995	1,155
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,500	1,551

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,160	2,231
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,500	2,575
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,000	2,116
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	2,000	2,104
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,590	1,746
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2044	2,000	2,107
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	2,750	2,942
	New York State Dormitory Authority Sales Tax Revenue ETM	5.000%	3/15/2035	5	6
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/2029	1,000	1,007
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/2034	1,250	1,296
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp. Project)	3.750%	5/15/2032	500	509
	New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp. Project)	3.800%	8/1/2032	1,000	1,020
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/2043	1,730	1,927
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.250%	6/15/2045	2,500	2,796
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/2036	1,545	1,324
	New York State Housing Finance Agency Revenue	2.200%	11/1/2036	875	736
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/2027	410	407
	New York State Housing Finance Agency Revenue PUT	4.500%	11/1/2028	1,000	1,002
	New York State Housing Finance Agency Revenue PUT	3.450%	5/1/2029	1,000	1,002
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/2029	2,425	2,426
	New York State Housing Finance Agency Revenue PUT	3.450%	11/1/2029	1,750	1,750
	New York State Housing Finance Agency Revenue PUT	3.100%	5/1/2030	315	315
	New York State Housing Finance Agency Revenue PUT	3.500%	5/1/2030	525	529
	New York State Housing Finance Agency Revenue PUT	3.200%	5/1/2031	225	225
	New York State Housing Finance Agency Revenue PUT	3.250%	5/1/2031	1,000	1,001
	New York State Housing Finance Agency Revenue PUT	3.375%	11/1/2031	3,705	3,717
	New York State Housing Finance Agency Revenue PUT	3.570%	11/1/2031	2,045	2,058
	New York State Housing Finance Agency Revenue PUT	3.600%	4/1/2032	1,000	1,009
	New York State Housing Finance Agency Revenue PUT	3.950%	1/1/2035	4,520	4,620
[5]	New York State Housing Finance Agency Revenue VRDO	3.050%	7/1/2026	1,600	1,600
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.300%	12/15/2028	100	100
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	12/15/2029	100	101
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	6,200	6,007
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	2,505	2,381
	New York State Thruway Authority General Revenue	4.000%	1/1/2042	1,000	998
	New York State Thruway Authority General Revenue	5.000%	1/1/2044	580	644
	New York State Thruway Authority General Revenue	4.000%	1/1/2045	1,675	1,635
	New York State Thruway Authority Revenue	5.000%	1/1/2036	1,045	1,109
	New York State Thruway Authority Revenue	5.000%	3/15/2040	1,325	1,441
	New York State Thruway Authority Revenue (Personal Income Tax)	4.000%	3/15/2042	1,000	977
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2036	2,000	2,029
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2037	2,000	2,028
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/2040	1,590	1,571
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2042	2,000	2,154
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2043	5,000	5,295
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/2030	1,015	1,106
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/2041	3,000	2,622
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/2042	4,000	3,465
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/2043	225	224
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/2044	2,630	2,602
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,400	1,367
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/2033	350	370
	Onondaga NY Civic Development Corp. Revenue (Syracuse University Project)	5.250%	12/1/2042	695	788
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/2032	2,000	2,008
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/2036	1,230	1,285
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/2036	2,295	2,445
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2037	1,495	1,731
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2039	2,030	2,326
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/2040	1,000	1,112
	Port Authority of New York & New Jersey Revenue	5.000%	1/15/2041	500	563
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2041	1,875	2,120
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/2042	1,000	1,119

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	5.000%	8/15/2046	145	159
	Rockland County NY Economic Assistance Corp. Revenue (Secours Charity Health System Inc.)	7.250%	11/1/2045	1,000	1,117
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/2027	1,370	1,377
	Suffolk County NY Public Improvement GO	3.000%	10/15/2040	1,000	931
	Suffolk County NY Public Improvement GO	3.000%	10/15/2041	1,000	919
	Suffolk NY Regional Off-Track Betting Corp. Revenue	5.000%	12/1/2034	500	515
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/2029	1,870	1,903
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/2034	3,745	3,794
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2030	450	458
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2031	460	469
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2032	285	291
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2027	5,000	5,114
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/2034	1,000	1,138
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/2034	8,000	9,257
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/2036	1,000	691
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2040	1,000	1,089
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.250%	11/15/2040	1,000	1,126
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2045	1,355	1,457
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2046	1,920	2,046
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/2028	1,500	1,467
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/2030	1,000	874
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/2032	1,130	924
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2036	1,000	1,017
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2037	2,000	2,033
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2038	1,750	1,984
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2041	1,000	1,115
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2042	2,000	2,045
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2044	320	353
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2045	225	246
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2046	70	76
	Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/2047	170	186
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/2033	1,000	1,146
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/2044	1,500	1,638
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2040	1,835	2,010
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	1,000	981
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/2040	515	582
	Westchester County NY Local Development Corp. Revenue (Health Care Project)	6.500%	11/1/2030	1,500	1,562
	Westchester County NY Local Development Corp. Revenue (Health Care Project)	7.250%	11/1/2045	1,500	1,697
[6]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/2036	700	719
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/2031	1,085	1,086
[3]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/2032	1,000	1,106
[3]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/2033	1,250	1,402
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/2028	1,400	1,427
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/2033	1,500	1,525
[8]	Yonkers NY GO	5.000%	11/15/2038	500	550
					879,403
North Carolina (0.6%)
[9]	Cabarrus County NC Revenue	5.000%	8/1/2038	1,530	1,752
[9]	Cabarrus County NC Revenue	5.000%	8/1/2039	1,095	1,246
[9]	Centennial Authority NC Revenue	5.000%	10/1/2038	1,375	1,561
	Charlotte NC Airport Revenue	5.000%	7/1/2041	2,000	2,174
	Charlotte NC Airport Revenue	5.000%	7/1/2046	1,255	1,358
	Charlotte NC GO	5.000%	7/1/2042	2,950	3,240
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/2042	1,000	1,111
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/2046	1,255	1,379
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	3.250%	6/15/2027	770	774
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/2029	1,625	1,541
	Durham NC Housing Authority Multifamily Housing Revenue (Sandy Ridge Station) PUT	3.200%	7/1/2029	710	713
	Durham NC Revenue	5.000%	4/1/2040	875	994
[3]	Fayetteville NC State University Revenue	5.000%	4/1/2043	2,720	2,833
	Henderson County NC Revenue	5.000%	10/1/2036	450	517
	Henderson County NC Revenue	5.000%	10/1/2037	660	753
	North Carolina Capital Facilities Finance Agency Educational Revenue	5.000%	1/1/2036	1,710	1,983
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/2054	840	896
	North Carolina Housing Finance Agency Homeownership Revenue	6.250%	1/1/2057	500	565

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	North Carolina Housing Finance Agency Homeownership Revenue	6.500%	7/1/2057	1,015	1,173
	North Carolina Housing Finance Agency Multifamily Housing Revenue PUT	3.150%	2/1/2029	350	350
	North Carolina Medical Care Commission Health Care Facilities Revenue (Aurora Health Inc.)	5.000%	8/1/2038	2,425	2,776
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2037	1,890	2,130
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2038	1,250	1,401
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2039	3,575	3,987
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2041	1,000	1,090
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System) PUT	5.000%	6/4/2030	1,300	1,390
[5]	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System) VRDO	2.850%	7/6/2026	15,000	15,000
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/2040	800	773
	North Carolina Medical Care Commission Retirement Facilities Revenue (Deerfield Episcopal Retirement Community Project)	3.450%	11/1/2030	115	115
	North Carolina Medical Care Commission Retirement Facilities Revenue (Deerfield Episcopal Retirement Community Project)	3.750%	11/1/2031	2,675	2,661
	North Carolina Medical Care Commission Retirement Facilities Revenue (Penick Village Project)	5.000%	9/1/2034	115	122
[3]	North Carolina Turnpike Authority Revenue	0.000%	1/1/2034	1,000	772
[3]	North Carolina Turnpike Authority Revenue	5.000%	1/1/2038	30	31
	North Carolina Turnpike Authority Revenue	4.000%	1/1/2039	2,000	2,015
	Pender County NC GO	3.000%	3/1/2039	2,000	1,871
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/2028	325	343
	Raleigh NC Housing Authority Multifamily Revenue (Maple Ridge Apartments) PUT	3.150%	2/1/2029	265	266
	Wake County NC Revenue	5.000%	9/1/2036	2,000	2,119
	Wake County NC Revenue	5.000%	5/1/2040	1,000	1,127
	Western California University General Revenue	3.000%	4/1/2036	1,480	1,414
					68,316
North Dakota (0.0%)
	Cass County ND Joint Water Resource District Revenue	3.450%	4/1/2027	1,115	1,115
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/2029	445	463
[3]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/2039	1,000	868
[3]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/2039	475	511
	Horace ND GO	4.500%	5/1/2039	600	607
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/2053	765	807
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	6.000%	1/1/2056	465	508
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/2056	235	256
					5,135
Ohio (1.1%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/2029	1,300	1,343
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/2037	2,200	2,207
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	11/1/2039	1,000	1,104
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	11/1/2040	1,500	1,645
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/2040	1,200	1,177
[5]	Allen County OH Hospital Facilities Revenue (Mercy Health) VRDO	2.950%	7/1/2026	860	860
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.000%	2/15/2029	1,250	1,324
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/2035	1,150	1,217
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/2032	2,015	2,046
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/2026	725	727
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/2027	380	385
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/2038	365	368
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/2037	1,000	1,051
[3]	Columbus OH City School District GO	0.000%	12/1/2029	1,000	904
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	12/1/2034	590	589
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/2036	1,000	984
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/2036	1,100	1,123
	Columbus OH Metropolitan Housing Authority Revenue (Demorest Townhomes II Project)	4.000%	5/1/2034	145	145
	Columbus OH Metropolitan Housing Authority Revenue (Demorest Townhomes Project)	5.000%	11/1/2035	2,000	2,132
	Columbus OH Metropolitan Housing Authority Revenue (Thornton Hall Project)	5.000%	12/1/2035	470	501
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/2041	500	549
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/2044	500	540
	Columbus-Franklin County OH Finance Authority Multifamily Housing Revenue PUT	3.190%	6/1/2029	500	502
	Cuyahoga County OH GO	5.000%	12/1/2046	1,000	1,082

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/2032	1,000	1,006
[6]	Delaware County OH Port Authority Revenue	6.000%	8/1/2045	1,000	1,092
	EHOVE OH Joint Vocational School District GO	5.000%	12/1/2036	750	805
	EHOVE OH Joint Vocational School District GO	5.000%	12/1/2037	1,905	2,038
	EHOVE OH Joint Vocational School District GO	5.000%	12/1/2042	735	777
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/2030	680	704
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/2039	715	728
[5]	Franklin County OH Hospital Improvement Revenue (Nationwide Children's Hospital) VRDO	2.900%	7/1/2026	700	700
[5]	Franklin County OH Hospital Revenue (Nationwide Children's Hospital) VRDO	2.900%	7/1/2026	2,500	2,500
[5]	Franklin County OH Hospital Revenue (Nationwide Children's Hospital) VRDO	2.700%	7/9/2026	4,500	4,500
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2028	830	870
	Hamilton County OH Health Care Facilities Revenue	5.000%	6/1/2034	1,000	1,077
	Hamilton County OH Health Care Facilities Revenue (Christ Hospital)	5.000%	6/1/2039	850	933
	Hamilton County OH Health Care Improvement & Refunding Revenue (Life Enriching Communities Project)	5.250%	1/1/2045	145	151
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/2036	1,000	1,016
[5]	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group) VRDO	2.950%	7/1/2026	6,705	6,705
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/2028	625	648
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	8/1/2035	2,740	2,964
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.500%	8/1/2040	1,750	1,906
	Hamilton County OH Sewer System Revenue	5.000%	12/1/2030	500	549
	Lancaster Port Authority OH Gas Supply Revenue PUT	5.000%	8/1/2030	810	859
	Lorain OH Metropolitan Housing Authority Multifamily Revenue (Wilkes Villa) PUT	3.220%	6/1/2028	295	296
	Miami University OH Revenue	5.000%	9/1/2044	1,225	1,345
	Montgomery County OH Health Care Facilities Revenue	5.000%	9/1/2039	525	563
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/2034	900	859
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/2040	1,000	882
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/2038	1,000	978
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/2042	1,000	926
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/2031	2,290	2,394
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/2037	2,590	2,670
	North Ridgeville OH City School District GO	5.000%	12/1/2040	625	650
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/2027	500	504
	Ohio Air Quality Development Authority Revenue (American Electric Power Co. Project) PUT	3.500%	4/1/2030	1,015	1,019
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/2027	730	735
	Ohio Air Quality Development Authority Revenue (FirstEnergy Generation Project)	3.375%	8/1/2029	2,000	1,975
	Ohio Air Quality Development Authority Revenue (Valley Electric Corp. Project)	3.250%	9/1/2029	525	523
	Ohio Air Quality Development Authority Revenue (Valley Electric Corp. Project)	4.350%	6/30/2040	275	279
	Ohio GO	5.000%	5/1/2033	1,010	1,051
	Ohio GO	5.000%	5/1/2035	770	855
	Ohio GO	5.000%	5/1/2036	600	664
	Ohio GO	5.000%	3/1/2038	2,000	2,024
	Ohio Housing Finance Agency Multifamily Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	570	574
	Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/2053	770	811
	Ohio Housing Finance Agency Residential Mortgage Revenue	6.375%	3/1/2056	190	215
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/2035	1,320	1,379
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/2037	2,240	2,329
	Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/2037	1,050	1,010
	Ohio State Higher Educational Facility Commission Revenue	6.000%	12/1/2041	240	265
[5]	Ohio State Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	2.900%	7/6/2026	1,910	1,910
	Ohio State Higher Educational Facility Commission Revenue (John Carroll University)	4.000%	10/1/2045	1,000	860
	Ohio State Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	2/1/2036	750	846
	Ohio State Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/2033	345	369
	Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/2028	1,000	996
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/2029	1,190	1,257
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/2032	1,000	1,105
	Ohio State Hospital Revenue (Cleveland Clinic Health System) Prere.	5.000%	10/1/2034	35	40
[5]	Ohio State Hospital Revenue (Cleveland Clinic Health System) VRDO	2.900%	7/1/2026	100	100
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/2033	105	110
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/2035	500	519
[5]	Ohio State Hospital Revenue (University Hospitals Health System) VRDO	3.050%	7/1/2026	3,500	3,500
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/2055	455	492

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/2056	245	269
	Ohio Turnpike Commission Revenue	0.000%	2/15/2036	2,000	1,434
	Ohio Turnpike Commission Revenue	5.000%	2/15/2043	2,500	2,546
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/2035	1,310	1,351
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/2043	1,000	516
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2037	2,425	2,759
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2038	5,000	5,660
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2042	1,100	1,214
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2043	1,230	1,362
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2044	1,000	1,093
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2044	1,650	1,819
[9]	Ohio Water Development Authority Revolving Fund Revenue	5.000%	6/1/2039	1,355	1,546
[9]	Ohio Water Development Authority Revolving Fund Revenue	5.000%	12/1/2044	1,535	1,707
[9]	Ohio Water Development Authority Revolving Fund Revenue	5.000%	12/1/2045	1,040	1,146
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/2026	1,850	1,869
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/2027	1,485	1,520
	Port of Greater Cincinnati Development Authority Ohio Revenue	5.000%	12/1/2039	1,490	1,644
	Princeton OH City School District GO	0.000%	12/1/2041	1,000	500
[8,9]	Springboro OH Community City School District GO	0.000%	12/1/2039	875	505
	Summit County OH Development Finance Authority Parking System Revenue	5.500%	12/1/2043	200	218
[8]	Summit County OH Development Finance Authority Student Housing Revenue (Akron Project)	5.000%	7/1/2039	450	485
[8]	Summit County OH Development Finance Authority Student Housing Revenue (Akron Project)	5.000%	7/1/2045	290	303
	University of Cincinnati OH Revenue	5.000%	6/1/2043	4,000	4,339
[5,6]	University of Toledo Revenue TOB VRDO	3.050%	7/1/2026	1,995	1,995
					134,712
Oklahoma (0.3%)
	Lawton OK Industrial Development Authority Sales Tax Revenue	5.000%	7/1/2039	230	250
	Lawton OK Industrial Development Authority Sales Tax Revenue	5.000%	7/1/2040	135	146
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/2028	1,245	1,073
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/2038	985	988
	Oklahoma Capitol Improvement Authority Facilities Revenue Prere.	4.000%	7/1/2028	15	15
	Oklahoma Capitol Improvement Authority Highway Revenue	5.000%	7/1/2046	2,000	2,169
	Oklahoma Capitol Improvement Authority State Highways Capital Improvement Revenue	5.000%	7/1/2040	1,000	1,120
	Oklahoma City GO	4.000%	3/1/2039	1,420	1,454
	Oklahoma City Public Property Authority Arena Sales Tax Revenue	5.000%	6/1/2029	1,000	1,069
	Oklahoma City Public Property Authority Arena Sales Tax Revenue	5.000%	6/1/2031	1,400	1,544
	Oklahoma City Public Property Authority Arena Sales Tax Revenue	5.000%	6/1/2032	1,000	1,116
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/2028	1,500	1,543
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/2033	1,030	1,052
	Oklahoma State Industries Authority Educational Facilities Lease Revenue	5.000%	4/1/2031	1,235	1,350
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/2035	1,450	1,450
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2036	1,000	1,145
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2040	1,000	1,128
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2041	1,000	1,115
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,089
	Oklahoma Water Resources Board State Loan Program Revenue	5.000%	10/1/2038	400	440
	Oklahoma Water Resources Board State Loan Program Revenue	5.000%	10/1/2041	2,370	2,576
	Oklahoma Water Resources Board State Loan Program Revenue	5.000%	10/1/2045	2,000	2,143
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/2029	645	689
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/2031	1,500	1,552
	Tulsa OK Metropolitan Utility Authority Revenue	4.000%	4/1/2037	750	769
[8]	University of Oklahoma Revenue	5.000%	7/1/2041	865	948
[8]	University of Oklahoma Revenue	5.000%	7/1/2042	865	944
[8]	University of Oklahoma Revenue	5.000%	7/1/2043	920	1,002
					31,879
Oregon (0.5%)
	Clackamas & Washington Counties OR School District No. 3 GO	5.000%	6/15/2046	1,250	1,363
	Clackamas County OR Community College District GO	5.000%	6/15/2034	1,145	1,322
	Clackamas County OR School District No. 12 GO	0.000%	6/15/2038	1,340	791
	Clackamas County OR School District No. 12 GO Prere.	0.000%	6/15/2027	160	96
	Clackamas County OR School District No. 62 GO	0.000%	6/15/2029	230	211
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/2031	750	638
	Lincoln County OR School District GO	5.000%	6/15/2034	1,000	1,144
[3]	Medford OR Hospital Facilities Authority Revenue (Asante Projects)	4.000%	8/15/2045	1,000	940
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/2037	1,000	922
	Oregon Department of Transportation Grant Anticipation Revenue	5.000%	5/15/2033	500	568
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2032	2,000	2,264

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2034	5,000	5,781
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2040	1,050	1,119
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2042	5,125	5,384
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/2033	1,000	1,001
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/2027	450	457
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/2027	450	457
	Oregon GO	5.000%	5/1/2032	1,000	1,125
	Oregon GO	5.000%	5/1/2036	5,000	5,084
	Oregon GO	5.000%	5/15/2036	450	483
	Oregon GO	5.000%	5/1/2039	1,650	1,858
	Oregon GO	5.000%	5/1/2041	1,900	2,117
	Oregon GO	5.250%	6/1/2042	1,000	1,137
	Oregon Health & Science University Revenue	4.000%	7/1/2036	2,000	2,007
	Oregon Housing & Community Services Department Mortgage Revenue	3.930%	10/1/2036	1,898	1,880
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/2051	775	784
	Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/2053	1,385	1,481
	Oregon State Business Development Commission Revenue PUT	3.800%	6/15/2028	1,570	1,590
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/2037	1,000	1,144
	Oregon State Department Administrative Services Lottery Revenue	5.250%	4/1/2043	1,450	1,635
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/2030	1,535	1,647
	Portland OR Sewer System Revenue	5.000%	6/1/2029	1,000	1,069
	Portland OR Sewer System Revenue	5.000%	10/1/2041	500	558
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/2040	1,880	1,946
	Portland OR Water System Revenue	2.000%	5/1/2042	2,000	1,477
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/2033	540	551
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/2038	500	507
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/2038	1,580	1,638
	University of Oregon Revenue	5.000%	4/1/2045	565	623
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/2036	1,305	1,329
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2037	2,443	1,573
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2038	1,400	863
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2043	1,400	640
	Washington Multnomah & Yamhill Counties Hillsboro School District No. 1 GO	5.000%	6/15/2035	2,400	2,445
					63,649
Pennsylvania (2.0%)
	Abington PA School District GO	4.000%	10/1/2039	2,500	2,472
	Adams County PA General Authority College Revenue	5.000%	8/15/2033	1,000	1,062
	Adams County PA General Authority College Revenue	5.000%	8/15/2040	1,260	1,366
	Allegheny County PA GO	4.000%	11/1/2030	1,025	1,027
[5]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) VRDO	2.900%	7/1/2026	600	600
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/2034	550	556
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2027	1,010	1,024
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2032	1,000	1,029
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2033	1,000	1,027
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2034	1,000	1,026
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2035	1,000	1,024
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/2038	2,400	2,375
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/2032	900	1,014
	Allegheny County PA Sanitary Authority Sewer Revenue	3.000%	6/1/2039	1,410	1,254
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/2041	1,185	1,197
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2027	150	152
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2029	900	946
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2030	1,260	1,342
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2031	500	538
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2032	1,075	1,167
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2033	1,000	1,026
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2035	1,035	1,111
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/2042	2,000	2,028
[8]	Allentown PA School District GO	5.000%	6/1/2031	1,000	1,002
	Bethel Park PA School District GO	4.000%	8/1/2034	1,100	1,128
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	4.000%	10/1/2035	1,000	996
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	5.000%	10/1/2037	1,105	1,161
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/2030	1,735	1,773
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/2030	750	793
[3]	Butler PA Area School District GO	5.000%	10/1/2030	550	597
[3]	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/2032	500	555
	Centennial PA School District Bucks County GO	5.000%	12/15/2029	1,445	1,550

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chester PA Upland School District GO	6.200%	10/1/2042	1,500	1,678
[8]	Coatesville PA Area School District Building GO	0.000%	10/1/2034	450	325
[8]	Coatesville PA Area School District GO	4.250%	11/15/2039	2,000	2,025
[3]	Coatesville PA Area School District GO	5.250%	11/15/2043	1,000	1,086
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/2026	335	335
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/2027	365	366
	Commonwealth Financing Authority Pennsylvania Tobacco Master Settlement Payment Revenue	5.000%	6/1/2035	1,515	1,561
	Cumberland County PA Municipal Authority Revenue	4.000%	11/1/2044	2,000	1,886
	Cumberland County PA Municipal Authority Revenue (Messiah Village Project)	5.000%	6/1/2028	140	144
	Cumberland County PA Municipal Authority Revenue (Messiah Village Project)	5.000%	6/1/2036	845	913
	Cumberland County PA Municipal Authority Revenue (Messiah Village Project)	5.250%	6/1/2044	465	490
[6]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/2030	840	462
	Delaware PA GO	5.000%	8/1/2039	420	457
	Delaware Valley PA Regional Finance Authority Local Government Revenue	4.000%	12/1/2038	885	908
	DuBois PA Hospital Authority Revenue (Penn Highlands Healthcare)	5.000%	7/15/2031	1,455	1,470
[8]	Gateway PA School District Alleghany County GO	3.000%	10/15/2037	1,000	921
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/2039	1,600	1,586
[3]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/2037	3,400	3,477
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/2029	830	844
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/2036	845	847
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/2037	3,000	3,052
	Latrobe PA Industrial Development Authority University Revenue (Seton Hill University)	4.000%	3/1/2040	225	202
[8]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/2043	1,000	1,007
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) Prere.	5.000%	7/1/2026	1,220	1,220
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/2040	1,250	1,223
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/2041	2,000	1,936
	Montgomery County PA GO	5.000%	10/1/2039	1,000	1,079
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/2032	1,515	1,588
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/2035	700	711
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/2028	2,955	3,029
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2038	1,000	1,026
[3]	Northampton County PA General Purpose Authority Revenue	4.000%	8/15/2043	2,150	2,074
	Pennsylvania COP	5.000%	7/1/2026	500	500
	Pennsylvania COP	5.000%	7/1/2027	500	512
	Pennsylvania Economic Development Financing Authority Revenue (American Water Co. Project)	3.000%	4/1/2039	1,000	885
[3]	Pennsylvania Economic Development Financing Authority Revenue (Capitol Region Parking System)	4.125%	1/1/2043	500	500
	Pennsylvania Economic Development Financing Authority Revenue (Eastern University Project)	5.000%	10/1/2045	375	377
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/2027	250	250
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/2027	630	631
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center)	5.000%	12/15/2046	1,000	1,054
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2030	1,095	1,161
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2032	1,920	2,083
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2035	4,980	5,483
[5]	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) VRDO	2.900%	7/1/2026	1,000	1,000
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/2029	1,060	1,065
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/2032	740	813
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/2037	1,400	1,403
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/2038	1,000	992
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/2042	1,540	1,470

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/2026	1,000	991
	Pennsylvania GO	5.000%	9/15/2026	1,500	1,507
	Pennsylvania GO	5.000%	9/1/2028	2,500	2,634
	Pennsylvania GO	5.000%	9/1/2031	3,000	3,333
[3]	Pennsylvania GO	4.000%	3/1/2033	1,110	1,126
[3]	Pennsylvania GO	4.000%	3/1/2034	1,670	1,691
	Pennsylvania GO	5.000%	10/1/2035	2,500	2,785
	Pennsylvania GO	4.000%	3/1/2036	1,000	1,010
	Pennsylvania GO	3.000%	5/15/2036	810	764
	Pennsylvania GO	4.000%	3/1/2037	1,000	1,008
[8]	Pennsylvania GO	4.000%	3/1/2037	1,000	1,008
	Pennsylvania GO	2.000%	5/15/2038	1,390	1,119
	Pennsylvania GO	2.000%	5/15/2039	1,000	787
	Pennsylvania GO	2.000%	5/15/2040	1,040	800
	Pennsylvania GO	2.000%	5/15/2041	1,030	774
	Pennsylvania GO	4.000%	8/15/2041	1,000	1,015
	Pennsylvania GO	4.000%	9/1/2041	1,500	1,521
	Pennsylvania GO	5.000%	4/1/2042	820	918
	Pennsylvania GO	4.000%	9/1/2042	1,500	1,517
	Pennsylvania GO	5.000%	4/1/2044	1,500	1,656
	Pennsylvania GO	5.000%	4/1/2045	1,500	1,639
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University)	5.000%	5/1/2035	1,675	1,817
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	11/1/2040	1,305	1,423
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	4.000%	11/1/2042	500	481
[5]	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University) VRDO	3.050%	7/1/2026	9,900	9,900
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/2035	1,900	1,924
	Pennsylvania Housing Finance Agency Multifamily Development Revenue (Fairhill Phase I) PUT	3.150%	7/1/2029	205	206
	Pennsylvania Housing Finance Agency Multifamily Development Revenue (Fairhill Phase II) PUT	3.150%	7/1/2029	195	196
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/2037	2,205	2,216
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/2041	1,500	1,227
	Pennsylvania Housing Finance Agency Revenue	5.125%	10/1/2041	1,270	1,340
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/2052	740	752
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/2053	1,671	1,762
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/2053	715	757
	Pennsylvania Housing Finance Agency Revenue	6.250%	10/1/2053	1,745	1,881
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.750%	10/1/2040	1,000	1,044
[9]	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.400%	10/1/2041	800	806
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.000%	10/1/2054	465	501
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.500%	10/1/2055	1,000	1,135
	Pennsylvania State University Revenue	5.000%	9/1/2040	1,000	1,123
	Pennsylvania State University Revenue	5.000%	9/1/2042	1,000	1,114
	Pennsylvania State University Revenue	5.000%	9/1/2043	1,000	1,044
	Pennsylvania State University Revenue	5.000%	9/1/2044	1,255	1,306
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/2032	1,000	1,030
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/2028	630	636
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2026	750	757
	Pennsylvania Turnpike Commission Revenue	6.000%	12/1/2030	1,370	1,430
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2032	1,500	1,530
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2032	1,000	1,113
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2032	2,000	2,245
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2033	1,570	1,765
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2033	1,760	1,974
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2035	1,000	1,028
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2036	1,060	1,177
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2037	1,000	1,057
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2039	1,520	1,620
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2040	1,060	1,157
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2040	535	598
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2042	1,705	1,730
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2042	1,000	1,099
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2042	1,000	1,109
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2043	1,000	1,036
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2043	2,015	2,208

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2044	1,000	1,096
	Pennsylvania Turnpike Commission Revenue PUT	5.000%	12/1/2032	625	693
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/2032	1,000	1,034
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/2035	2,000	2,007
[5]	Philadelphia PA Authority for Industrial Development Hospital Revenue VRDO	2.850%	7/1/2026	1,000	1,000
	Philadelphia PA Authority for Industrial Development Revenue	5.000%	11/1/2042	565	567
	Philadelphia PA Authority for Industrial Development Revenue Prere.	5.000%	5/1/2027	435	443
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/2031	675	667
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/2036	1,000	1,009
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph's University)	4.000%	11/1/2035	1,200	1,202
	Philadelphia PA Gas Works Revenue	5.000%	10/1/2026	1,000	1,005
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2033	1,175	1,318
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2036	1,300	1,323
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2039	1,000	1,103
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2030	1,000	1,012
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2032	1,610	1,625
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2034	1,000	1,007
[3]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2037	1,000	1,078
[3]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/2039	1,000	982
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/2042	1,000	1,079
[3]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2031	1,380	1,528
[3]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2032	1,280	1,435
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/2038	1,500	1,637
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/2040	2,000	2,167
[3]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2043	1,090	1,202
[3]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/2030	1,000	1,074
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/2033	1,465	1,498
	Pittsburgh PA GO	5.000%	9/1/2039	450	490
	Pittsburgh PA GO	5.000%	9/1/2042	500	538
[3]	River Valley School District PA GO	4.000%	3/15/2028	1,145	1,167
[3]	River Valley School District PA GO	4.000%	3/15/2033	1,810	1,856
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/2026	770	776
	School District of Philadelphia GO	5.000%	9/1/2030	1,000	1,085
	School District of Philadelphia GO	5.000%	9/1/2030	1,465	1,589
	School District of Philadelphia GO	5.000%	9/1/2031	1,115	1,225
	School District of Philadelphia GO	5.250%	9/1/2039	2,000	2,218
[3]	Scranton PA GO	5.000%	11/15/2029	625	660
	Scranton-Lackawanna PA Health & Welfare Authority Revenue	5.000%	11/1/2032	815	895
[19]	Shaler PA Area School District GO	0.000%	9/1/2031	1,195	986
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/2027	1,135	1,146
	Southcentral PA General Authority Revenue (Wellspan Health Group)	5.000%	6/1/2032	2,165	2,404
[8]	State Public School Building Authority PA College Revenue (Community College of Philadelphia Project)	5.000%	6/15/2043	625	677
[8]	State Public School Building Authority PA College Revenue (Community College of Philadelphia Project)	5.000%	6/15/2045	425	453
[8]	State Public School Building Authority PA College Revenue (Community College of Philadelphia Project)	5.000%	6/15/2046	350	370
[3]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/2032	1,105	1,115
	Swarthmore Borough Authority PA College Revenue PUT	5.000%	9/13/2035	1,000	1,140
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/2041	750	662
[8]	Westmoreland County PA Municipal Authority Service Revenue	4.000%	8/15/2034	5,000	5,028
[8]	Wilkes-Barre PA Area School District GO	5.000%	8/1/2034	1,300	1,313
	Wilson PA School District GO	5.000%	5/15/2038	750	827
					246,293
Puerto Rico (0.6%)
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2029	250	259
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2030	1,565	1,636
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2033	2,610	2,746
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2033	2,160	2,285
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2035	1,555	1,617
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	815	851

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	700	731
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	395	415
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	1,325	1,289
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	520	506
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	1,260	1,226
	Puerto Rico Commonwealth GO	4.000%	7/1/2037	1,823	1,829
	Puerto Rico Commonwealth GO	4.000%	7/1/2041	1,825	1,777
	Puerto Rico Commonwealth GO	0.000%	11/1/2043	4,674	3,359
[7]	Puerto Rico Commonwealth GO	0.000%	11/1/2051	7,861	5,759
	Puerto Rico GO	5.625%	7/1/2027	1,425	1,451
	Puerto Rico GO	5.625%	7/1/2029	6,627	7,014
	Puerto Rico GO	5.750%	7/1/2031	5,672	6,190
	Puerto Rico GO	0.000%	7/1/2033	4,096	3,001
	Puerto Rico GO	4.000%	7/1/2033	8,128	8,233
	Puerto Rico GO	4.000%	7/1/2035	4,164	4,200
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/2033	215	226
[3]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/2026	1,000	1,003
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2027	705	684
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2029	1,898	1,730
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2031	1,240	1,060
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2033	6,827	5,418
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/2040	10,934	10,936
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/2040	1,565	1,570
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	43	37
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	559	559
					79,597
Rhode Island (0.1%)
[3]	Providence RI Public Building Authority Revenue	5.000%	9/15/2033	1,000	1,105
[3]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/2036	1,365	1,423
[3]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/2037	2,590	2,695
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/2030	500	501
	Rhode Island Commerce Corp. Revenue	5.000%	5/15/2039	1,000	1,106
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/2031	325	351
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/2037	1,000	1,083
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/2049	345	346
[5,6]	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue TOB VRDO	2.950%	7/1/2026	1,000	1,000
					9,610
South Carolina (0.5%)
	Anderson County School District No. 1 GO	3.000%	3/1/2041	3,100	2,733
	Charleston County SC Airport District System Revenue	5.000%	7/1/2034	250	265
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/2030	400	437
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/2035	825	906
	Charleston SC Housing Authority Revenue (Ashley West)	5.000%	9/1/2035	330	349
	Charleston SC Housing Authority Revenue (Kiawah Homes)	5.000%	12/1/2041	1,000	1,052
	Florence County SC Public Facilities Corp. Installment Purchase Revenue	5.000%	6/1/2028	1,000	1,046
	Georgetown County SC School District GO	3.000%	3/1/2031	1,665	1,652
	Greenville SC Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.910%	7/1/2043	1,000	1,067
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/2034	1,500	1,502
[13]	Medical University SC Hospital Authority Mortgage Revenue (Indian Land Project)	5.000%	11/15/2038	1,000	1,080
[13]	Medical University SC Hospital Authority Mortgage Revenue (Nexton Project)	5.250%	11/15/2039	625	685
	Orangeburg County School District Revenue	5.000%	6/1/2041	1,810	1,907
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	3/1/2031	5,290	5,691
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/2031	2,325	2,495
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/2036	825	835
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/2033	4,000	4,069
	Scago Public Facilities Corp. for Georgetown County Revenue	5.000%	6/1/2035	1,000	1,100
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/2037	1,500	1,541
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/2031	1,700	1,867
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/2038	1,425	1,560
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/2040	1,250	1,387
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/2043	1,175	1,290

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.500%	11/1/2045	1,110	1,223
	South Carolina Jobs-Economic Development Authority Healthcare Revenue (Beaufort Memorial Hospital)	5.250%	11/15/2039	500	525
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/2035	1,000	1,098
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue (Bon Secours Mercy Health Inc.)	5.250%	11/1/2043	500	552
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue (Bon Secours Mercy Health Inc.) PUT	5.000%	11/1/2030	1,250	1,347
	South Carolina Jobs-Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/2035	2,000	2,059
	South Carolina Jobs-Economic Development Authority Residential Revenue	4.000%	12/1/2035	2,255	2,251
	South Carolina Jobs-Economic Development Authority Residential Revenue	5.000%	12/1/2035	2,300	2,428
	South Carolina Jobs-Economic Development Authority Residential Revenue	4.250%	12/1/2036	1,000	1,014
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	4/1/2036	150	164
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/2037	1,000	1,086
	South Carolina Jobs-Economic Development Authority Revenue (Charleston Southern University)	5.000%	9/1/2036	710	738
	South Carolina Jobs-Economic Development Authority Revenue (Charleston Southern University)	5.000%	9/1/2041	670	677
	South Carolina Public Service Authority Revenue	5.250%	12/1/2034	1,500	1,692
	South Carolina Public Service Authority Revenue	4.000%	12/1/2037	2,500	2,522
	South Carolina Public Service Authority Revenue	5.000%	12/1/2043	1,000	1,087
	South Carolina Public Service Authority Revenue	5.000%	12/1/2045	3,415	3,662
	South Carolina State GO	5.000%	4/1/2041	2,260	2,456
	South Carolina State GO	5.000%	4/1/2042	1,810	1,960
	South Carolina State Housing Finance & Development Authority Mortgage Revenue	6.000%	7/1/2056	525	583
					65,640
South Dakota (0.2%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/2041	2,660	2,428
	Sioux Falls SD Sales Tax Revenue	5.000%	11/15/2036	1,660	1,786
	South Dakota Health & Educational Facilities Authority Revenue	5.000%	11/1/2038	1,000	1,120
	South Dakota Health & Educational Facilities Authority Revenue PUT	5.000%	11/1/2029	1,000	1,056
	South Dakota Health & Educational Facilities Authority Revenue PUT	5.000%	11/1/2032	1,335	1,455
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/2032	2,915	2,970
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/2034	2,125	2,130
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health)	4.000%	9/1/2036	2,500	2,500
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/2051	480	476
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/2052	875	864
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/2054	140	148
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.250%	5/1/2056	6,985	7,886
	South Dakota State Building Authority Revenue	5.000%	6/1/2037	1,000	1,017
					25,836
Tennessee (0.9%)
[5]	Blount County TN Public Building Authority Revenue VRDO	3.250%	7/1/2026	1,710	1,710
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.000%	12/1/2035	1,500	1,680
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.250%	12/1/2044	1,000	1,095
	Cleveland TN Health & Educational Facilities Board Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	1,140	1,220
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/2027	1,590	1,624
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/2035	1,000	1,027
	Jackson TN Hospital Project Revenue	5.000%	4/1/2038	3,620	3,698
[5,6]	Knox County & Knoxville TN Sports Authority Public Facility Revenue (Multi-Use Stadium Project) TOB VRDO	3.050%	7/1/2026	3,250	3,250
	Knox County TN GO	3.000%	6/1/2037	3,580	3,369
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/2036	1,000	1,007
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/2027	925	927
[6]	Knoxville TN Industrial Development Board Revenue (Maplehurst Project)	4.250%	11/1/2030	1,000	996
	Memphis TN GO	4.000%	6/1/2031	1,000	1,001
	Memphis TN GO	5.000%	4/1/2041	1,120	1,218
	Memphis TN GO	5.000%	4/1/2041	1,185	1,288
	Metropolitan Government Nashville & Davidson County TN Industrial Development Board Multifamily Housing Revenue PUT	3.150%	7/1/2029	815	818
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/2037	840	854
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/2037	1,000	1,086
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2036	1,525	1,577

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/2036	1,000	1,161
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2042	1,450	1,463
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2042	2,100	2,131
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2043	1,500	1,522
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Multifamily Revenue (Eastpoint Flats)) PUT	3.050%	7/1/2030	100	100
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	7/1/2029	1,000	1,059
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/2031	215	212
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/2039	750	805
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue PUT	3.200%	12/1/2029	500	503
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	1,000	1,043
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2032	1,250	1,376
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2036	500	565
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2039	500	556
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2044	1,000	1,076
[3]	Metropolitan Government of Nashville & Davidson County TN Sports Authority Revenue	5.000%	7/1/2041	2,990	3,231
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/2039	3,500	3,202
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/2039	1,430	1,508
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/2040	860	927
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/2043	1,345	1,489
	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project)	4.000%	4/1/2031	300	315
	Rutherford County TN Health & Educational Facilities Board Revenue (Ascension Health Senior Credit Group) PUT	5.000%	11/15/2030	1,275	1,374
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care)	5.000%	9/1/2032	1,360	1,491
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care)	5.250%	9/1/2034	1,910	2,107
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care) PUT	5.000%	9/1/2029	1,000	1,048
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2032	1,000	1,092
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2033	1,265	1,390
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2034	1,305	1,439
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2035	1,525	1,687
	Tennergy Corp. TN Gas Revenue PUT	5.000%	12/1/2029	11,485	12,139
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/2030	3,135	3,341
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/2031	720	761
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/2026	570	572
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/2027	730	736
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	11/1/2034	5,285	5,647
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	12/1/2035	9,160	9,686
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/2028	5,540	5,703
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/2054	795	845
	Williamson County TN Industrial Development Board Multifamily housing Revenue PUT	5.000%	5/1/2027	510	513
					105,260
Texas (7.7%)
	Alamo TX Area Housing Finance Corp. Multifamily Revenue (Cedar Bluff Apartments) PUT	3.390%	7/1/2028	500	505
	Alamo TX Community College District GO	5.000%	8/15/2036	3,000	3,366
	Alamo TX Community College District GO	5.000%	8/15/2038	880	976
	Alamo TX Community College District GO	5.000%	8/15/2041	1,200	1,315
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/2028	1,000	1,038
[20]	Aldine TX Independent School District GO	5.000%	2/15/2038	1,225	1,362
[20]	Aldine TX Independent School District GO	5.000%	2/15/2045	1,155	1,271
	Allen TX GO	5.000%	8/15/2039	1,250	1,369
[20]	Andrews Independent School District GO	5.000%	2/15/2028	1,025	1,067
	Arlington TX Higher Education Finance Corp. Revenue (Great Hearts) PUT	4.750%	8/15/2034	145	145
[20]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/2033	600	612

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/2028	305	317
[8]	Arlington TX Special Tax Revenue	5.000%	2/15/2032	1,160	1,199
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/2037	1,435	1,513
[3]	Aubrey TX Combination Tax & Revenue	3.000%	2/15/2042	2,160	1,915
	Austin TX Affordable PFC Inc. Multifamily Housing Revenue (Eagle's Landing Family Apartments)	4.500%	3/1/2043	1,000	1,016
	Austin TX Airport System Revenue	5.000%	11/15/2026	1,120	1,129
	Austin TX Airport System Revenue	5.000%	11/15/2032	1,260	1,270
	Austin TX Community College District GO	4.000%	8/1/2030	1,845	1,846
	Austin TX Community College District Public Facility Corp. Lease Revenue	5.000%	8/1/2028	500	524
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/2044	1,000	1,037
[20]	Austin TX Independent School District GO	5.000%	8/1/2036	2,920	3,303
[20]	Austin TX Independent School District GO	5.000%	8/1/2040	1,040	1,128
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2030	4,995	5,036
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2036	1,000	1,110
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2037	1,000	1,006
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2038	1,675	1,841
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2042	2,500	2,750
[20]	Barbers Hill Independent School District GO	3.000%	2/15/2038	1,000	917
[20]	Barbers Hill Independent School District GO	4.000%	2/15/2041	1,690	1,694
[20]	Bastrop Independent School District GO	5.000%	2/15/2042	4,115	4,433
[20]	Birdville Independent School District GO	5.000%	2/15/2043	2,500	2,684
[20]	Boerne TX Independent School District GO PUT	4.000%	2/1/2028	1,170	1,192
[20]	Bonham Independent School District GO	5.000%	2/15/2042	1,325	1,432
[20]	Brock TX Independent School District GO	5.000%	8/15/2039	1,000	1,085
[20]	Burleson TX Independent School District GO	5.000%	8/1/2028	635	667
[20]	Canutillo TX Independent School District GO	5.000%	2/15/2041	650	708
[20]	Canutillo TX Independent School District GO	5.000%	2/15/2042	800	869
[20]	Canutillo TX Independent School District GO	5.000%	2/15/2043	835	903
[20]	Canutillo TX Independent School District GO	5.000%	2/15/2044	500	538
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/2029	1,285	1,362
[20]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/2039	1,000	903
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/2040	2,170	2,366
[10]	Cedar Hill TX Independent School District GO	0.000%	8/15/2026	1,000	996
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2035	1,000	1,026
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2036	1,115	1,129
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2038	1,250	1,263
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2039	3,000	3,020
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/2039	1,000	1,112
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/2041	445	393
[20]	Clear Creek TX Independent School District GO	5.000%	2/15/2033	525	590
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2032	1,020	1,088
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2032	600	664
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2036	1,500	1,483
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2036	700	714
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2037	1,190	1,316
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2040	1,665	1,814
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2044	1,705	1,660
	Collin County TX Community College District Revenue	4.000%	8/15/2042	3,000	3,020
	Collin County TX GO	5.000%	2/15/2027	3,900	3,961
	Collin County TX GO	5.000%	2/15/2028	1,450	1,509
	Collin County TX GO	5.000%	2/15/2040	1,000	1,117
[20]	Comal TX Independent School District GO	3.000%	2/15/2040	500	460
[20]	Comal TX Independent School District GO	3.000%	2/1/2041	1,000	885
[20]	Community TX Independent School District Bonds GO	5.000%	2/15/2038	1,370	1,471
	Conroe TX GO	5.000%	11/15/2041	410	442
[20]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/2038	3,000	2,599
[20]	Conroe TX Independent School District Unlimited Tax Refunding Bonds GO	5.000%	2/15/2027	560	569
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/2034	260	280
[20]	Coppell TX Independent School District GO	5.000%	8/15/2032	1,000	1,120
	Corpus Christi TX GO	5.000%	3/1/2040	1,270	1,382
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2031	300	326
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2034	725	788
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2039	1,000	1,078
[20]	Crowley TX Independent School District GO	5.000%	2/1/2039	1,565	1,715
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2028	1,000	1,041
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2029	2,000	2,123
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2034	1,240	1,411

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2038	1,240	1,448
	Dallas County TX Hospital District GO	4.000%	8/15/2033	2,000	2,028
	Dallas TX GO	4.000%	2/15/2039	6,250	6,324
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/2030	1,000	1,001
[13]	Dallas TX Housing Finance Corp. Multifamily Revenue (Mondello Apartments) PUT	5.000%	8/1/2026	120	120
[20]	Dallas TX Independent School District GO	5.000%	2/15/2028	1,985	2,065
[20]	Dallas TX Independent School District GO PUT	5.000%	2/15/2030	1,275	1,360
[20]	Dallas TX Independent School District GO PUT	5.000%	2/15/2031	4,000	4,345
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/2037	2,145	1,994
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2033	1,125	1,276
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/2034	1,000	1,028
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2038	1,000	1,104
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2042	1,360	1,486
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2043	1,395	1,519
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2044	1,160	1,254
[9]	Del Mar TX College District GO	5.000%	8/15/2036	2,000	2,293
[20]	Denison TX Independent School District GO	5.000%	8/1/2026	1,600	1,603
[6]	Denton County TX Special Assessment Revenue (Green Meadows Project)	4.500%	12/31/2035	135	139
[6]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.000%	12/31/2035	100	103
[6]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.875%	12/31/2045	100	105
	Denton TX GO	4.000%	2/15/2042	160	160
	Denton TX GO	4.000%	2/15/2044	3,000	2,956
[20]	Denton TX Independent School District GO	5.000%	8/15/2041	1,000	1,094
[20]	Denton TX Independent School District GO	5.000%	8/15/2041	1,000	1,109
	DeSoto TX Combination Tax Revenue	4.250%	2/15/2043	2,410	2,439
[20]	Eagle Mountain & Saginaw TX Independent School District GO	3.000%	8/15/2039	1,925	1,734
[20]	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/2040	1,125	1,235
[20]	Eagle Mountain & Saginaw TX Independent School District GO Prere.	4.000%	8/1/2027	5	5
[20]	Eagle Mountain & Saginaw TX Independent School District GO PUT	4.000%	8/1/2027	495	501
[20]	Eagle Pass TX Independent School District GO	4.000%	8/15/2033	1,185	1,186
	Ector County TX GO	5.000%	2/15/2034	1,000	1,130
	Ector County TX GO	5.000%	2/15/2044	1,500	1,621
[3]	El Paso County TX Hospital District GO	5.000%	2/15/2033	1,000	1,109
[3]	El Paso County TX Hospital District GO	5.000%	8/15/2033	700	774
[3]	El Paso County TX Hospital District GO	5.000%	2/15/2035	1,015	1,143
[3]	El Paso County TX Hospital District GO	5.000%	2/15/2036	1,000	1,119
[3]	El Paso County TX Hospital District GO	5.000%	8/15/2039	1,000	1,091
[3]	El Paso County TX Hospital District GO	5.250%	2/15/2042	2,350	2,593
	El Paso TX GO	3.000%	8/15/2037	765	719
	El Paso TX GO	3.000%	8/15/2041	1,000	888
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/2043	1,670	1,671
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/2036	7,000	7,402
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/2038	1,000	1,112
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/2039	1,000	1,105
	EP Cimarron Ventanas PFC Residential Development Revenue	4.125%	12/1/2039	375	374
	EP Essential TX Housing WF PFC Residential Development Revenue	4.250%	12/1/2034	3,795	3,761
[6]	Fate TX Special Assessment Bonds Improvement Revenue	4.500%	8/15/2031	400	402
[8]	Forney TX Independent School District GO	0.000%	8/15/2042	1,000	490
[8]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/2035	435	404
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/2033	1,000	1,005
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/2034	1,650	1,653
	Fort Bend TX Grand Parkway Toll Road Authority Revenue	3.000%	3/1/2036	840	794
[20]	Fort Bend TX Independent School District GO	5.000%	8/15/2038	1,980	2,184
	Fort Worth TX GO	4.000%	3/1/2041	2,445	2,465
	Fort Worth TX GO	4.000%	3/1/2043	2,445	2,447
	Fort Worth TX Water & Sewer System Revenue	5.000%	2/15/2037	2,300	2,560
[20]	Frisco TX Independent School District GO	0.000%	8/15/2026	3,620	3,607
[20]	Frisco TX Independent School District GO	3.000%	2/15/2037	2,500	2,351
	Frisco TX Refunding & Improvement GO	4.000%	2/15/2040	1,000	1,021
	FW Ramble Public Facility Corp. TX Residential Development Revenue (Ramble & Rose Project)	4.000%	10/1/2035	1,005	986
[20]	Galveston TX Independent School District GO	5.000%	2/1/2036	1,500	1,596
	Galveston TX Wharves & Term Revenue	5.000%	8/1/2039	600	646
	Garland TX Electric Utility System Revenue	4.000%	3/1/2046	1,105	1,052
	Garland TX GO	5.000%	2/15/2040	1,325	1,447
[20]	Garland TX Independent School District GO	5.000%	2/15/2041	1,500	1,627
	Garland TX Water & Sewer System Revenue	5.000%	3/1/2038	1,140	1,167
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/2033	1,000	1,128
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.500%	2/15/2038	1,000	1,165
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/2039	3,000	2,725

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/2042	1,610	1,759
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/2027	635	653
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/2039	1,655	1,813
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/2040	2,320	2,505
	Georgetown TX Utility System Revenue	5.000%	8/15/2040	1,000	1,099
[20]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/2039	1,000	1,084
[20]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/2026	400	399
	Granbury TX Combination Tax Revenue	5.000%	8/15/2041	1,980	2,113
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.050%	10/1/2030	1,550	1,630
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/2035	1,000	1,033
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/2043	2,580	2,644
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/2028	1,400	1,443
	Grand Prairie TX Combination Tax GO	4.000%	2/15/2035	1,245	1,261
	Grayson County TX Junior College District GO	5.000%	2/15/2046	1,350	1,452
[3]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/2037	1,000	1,076
[8]	Greenville TX Electric Utility System Revenue	5.000%	2/15/2032	2,880	3,170
[20]	Greenwood TX Independent School District GO	4.000%	2/15/2040	9,050	9,123
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/2038	200	200
[8]	Hale County TX GO	5.000%	3/15/2036	1,635	1,811
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/2031	1,000	1,095
[9]	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/2031	1,290	1,408
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	10/1/2031	1,445	1,588
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	12/1/2031	2,000	2,199
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	12/1/2033	1,340	1,505
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/2040	1,000	866
	Harris County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	5/15/2032	2,830	3,058
[5]	Harris County TX Cultural Education Facilities Finance Corp. Revenue VRDO	2.950%	7/1/2026	44,680	44,680
[5]	Harris County TX Cultural Education Facilities Finance Corp. Revenue VRDO	3.050%	7/1/2026	23,640	23,640
[5]	Harris County TX Cultural Education Facilities Finance Corp. Revenue VRDO	3.050%	7/1/2026	10,400	10,400
[5]	Harris County TX Cultural Education Facilities Finance Corp. Revenue VRDO	3.050%	7/1/2026	2,900	2,900
	Harris County TX Flood Control Improvement GO	3.000%	10/1/2039	1,500	1,367
	Harris County TX Flood Control Improvement GO	4.000%	9/15/2041	1,000	1,007
	Harris County TX Flood Control Improvement GO	4.000%	9/15/2042	3,500	3,510
	Harris County TX GO	5.000%	9/15/2029	2,000	2,150
	Harris County TX GO	4.000%	9/15/2041	1,740	1,760
	Harris County TX Hospital District GO	5.000%	2/15/2033	365	410
	Harris County TX Hospital District GO	5.000%	2/15/2037	1,715	1,932
	Harris County TX Hospital District GO	5.000%	2/15/2037	355	404
	Harris County TX Hospital District GO	5.000%	2/15/2042	1,810	1,979
	Harris County TX Hospital District GO	5.000%	2/15/2045	305	331
	Harris County TX Hospital District GO	5.000%	2/15/2046	315	340
	Harris County TX Hospital District GO	5.000%	2/15/2047	280	300
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	4,495	4,691
	Harris County TX Permanent Improvement GO	3.000%	10/1/2040	1,000	888
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/2040	1,500	1,656
	Harris County TX Toll Road First Lien Revenue	4.000%	8/15/2043	1,035	1,025
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/2044	1,275	1,384
	Harris County TX Toll Road Revenue	5.000%	8/15/2041	1,695	1,697
[10]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/2028	2,950	2,747
[10]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/2031	1,340	1,129
[10]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/2031	1,160	977
[20]	Hays TX Consolidated Independent School District GO	5.000%	2/15/2037	2,500	2,825
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/2039	500	508
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/2035	840	872
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/2039	850	823
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/2044	1,000	401
	Houston TX Airport System Revenue	5.000%	7/1/2037	1,720	1,781
	Houston TX GO	5.000%	3/1/2027	1,000	1,016
	Houston TX GO	5.000%	3/1/2031	930	1,019
	Houston TX GO	4.000%	3/1/2035	1,500	1,504
	Houston TX GO	5.000%	3/1/2037	1,000	1,124
	Houston TX GO	5.000%	3/1/2040	1,575	1,724
	Houston TX GO	5.250%	3/1/2041	1,000	1,097
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	5.000%	9/1/2042	1,085	1,186
	Houston TX Public Improvement Refunding GO	5.000%	3/1/2039	1,245	1,369
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/2036	1,010	954
	Houston TX Utility System Revenue	5.000%	11/15/2026	1,350	1,362
	Houston TX Utility System Revenue	5.000%	11/15/2034	1,000	1,002

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Utility System Revenue	3.000%	11/15/2040	1,150	1,011
	Houston TX Utility System Revenue	5.000%	11/15/2043	2,885	2,963
	Irving TX GO	5.000%	9/15/2027	1,425	1,468
[20]	Irving TX Independent School District GO	5.000%	2/15/2028	230	239
[20]	Jacksboro TX Independent School District GO	5.000%	2/15/2037	2,550	2,822
[20]	Katy TX Independent School District GO	5.000%	2/15/2028	2,355	2,450
[20]	Katy TX Independent School District GO	5.000%	2/15/2044	1,315	1,410
[20]	Klein TX Independent School District GO	5.000%	8/1/2036	1,720	1,969
[20]	Klein TX Independent School District GO	5.000%	8/1/2037	2,680	3,046
[20]	Klein TX Independent School District GO	5.000%	8/1/2038	1,500	1,696
	Laguna-Madre Water District GO	4.000%	3/1/2042	3,205	3,203
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/2037	825	713
	Lake Worth TX Combination TAX GO	4.000%	8/15/2043	1,775	1,781
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/2041	1,000	1,081
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/2043	1,000	1,073
	Laredo TX Combination Tax GO	5.000%	2/15/2036	1,000	1,104
	Laredo TX Combination Tax GO	4.125%	2/15/2041	1,000	1,020
[8]	Laredo TX Community College District Revenue	4.000%	8/1/2034	1,820	1,825
[20]	Leander TX Independent School District GO	5.000%	8/15/2037	1,095	1,246
[20]	Leander TX Independent School District GO	5.000%	8/15/2038	1,195	1,351
[20]	Leander TX Independent School District GO	5.000%	8/15/2039	1,145	1,286
	Lewisville TX GO	5.000%	2/15/2027	3,140	3,184
[20]	Lewisville TX Independent School District GO	5.000%	8/15/2037	1,000	1,123
[20]	Lewisville TX Independent School District GO	5.000%	8/15/2044	2,785	2,995
	Liberty County TX Combination Tax GO	2.000%	8/1/2033	1,070	955
	Liberty County TX GO	5.000%	8/1/2038	2,990	3,327
[20]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/2041	2,635	2,808
[20]	Llano TX Independent School District GO	5.000%	2/15/2029	1,500	1,591
[20]	Lovejoy TX Independent School District GO	5.000%	2/15/2036	1,000	1,149
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/2037	1,000	1,115
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/2042	1,000	1,076
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/2045	1,000	1,057
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/2028	2,000	2,066
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/2032	1,885	2,057
[3]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2039	1,250	1,356
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2041	3,095	3,281
[3]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/2043	1,600	1,603
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2044	1,000	1,009
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2045	1,605	1,707
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/2034	1,120	1,159
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/2036	1,085	1,153
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/2041	1,000	1,084
[3]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/2038	1,750	1,893
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/2040	2,170	2,216
	Lubbock TX GO	4.000%	2/15/2042	1,490	1,500
	Manor TX Combination Tax GO	5.000%	8/15/2041	1,280	1,383
	Manor TX Combination Tax GO	5.000%	8/15/2042	1,200	1,289
[20]	Marble Falls TX Independent School District GO	5.000%	2/15/2036	1,000	1,140
	Massachusetts Development Finance Agency Revenue (Merrimack College)	4.530%	2/1/2044	1,000	1,011
	McKinney TX GO	3.750%	8/15/2036	1,090	1,103
	McKinney TX GO	3.875%	8/15/2038	880	882
	McKinney TX GO	4.000%	8/15/2043	1,000	1,002
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/2031	400	438
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/2041	700	749
[7]	Mesquite TX Health Facilities Development Corp. Retirement Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/2024	74	1
	Midland County TX GO	4.000%	2/15/2041	3,010	3,053
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/2035	5,730	5,903
[20]	Navarro TX Independent School District GO	3.000%	2/15/2039	520	475
[20]	New Caney TX Independent School District GO	5.000%	2/15/2034	1,315	1,498
[20]	New Caney TX Independent School District GO PUT	4.000%	8/15/2027	500	507
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children's Health System)	5.250%	8/15/2044	1,395	1,535

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	60	60
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.625%	10/1/2030	65	64
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	6.250%	10/1/2045	755	803
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	1,950	2,086
	New Hope TX Cultural Education Facilities Finance Corp. Revenue (Sanctuary LTC Project)	5.250%	1/1/2042	1,000	1,006
[6]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	5.750%	7/1/2035	1,000	1,052
[6]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	6.250%	7/1/2045	1,000	1,063
	New Hope TX Higher Education Finance Corp. Revenue (Christian University Project)	5.000%	3/15/2045	500	538
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/2036	1,135	1,252
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/2040	1,100	1,182
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/2035	750	714
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/2036	585	547
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/2041	3,845	4,246
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2027	6,335	6,523
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2030	1,000	902
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2031	1,000	873
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2032	3,055	2,575
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2033	1,000	812
	North Texas Tollway Authority Revenue	5.000%	1/1/2033	1,290	1,442
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2034	2,500	1,955
	North Texas Tollway Authority Revenue	5.000%	1/1/2034	1,125	1,276
	North Texas Tollway Authority Revenue	5.000%	1/1/2034	1,290	1,454
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2035	1,500	1,125
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2036	1,000	718
	North Texas Tollway Authority Revenue	3.000%	1/1/2038	1,860	1,721
	North Texas Tollway Authority Revenue	5.250%	1/1/2042	1,110	1,234
	North Texas Tollway Authority System Revenue	5.000%	1/1/2027	1,075	1,088
	North Texas Tollway Authority System Revenue	5.000%	1/1/2032	1,200	1,332
	North Texas Tollway Authority System Revenue	4.000%	1/1/2036	1,015	1,017
[3]	North Texas Tollway Authority System Revenue	4.000%	1/1/2037	1,520	1,523
	North Texas Tollway Authority System Revenue	4.000%	1/1/2037	1,030	1,032
	North Texas Tollway Authority System Revenue	5.000%	1/1/2038	585	599
	North Texas Tollway Authority System Revenue	5.000%	1/1/2039	1,000	1,078
	North Texas Tollway Authority System Revenue	5.000%	1/1/2040	1,000	1,075
	North Texas Tollway Authority System Revenue	5.000%	1/1/2041	1,000	1,083
	North Texas Tollway Authority System Revenue	5.000%	1/1/2041	2,345	2,567
	North Texas Tollway Authority System Revenue Prere.	5.000%	1/1/2028	420	435
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/2031	1,250	665
[20]	Northside TX Independent School District GO	4.000%	8/15/2032	1,305	1,307
[20]	Northside TX Independent School District GO	5.000%	8/15/2041	1,575	1,708
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2037	910	1,029
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2038	2,450	2,759
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2041	1,200	1,288
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2043	650	714
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2044	2,465	2,688
[20]	Northwest Independent School District Texas GO	5.000%	2/15/2045	2,400	2,597
	Odessa TX Combination Tax GO	3.000%	3/1/2038	1,255	1,113
[20]	Palestine TX Independent School District GO	5.000%	2/15/2038	1,000	1,129
[20]	Pasadena Independent School District GO	5.000%	2/15/2042	1,000	1,064
	Pearland TX GO	4.000%	3/1/2032	1,095	1,101
	Pearland TX GO	4.000%	3/1/2033	910	915
[8]	Pearland TX GO	5.000%	9/1/2033	510	575
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/2032	240	242
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/2033	340	342
	Pflugerville TX Combination Tax GO	4.000%	8/1/2040	1,280	1,288
	Pflugerville TX GO	4.000%	8/1/2035	1,250	1,250
	Plano TX GO	5.000%	9/1/2026	1,185	1,189
	Plano TX GO	3.200%	9/1/2034	1,410	1,403
[20]	Plano TX Independent School District GO	5.000%	2/15/2031	4,495	4,935
[20]	Plano TX Independent School District GO	5.000%	2/15/2041	500	549
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/2028	1,350	1,421
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/2042	1,000	1,085
[20]	Prosper TX Independent School District GO	3.000%	2/15/2040	5,050	4,501

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Rankin TX Independent School District GO	5.000%	2/15/2033	865	876
[20]	Richardson Independent School District GO	5.000%	2/15/2036	1,590	1,747
[20]	Richardson Independent School District GO	5.000%	2/15/2037	1,850	2,023
[20]	Richardson Independent School District GO	5.000%	2/15/2039	4,500	4,882
	Richardson TX GO	4.000%	2/15/2042	1,860	1,859
[6]	Royse City TX Special Assessment Revenue (Zone A Remainder Area Project)	6.500%	9/15/2045	1,400	1,418
	San Angelo TX Combination Tax Ltd. Surplus GO	4.000%	2/15/2042	2,000	1,988
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2030	2,500	2,692
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2032	1,000	1,113
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/2034	1,255	1,255
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2035	1,125	1,195
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2036	1,000	1,011
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2039	1,000	1,114
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2041	1,000	1,096
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2042	1,250	1,370
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/2043	1,000	1,001
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2043	1,265	1,380
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2044	1,120	1,210
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2046	1,500	1,562
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/2026	150	148
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/2026	1,000	1,001
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/2027	1,000	981
	San Antonio TX Electric & Gas Systems Revenue PUT	2.900%	12/1/2027	715	711
	San Antonio TX Electric & Gas Systems Revenue PUT	3.080%	12/1/2028	1,985	1,986
	San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/2029	1,460	1,453
	San Antonio TX Electric & Gas Systems Revenue PUT	3.200%	12/1/2030	5,955	5,944
	San Antonio TX Electric & Gas Systems Revenue PUT	3.150%	12/1/2031	1,585	1,580
	San Antonio TX General Improvement & Refunding GO	5.000%	2/1/2038	3,915	4,407
	San Antonio TX Housing Trust Public Facility Corp. Revenue (Sageland Flats Apartments)	4.550%	3/1/2043	1,000	1,021
[20]	San Antonio TX Independent School District GO	5.000%	8/15/2033	840	951
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/2035	3,000	3,283
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/2037	3,000	3,257
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/2034	1,780	1,728
	San Antonio TX Water Revenue	5.000%	5/15/2034	1,000	1,007
	San Antonio TX Water Revenue	5.000%	5/15/2037	1,680	1,705
	San Antonio TX Water Revenue	5.000%	5/15/2038	1,440	1,483
	San Marcos TX Waterworks & Wastewater System Revenue	5.000%	8/15/2037	4,665	5,264
[20]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/2037	1,755	1,901
[20]	Sherman TX Independent School District GO	5.000%	2/15/2028	270	281
	Smith County TX GO	5.000%	8/15/2043	3,000	3,214
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/2034	1,350	1,355
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	5.000%	10/1/2036	1,250	1,394
[20]	Southwest TX Independent School District GO	3.000%	2/1/2036	1,250	1,186
[20]	Spring TX Independent School District GO	5.000%	2/1/2028	1,690	1,758
[20]	Spring TX Independent School District GO	5.000%	2/1/2037	1,400	1,589
[20]	Spring TX Independent School District GO	4.000%	2/1/2043	3,070	3,071
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2044	500	544
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/1/2030	525	562
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/1/2033	910	1,003
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/2042	1,000	1,091
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/2044	1,020	1,104
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas)	5.000%	10/1/2039	1,650	1,761
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	11/15/2029	1,615	1,721
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/2032	2,180	2,393
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	11/15/2032	1,610	1,781
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Ascension Senior Credit Group) PUT	5.000%	11/15/2032	3,165	3,483
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/2029	1,000	1,062
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/2032	3,000	3,259
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/2043	1,500	1,544
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments)	4.600%	3/1/2043	1,000	1,029
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments) PUT	5.000%	9/1/2027	110	113
[20]	Terrell TX Independent School District GO	5.000%	8/1/2037	2,500	2,844

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/2026	2,680	2,680
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/2053	800	861
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/2026	30	30
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2028	2,475	2,573
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2029	4,235	4,430
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2030	960	1,011
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2031	1,390	1,470
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue	5.500%	1/1/2034	1,895	2,067
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/2030	10,445	11,065
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/2034	4,390	4,799
	Texas Municipal Gas Acquisition & Supply Corp. V Revenue PUT	5.000%	1/1/2034	5,980	6,378
	Texas Municipal Gas Acquisition & Supply Corp. VI Revenue	5.000%	1/1/2036	6,985	7,397
[3]	Texas Municipal Power Agency Revenue	3.000%	9/1/2031	850	833
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/2031	3,185	3,251
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/2032	2,160	2,202
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/2035	1,045	1,049
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/2038	1,200	1,186
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/2038	1,000	985
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/2031	1,000	1,059
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	2,000	2,101
[8]	Texas Public Finance Authority Revenue	5.250%	5/1/2037	500	549
[11]	Texas State Turnpike Authority Central System Revenue	0.000%	8/15/2028	1,800	1,686
[9]	Texas State University System Financing Revenue	5.000%	3/15/2028	240	246
[9]	Texas State University System Financing Revenue	5.000%	3/15/2029	110	115
[9]	Texas State University System Financing Revenue	5.000%	3/15/2030	100	106
[9]	Texas State University System Financing Revenue	5.000%	3/15/2031	100	108
	Texas State University System Financing Revenue	5.000%	3/15/2032	1,625	1,650
[9]	Texas State University System Financing Revenue	5.000%	3/15/2032	100	109
	Texas State University System Financing Revenue	5.000%	3/15/2045	350	380
	Texas State University System Financing Revenue	5.000%	3/15/2046	235	253
	Texas Transportation Commission GO	5.000%	10/1/2031	675	748
	Texas Transportation Commission GO	5.000%	10/1/2032	1,110	1,244
	Texas Transportation Commission GO	5.000%	10/1/2036	4,900	5,010
	Texas Transportation Commission GO	5.000%	4/1/2040	1,000	1,100
	Texas Transportation Commission GO	5.000%	10/1/2042	1,290	1,420
	Texas Transportation Commission GO	5.000%	4/1/2044	740	819
	Texas Transportation Commission GO	5.000%	4/1/2045	845	930
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/2034	1,705	1,747
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2033	1,490	1,672
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2034	2,165	2,445
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2035	2,000	2,247
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2035	3,470	3,891
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2036	2,000	2,229
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2039	1,400	1,473
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2039	1,000	1,093
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2040	1,000	1,088
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	8/15/2030	1,095	1,169
	Texas Water Development Board Revenue	5.000%	10/15/2028	1,500	1,584
	Texas Water Development Board Revenue	5.000%	10/15/2031	5,795	5,805
	Texas Water Development Board Revenue	4.000%	10/15/2032	1,125	1,143
	Texas Water Development Board Revenue	5.000%	8/1/2034	3,000	3,181
	Texas Water Development Board Revenue	4.000%	10/15/2034	1,305	1,325
	Texas Water Development Board Revenue	4.000%	10/15/2035	2,895	2,917
	Texas Water Development Board Revenue	4.700%	10/15/2041	1,500	1,598
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2032	3,760	4,198
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2032	2,070	2,167
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/2033	2,000	2,003
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2034	2,500	2,513
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2035	1,665	1,919
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2036	1,950	2,245
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/2036	2,250	2,405
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/2039	3,045	2,765
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2042	1,410	1,567

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.500%	10/15/2043	610	639
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2043	3,535	3,629
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2044	1,250	1,372
	Tomball TX Combination Tax GO	4.500%	2/15/2042	1,290	1,324
	Travis County TX Housing Finance Corp. Multifamily Housing Revenue (Bluestein Boulevard Apartments) PUT	3.400%	7/1/2028	1,000	1,007
	Trinity River Authority of Texas Denton Creek Regional Wastewater Treatment System Revenue	5.000%	2/1/2027	2,645	2,682
	Trinity River Authority of Texas Denton Creek Regional Wastewater Treatment System Revenue	5.000%	2/1/2046	1,000	1,081
	Trinity River Authority of Texas Red Oak Creek System Revenue	4.000%	2/1/2030	1,635	1,697
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/2037	1,235	1,276
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/2037	625	685
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/2029	1,190	1,275
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/2044	2,470	2,619
	University of Houston Texas Revenue	3.000%	2/15/2031	1,800	1,806
	University of Houston Texas Revenue	4.000%	2/15/2033	55	55
	University of Houston Texas Revenue	5.000%	2/15/2034	2,000	2,277
	University of Houston Texas Revenue	5.000%	2/15/2035	755	756
	University of North Texas Revenue	5.000%	4/15/2033	1,000	1,127
	University of North Texas Revenue	4.000%	4/15/2034	1,110	1,123
	University of North Texas Revenue	5.000%	4/15/2036	1,275	1,292
	University of Texas Financing System Bonds Revenue	5.000%	8/15/2040	2,625	3,091
	University of Texas Financing System Revenue	5.000%	8/15/2032	770	864
	University of Texas Financing System Revenue	5.000%	8/15/2034	1,000	1,060
	University of Texas Financing System Revenue	5.000%	8/15/2036	1,000	1,148
	University of Texas Financing System Revenue	5.000%	8/15/2037	755	872
	University of Texas Financing System Revenue	5.000%	8/15/2038	895	1,049
	University of Texas Financing System Revenue	5.000%	3/15/2039	1,205	1,335
	University of Texas Financing System Revenue	5.000%	8/15/2039	1,625	1,855
	University of Texas Financing System Revenue	5.000%	8/15/2040	1,070	1,212
	University of Texas Financing System Revenue	5.000%	3/15/2042	1,500	1,641
	University of Texas Financing System Revenue	5.000%	8/15/2042	1,000	1,112
	University of Texas Financing System Revenue	5.000%	8/15/2042	920	1,032
	University of Texas Financing System Revenue	5.000%	3/15/2044	1,000	1,082
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2034	1,295	1,483
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2037	1,260	1,471
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2038	1,315	1,541
	University of Texas Permanent University Fund Revenue	5.250%	7/1/2038	3,500	4,188
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2039	1,125	1,322
	University of Texas Permanent University Fund Revenue	5.250%	7/1/2039	1,000	1,201
	Waco TX Combination Tax GO	5.000%	2/1/2032	825	915
	Waco TX Combination Tax GO	5.000%	2/1/2033	1,000	1,122
	Waco TX Combination Tax GO	5.000%	2/1/2043	2,000	2,167
[8]	Waller County TX Road Improvement District GO	3.000%	3/1/2041	1,550	1,285
[20]	Waxahachie TX Independent School District GO	5.000%	2/15/2033	1,000	1,127
[20]	Weslaco TX Independent School District GO	5.000%	2/15/2041	1,000	1,093
[8]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/2027	1,235	1,267
[8]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/2032	270	272
	Wharton County TX GO	5.000%	2/15/2043	1,000	1,085
[20]	Whitehouse TX Independent School District GO	5.000%	2/15/2042	1,250	1,261
	Williamson County TX GO	5.000%	2/15/2028	2,000	2,080
	Williamson County TX GO	5.000%	2/15/2032	6,460	7,199
	Williamson County TX GO	5.000%	2/15/2039	5,795	6,417
	Williamson County TX GO	4.000%	2/15/2043	2,820	2,799
[20]	Willis TX Independent School District GO	5.000%	2/15/2040	1,015	1,121
[20]	Willis TX Independent School District GO	5.000%	2/15/2041	1,595	1,754
[20]	Willis TX Independent School District GO	5.000%	2/15/2042	1,670	1,826
[20]	Willis TX Independent School District GO	5.000%	2/15/2043	1,730	1,885
[20]	Willis TX Independent School District GO	5.000%	2/15/2045	2,705	2,916
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2037	2,000	2,282
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2038	720	820
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2039	1,125	1,278
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2040	1,170	1,319
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2041	1,520	1,707
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2042	1,500	1,678
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2043	2,340	2,600
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2044	6,830	7,526
[20]	Wimberley TX Independent School District GO	5.000%	8/15/2045	5,070	5,539
					948,444

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utah (0.3%)
	Central Utah Water Conservancy District Revenue	4.000%	10/1/2032	1,000	1,009
[3]	Downtown Revitalization Public Infrastructure District UT Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2036	1,160	1,312
[3]	Downtown Revitalization Public Infrastructure District UT Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2042	1,490	1,672
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/2037	1,400	1,456
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/2036	2,310	2,369
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2038	2,000	2,156
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2040	2,000	2,160
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2041	1,105	1,180
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2042	2,500	2,662
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/2032	750	758
[6]	Mida Mountain Village Public Infrastructure District UT Tax Allocation Revenue	5.500%	6/15/2039	500	518
[6,21]	Mida Mountain Village Public Infrastructure District UT Tax Allocation Revenue, 5.750% coupon rate effective 6/1/2031	0.000%	6/1/2043	185	146
	Nebo UT School District GO	5.000%	7/1/2028	5,000	5,248
	University of Utah Revenue	5.000%	8/1/2041	1,250	1,370
[6]	Utah City West Public Infrastructure District No. 1 Special Assessment	5.000%	12/1/2041	190	194
[6]	Utah City West Public Infrastructure District No. 1 Special Assessment	5.500%	12/1/2046	230	236
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/2034	750	779
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/2035	850	881
	Utah Housing Corp. Multifamily Housing Revenue PUT	3.180%	2/1/2029	960	963
	Utah Housing Corp. Multifamily Housing Revenue PUT	2.650%	3/1/2029	140	139
	Utah Housing Corp. Multifamily Housing Revenue PUT	3.240%	12/1/2029	500	503
	Utah Housing Corp. Single Family Mortgage Revenue	6.000%	7/1/2054	955	1,047
	Utah Housing Corp. Single Family Mortgage Revenue	6.250%	7/1/2055	965	1,074
	Utah Housing Corp. Single Family Mortgage Revenue	6.500%	7/1/2055	935	1,033
	Utah Housing Corp. Single Family Mortgage Revenue	6.750%	7/1/2055	1,720	1,961
	Utah Housing Corp. Single Family Mortgage Revenue	6.500%	7/1/2056	695	787
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2036	1,000	1,038
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	1,000	1,145
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	2,190	2,451
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	1,000	1,103
[6]	Wakara Ridge Public Infrastructure District UT Special Assessment Bonds	5.625%	12/1/2054	255	263
					39,613
Vermont (0.0%)
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/2028	1,010	1,012
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/2033	985	988
	Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	11/1/2038	1,260	1,382
	Vermont GO	4.000%	8/15/2042	1,000	1,008
					4,390
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/2026	115	115
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/2027	385	393
	Virgin Islands Transportation & Infrastructure Corp. Revenue	5.000%	9/1/2038	1,160	1,288
					1,796
Virginia (0.4%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/2031	1,000	1,066
	Arlington County Industrial Development Authority Multifamily Housing Revenue PUT	3.100%	2/1/2027	310	310
	Chesapeake VA Redevelopment & Housing Authority Multifamily Revenue (Forest Cove I Project) PUT	4.500%	7/1/2040	995	1,036
[6]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/2032	705	698
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/2032	1,500	1,674
	Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,000	1,009
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/2044	1,070	1,169
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/2027	2,000	2,049
[6]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/2030	260	264
[3]	Isle of Wight County VA Economic Development Authority Health System Revenue	5.000%	7/1/2037	500	548
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/2035	225	223
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.000%	1/1/2035	1,180	1,325
	Lynchburg VA Economic Development Authority Hospital Revenue (Centra Health Obligated Group)	5.250%	1/1/2045	1,500	1,635
	Norfolk City VA GO	5.000%	9/1/2036	1,375	1,480
	Norfolk City VA GO	5.000%	9/1/2038	1,000	1,070
	Norfolk City VA GO	5.000%	9/1/2040	1,000	1,079

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/2028	2,425	2,547
	Prince William County VA Service Authority Water & Sewer System Revenue	5.000%	7/15/2033	500	571
	Richmond VA Redevelopment & Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.500%	5/1/2040	986	1,022
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/2030	600	613
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.750%	9/1/2030	1,000	1,003
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/2033	425	433
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	1,450	1,395
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2036	1,000	952
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	1,000	1,072
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/2031	4,710	4,716
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2033	5,000	5,039
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2035	1,280	1,288
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2035	1,750	1,767
	Virginia Housing Development Authority Commonwealth Mortgage Revenue	4.200%	7/1/2041	850	852
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/2043	1,000	1,088
	Virginia Public Building Authority Revenue	5.000%	11/1/2031	95	95
	Virginia Small Business Financing Authority Healthcare Facilities Revenue	5.000%	6/15/2040	1,000	1,092
	Virginia Small Business Financing Authority Healthcare Facilities Revenue	5.000%	6/15/2042	1,000	1,081
	Virginia Small Business Financing Authority Healthcare Facilities Revenue PUT	5.000%	6/15/2035	500	553
	York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/2027	385	389
					44,203
Washington (1.9%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/2026	795	802
	Energy Northwest Washington Electric Revenue	5.000%	7/1/2027	2,000	2,051
	Energy Northwest Washington Electric Revenue	5.000%	7/1/2036	1,000	1,164
	Energy Northwest Washington Electric Revenue	5.000%	7/1/2043	2,835	3,157
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/2038	5,895	6,293
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/2040	1,000	1,073
	Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/2027	1,000	1,022
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2041	2,605	2,759
	Highline WA King County School District No. 401 GO	5.000%	12/1/2037	1,250	1,377
[9]	Jefferson County WA School District No. 50 Port Townsend GO	5.000%	12/1/2044	2,695	2,948
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/2038	1,230	1,121
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/2026	1,815	1,832
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/2041	1,250	1,391
	King County WA GO	4.000%	12/1/2032	1,500	1,504
	King County WA Housing Authority Revenue	3.000%	11/1/2039	3,875	3,436
	King County WA Housing Authority Revenue	4.500%	1/1/2040	1,000	1,030
	King County WA Housing Authority Revenue	3.000%	6/1/2040	1,500	1,301
	King County WA Housing Authority Revenue	5.375%	7/1/2045	1,000	1,067
	King County WA School District No. 401 Highline Unlimited Tax GO	5.000%	12/1/2042	1,000	1,109
	King County WA School District No. 403 Renton GO	4.000%	12/1/2040	1,000	1,013
	King County WA School District No. 412 Shoreline Unlimited Tax GO	4.000%	12/1/2039	1,000	1,007
	King County WA Sewer Revenue	5.000%	1/1/2043	1,000	1,099
	King County WA Sewer Revenue	4.000%	1/1/2045	1,000	1,001
[5]	King County WA Sewer Revenue VRDO	3.000%	7/1/2026	8,200	8,200
[3]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/2026	500	504
[3]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/2034	1,195	1,346
	Pierce County WA Fire Protection District No. 5 GO	4.000%	12/1/2041	3,275	3,315
	Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/2033	2,600	2,653
	Pierce County WA School District No. 3 Puyallup Unlimited Tax GO	5.000%	12/1/2036	1,325	1,348
	Pierce County WA School District No. 403 Bethel Unlimited Tax GO	5.000%	12/1/2043	1,650	1,806
	Port Seattle WA Intermediate Lien Revenue	5.000%	3/1/2032	1,125	1,253
	Seattle WA Drain & Wastewater System Revenue	5.000%	5/1/2037	1,500	1,720
	Seattle WA Housing Authority Multifamily Revenue (Jackson Park Village Project)	5.000%	12/1/2029	185	193
	Seattle WA Housing Authority Multifamily Revenue (Jackson Park Village Project)	4.000%	12/1/2032	595	598
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2037	2,485	2,847
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2038	2,310	2,630
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2041	1,550	1,732
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2042	2,200	2,448
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2045	1,000	1,089

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seattle WA Water System Improvement Revenue	4.000%	8/1/2032	3,020	3,040
	Snohomish County WA Housing Authority Revenue (Allegro Apartments Project)	3.750%	4/1/2036	1,595	1,548
	Vancouver WA Housing Authority Revenue (Jens Pointe Project)	4.250%	2/1/2038	1,000	1,016
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/2027	1,000	1,023
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/2037	4,045	4,550
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/2039	2,400	2,670
	Washington GO	4.000%	7/1/2028	5,000	5,153
	Washington GO	5.000%	2/1/2035	5,000	5,061
	Washington GO	5.000%	8/1/2035	1,000	1,022
	Washington GO	5.000%	2/1/2036	5,000	5,059
	Washington GO	5.000%	8/1/2036	2,150	2,240
	Washington GO	5.000%	2/1/2038	3,015	3,404
	Washington GO	5.000%	8/1/2038	960	996
	Washington GO	5.000%	2/1/2039	2,000	2,087
	Washington GO	5.000%	8/1/2039	2,000	2,184
	Washington GO	5.000%	8/1/2040	5,000	5,595
	Washington GO	5.000%	8/1/2041	1,110	1,239
	Washington GO	5.000%	8/1/2042	5,015	5,420
	Washington GO	5.000%	2/1/2043	2,955	3,255
	Washington GO	5.000%	8/1/2043	2,000	2,060
	Washington GO	5.000%	8/1/2043	1,460	1,541
	Washington GO	5.000%	2/1/2044	2,310	2,535
	Washington GO	5.000%	6/1/2044	1,000	1,059
	Washington GO	5.000%	8/1/2044	2,730	2,970
	Washington GO	5.000%	8/1/2044	5,000	5,510
	Washington GO	5.000%	2/1/2046	5,000	5,435
	Washington GO	5.000%	8/1/2046	5,000	5,453
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/2030	1,760	1,761
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/2032	1,750	1,838
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/2032	1,000	1,024
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/2041	1,000	962
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/2033	880	880
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/2030	1,000	1,077
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/2033	6,985	7,240
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/2035	4,065	4,558
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/2035	1,565	1,758
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	9/1/2045	1,935	1,830
	Washington Health Care Facilities Authority Revenue (Seattle Children's Hospital)	5.000%	10/1/2036	5,565	6,185
	Washington Higher Education Facilities Authority Revenue (Gonzaga University)	4.000%	4/1/2047	1,475	1,356
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/2035	1,000	987
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/2034	725	700
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/2030	925	942
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/2031	5,025	5,141
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/2034	290	277
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/2037	855	899
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/2030	5,000	5,110
	Washington State Housing Finance Commission Multifamily Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	500	506
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/2035	6,538	6,308
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/2037	1,944	1,824
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.949%	11/20/2041	2,851	2,774
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.949%	11/20/2041	992	940
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.085%	3/1/2050	2,098	2,063
[6]	Washington State Housing Finance Commission Nonprofit Revenue	5.125%	7/1/2033	740	788
[6,8]	Washington State Housing Finance Commission Nonprofit Revenue (Blakeley & Laurel Villages Portfolio)	5.000%	7/1/2038	1,500	1,620
	Washington State Housing Finance Commission Nonprofit Revenue (Horizon House Project)	4.375%	1/1/2033	500	502
	Washington State Housing Finance Commission Nonprofit Revenue (Horizon House Project)	4.500%	1/1/2034	1,195	1,202
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/2033	2,545	2,669
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/2038	2,015	2,085
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.500%	7/1/2044	2,000	2,078

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/2028	1,580	1,658
	Washington State University Revenue	5.000%	4/1/2033	1,110	1,248
					230,154
West Virginia (0.2%)
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2037	1,355	1,355
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.700%	6/1/2028	1,000	1,015
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.375%	6/15/2028	500	504
	West Virginia GO	5.000%	12/1/2035	1,000	1,038
	West Virginia GO	5.000%	6/1/2036	1,000	1,037
	West Virginia GO	5.000%	6/1/2038	2,500	2,630
	West Virginia GO	5.000%	12/1/2042	5,520	5,762
	West Virginia GO	5.000%	12/1/2043	3,920	4,086
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/2037	1,315	1,334
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/2039	1,300	1,409
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/2029	865	879
	West Virginia Hospital Finance Authority Revenue	5.000%	6/1/2037	575	637
	West Virginia Hospital Finance Authority Revenue	5.750%	9/1/2043	1,000	1,088
	West Virginia Hospital Finance Authority Revenue	5.250%	6/1/2044	1,385	1,505
	West Virginia Hospital Finance Authority Revenue PUT	5.000%	6/1/2033	1,000	1,087
					25,366
Wisconsin (1.0%)
	Central Brown County Water Authority System Revenue	5.000%	11/1/2027	2,000	2,062
	Madison WI Metropolitan School District GO	5.000%	3/1/2036	1,200	1,356
[8]	Milwaukee WI GO	5.000%	4/1/2027	1,000	1,017
[3]	Milwaukee WI GO	5.000%	12/1/2037	3,695	4,088
	New Richmond WI School District GO	5.000%	4/1/2032	325	361
	Oshkosh WI GO	4.250%	6/1/2041	1,000	1,020
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/2035	300	308
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/2028	1,000	1,050
	Public Finance Authority Housing Certificates Revenue	4.477%	12/5/2040	720	724
	Public Finance Authority Revenue (Aggie Apartment)	5.000%	6/1/2039	200	210
[6]	Public Finance Authority Revenue (Anticipation Improvement & Refunding Bonds)	5.000%	12/15/2036	589	589
[6]	Public Finance Authority Revenue (Canyon Campus Project)	4.000%	7/15/2039	155	148
[6]	Public Finance Authority Revenue (Charter School Project)	4.750%	7/1/2045	250	238
[6]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/2032	315	319
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	1,000	999
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	1,160	1,194
[8]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/2034	1,000	1,112
	Public Finance Authority Revenue (Elme Germantown Apartments)	4.000%	5/1/2036	580	567
[6]	Public Finance Authority Revenue (Furst Ranch Projects)	0.000%	12/15/2036	1,700	881
[6]	Public Finance Authority Revenue (Inperium Project)	5.500%	12/1/2044	500	514
[6,9]	Public Finance Authority Revenue (Inperium Project)	6.000%	12/1/2045	185	197
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/2035	325	354
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/2042	750	793
	Public Finance Authority Revenue (St. Joseph Health) Prere.	4.000%	10/1/2030	670	702
	Public Finance Authority Revenue (St. Joseph Health) PUT	4.000%	10/1/2030	1,415	1,446
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/2034	650	682
	Public Finance Authority Student Housing Facilities Revenue (Campus Real Estate Holding Corp. LLC Project)	5.000%	6/1/2030	55	57
	Public Finance Authority Student Housing Facilities Revenue (Campus Real Estate Holding Corp. LLC Project)	5.000%	6/1/2035	90	96
	Public Finance Authority Student Housing Revenue (KSU Bixby Real Estate Foundation LLC Project)	5.000%	6/15/2036	425	476
	Public Finance Authority WI Affordable Housing Certificates Revenue	4.147%	1/20/2041	5,329	5,169
	Public Finance Authority WI Affordable Housing Certificates Revenue	4.147%	1/20/2041	551	515
[6]	Public Finance Authority WI Education Revenue (Springs Campus Project)	4.000%	7/15/2033	110	110
	Public Finance Authority WI Educational Facilities Revenue (Lenoir-Rhyne University)	5.000%	4/1/2033	1,405	1,464
	Public Finance Authority WI Educational Facilities Revenue (Lindenwood Education System)	5.000%	6/1/2028	160	164
[5,6]	Public Finance Authority WI Multifamily Housing Revenue (Covington Creek LLC) TOB VRDO	3.150%	7/1/2026	1,100	1,100
	Public Finance Authority WI Municipal Certificates Revenue	5.400%	6/20/2044	658	706
	Public Finance Authority WI Municipal Certificates Revenue	5.750%	6/20/2044	140	148
	Public Finance Authority WI Municipal Certificates Revenue PUT	3.625%	6/15/2031	1,190	1,193
[6]	Public Finance Authority WI Tax Increment Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	1,200	1,231
[8]	Racine WI Unified School District GO	5.000%	4/1/2039	1,600	1,723

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Racine WI Unified School District Revenue	4.000%	4/1/2030	2,510	2,562
	Sheboygan WI Area School District GO	3.000%	3/1/2041	1,000	899
[3]	Sparta WI Area School District GO	3.000%	3/1/2041	800	706
	University of Wisconsin Hospitals & Clinics Authority Revenue PUT	5.000%	10/1/2031	500	542
[5]	University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	2.900%	7/1/2026	3,000	3,000
	Waunakee WI Community School District GO	3.250%	4/1/2028	4,000	4,001
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/2034	1,250	915
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/2039	1,250	713
	Wisconsin GO	5.000%	5/1/2027	1,205	1,231
[9]	Wisconsin GO	5.000%	5/1/2032	385	424
	Wisconsin GO	5.000%	5/1/2036	1,985	2,227
	Wisconsin GO	5.000%	5/1/2036	1,300	1,493
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	11/15/2035	5,000	5,020
	Wisconsin Health & Educational Facilities Authority Revenue	4.000%	4/1/2038	2,245	2,247
	Wisconsin Health & Educational Facilities Authority Revenue	5.250%	8/15/2039	1,415	1,506
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	6/22/2029	1,000	1,057
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	10/3/2034	1,250	1,355
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/2026	1,005	1,007
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/2031	1,065	1,083
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/2034	1,540	1,543
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/2036	2,265	2,270
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/2038	1,410	1,519
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/2037	600	659
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/2041	1,875	2,022
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/2031	1,010	1,016
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Thedacare Health Inc.)	5.000%	4/1/2042	1,000	1,066
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2030	500	539
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2034	1,000	1,117
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2037	1,000	1,105
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.250%	8/15/2044	1,620	1,764
	Wisconsin Health & Educational Facilities Authority Revenue (MarshField Clinic Health System)	5.000%	2/15/2032	1,000	1,087
	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.)	5.000%	12/1/2027	1,055	1,086
	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.)	5.000%	12/1/2033	4,985	5,512
	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.)	5.000%	12/1/2039	4,730	5,239
	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.) PUT	5.000%	12/1/2031	5,280	5,662
	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.) PUT	5.000%	12/1/2033	5,335	5,840
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/2029	775	781
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/2039	1,595	1,586
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	4.050%	9/1/2039	1,450	1,452
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/2055	935	1,007
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/2055	480	521
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	5.750%	9/1/2056	185	202
	Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/2026	130	130
	Wisconsin Housing & Economic Development Authority Multifamily Revenue PUT	5.000%	8/1/2026	1,000	1,001
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/2032	740	747
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/2030	1,085	1,088
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/2039	1,000	984
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2034	390	400
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2035	285	291
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2036	435	443
					118,750
Wyoming (0.0%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/2029	130	133

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/2053	140	148
[8]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/2027	1,000	1,011
					1,292
Total Tax-Exempt Municipal Bonds (Cost $6,412,024)					6,471,677
Total Investments (100.0%) (Cost $8,124,657)					12,251,675
Other Assets and Liabilities—Net (0.0%)					(1,037)
Net Assets (100%)					12,250,638

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Security value determined using significant unobservable inputs.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $142,849, representing 1.2% of net assets.

7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Securities with a value of $527 have been segregated as initial margin for open futures contracts.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

17	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
18	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
19	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
21	Step bond.

ADR—American Depositary Receipt.
COP—Certificate of Participation.
CVR—Contingent Value Rights.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	183	37,722	(1)
5-Year U.S. Treasury Note	September 2026	134	14,344	49
E-mini S&P 500 Index	September 2026	746	281,550	1,818
				1,866

Tax-Managed Balanced Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/2027	BANA	837	(4.441)	—	(29)
Elevance Health Inc.	1/29/2027	JPMC	68	(4.320)	—	(3)
Global Payments Inc.	8/31/2026	BANA	189	(4.398)	13	—
Goldman Sachs Group Inc.	8/31/2027	BANA	1,286	(4.431)	—	(66)
JPMorgan Chase & Co.	8/31/2027	BANA	6,045	(4.438)	—	(144)
PayPal Holdings Inc.	8/31/2026	BANA	242	(4.347)	5	—
Raymond James Financial Inc.	2/1/2027	CITNA	42	(4.120)	—	(1)
VICI Properties Inc. Class A	8/31/2026	BANA	8	(4.299)	—	—
					18	(243)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,099,164)	12,225,703
Affiliated Issuers (Cost $25,493)	25,972
Total Investments in Securities	12,251,675
Investment in Vanguard	262
Cash	166
Cash Collateral Pledged—Futures Contracts	18,705
Receivables for Investment Securities Sold	397
Receivables for Accrued Income	74,179
Receivables for Capital Shares Issued	4,355
Variation Margin Receivable—Futures Contracts	1,790
Unrealized Appreciation—Over-the-Counter Swap Contracts	18
Total Assets	12,351,547
Liabilities
Payables for Investment Securities Purchased	97,335
Payables for Capital Shares Redeemed	3,034
Payables to Vanguard	250
Variation Margin Payable—Futures Contracts	47
Unrealized Depreciation—Over-the-Counter Swap Contracts	243
Total Liabilities	100,909
Net Assets	12,250,638
At June 30, 2026, net assets consisted of:

Paid-in Capital	7,792,829
Total Distributable Earnings (Loss)	4,457,809
Net Assets	12,250,638

Net Assets
Applicable to 238,348,876 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,250,638
Net Asset Value Per Share	$51.40
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	28,335
Interest	113,361
Total Income	141,696
Expenses
The Vanguard Group—Note C
Investment Advisory Services	81
Management and Administrative	2,928
Marketing and Distribution	259
Custodian Fees	13
Shareholders’ Reports	35
Trustees’ Fees and Expenses	3
Other Expenses	5
Total Expenses	3,324
Net Investment Income	138,372
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	381,617
Futures Contracts	(2,393)
Swap Contracts	239
Foreign Currencies	—
Realized Net Gain (Loss)	379,463
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	133,749
Futures Contracts	1,684
Swap Contracts	(224)
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	135,209
Net Increase (Decrease) in Net Assets Resulting from Operations	653,044

1
Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $249, $0, and $120, respectively.
Purchases and sales were $8,200 and $0, respectively.

2	Includes $369,547 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	138,372	244,835
Realized Net Gain (Loss)	379,463	548,888
Change in Unrealized Appreciation (Depreciation)	135,209	371,739
Net Increase (Decrease) in Net Assets Resulting from Operations	653,044	1,165,462
Distributions
Total Distributions	(140,777)	(243,110)
Capital Share Transactions
Issued	985,388	1,464,881
Issued in Lieu of Cash Distributions	112,625	196,429
Redeemed	(883,215)	(1,415,761)
Net Increase (Decrease) from Capital Share Transactions	214,798	245,549
Total Increase (Decrease)	727,065	1,167,901
Net Assets
Beginning of Period	11,523,573	10,355,672
End of Period	12,250,638	11,523,573
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.22	$45.23	$41.19	$36.39	$42.43	$38.06
Investment Operations
Net Investment Income[1]	.586	1.060	.951	.808	.673	.620
Net Realized and Unrealized Gain (Loss) on Investments	2.189	3.982	4.032	4.790	(6.040)	4.335
Total from Investment Operations	2.775	5.042	4.983	5.598	(5.367)	4.955
Distributions
Dividends from Net Investment Income[2]	(.595 )	(1.052)	(.943 )	(.798 )	(.673 )	(.585 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.595 )	(1.052)	(.943 )	(.798 )	(.673 )	(.585 )
Net Asset Value, End of Period	$51.40	$49.22	$45.23	$41.19	$36.39	$42.43
Total Return[3]	5.70%	11.28%	12.17%	15.53%	-12.66%	13.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,251	$11,524	$10,356	$9,019	$7,729	$8,816
Ratio of Total Expenses to Average Net Assets	0.06%	0.09%	0.09%[4]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.35%	2.27%	2.18%	2.09%	1.78%	1.53%
Portfolio Turnover Rate	4%[5]	15%[5]	20%	23%	22%[5]	6%[5]
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2
The tax character of distributions is determined at fiscal year-end. Tax-exempt dividends represent 78%, 74%, 68%, 63%, and 63% of dividends from net investment income for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.

3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades;
such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Tax-Managed Balanced Fund
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $262,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Tax-Managed Balanced Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,779,998	—	—	5,779,998
Rights	—	—	—	—
Tax-Exempt Municipal Bonds	—	6,471,677	—	6,471,677
Total	5,779,998	6,471,677	—	12,251,675

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,867	—	—	1,867
Swap Contracts	—	18	—	18
Total	1,867	18	—	1,885
Liabilities
Futures Contracts[1]	(1)	—	—	(1)
Swap Contracts	—	(243)	—	(243)
Total	(1)	(243)	—	(244)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. At June 30, 2026, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,818	49	1,867
Unrealized Appreciation—Over-the-Counter Swap Contracts	18	—	18
Total Assets	1,836	49	1,885

Unrealized Depreciation—Futures Contracts[1]	—	(1)	(1)
Unrealized Depreciation—Over-the-Counter Swap Contracts	(243)	—	(243)
Total Liabilities	(243)	(1)	(244)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2026, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Futures Contracts	(1,532)	(861)	(2,393)
Swap Contracts	239	—	239
Realized Net Gain (Loss) on Derivatives	(1,293)	(861)	(2,154)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,591	93	1,684
Swap Contracts	(224)	—	(224)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,367	93	1,460
F. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,123,994
Gross Unrealized Appreciation	4,207,802
Gross Unrealized Depreciation	(78,480)
Net Unrealized Appreciation (Depreciation)	4,129,322

Tax-Managed Balanced Fund
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $52,043,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G. During the six months ended June 30, 2026, the fund purchased $1,451,979,000 of investment securities and sold $470,262,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $456,818,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $107,600,000 and sales were $165,605,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H. Capital shares issued and redeemed were:
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	Shares (000)	Shares (000)
Issued	19,760	30,899
Issued in Lieu of Cash Distributions	2,301	4,180
Redeemed	(17,813)	(29,915)
Net Increase (Decrease) in Shares Outstanding	4,248	5,164
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QA0662 082026

Financial Statements
For the six-months ended June 30, 2026
Vanguard Tax-Managed Capital Appreciation Fund

Contents
Financial Statements	1

Tax-Managed Capital Appreciation Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (1.5%)
	Linde plc	205,547	106,667
	Ecolab Inc.	132,860	37,016
	Newmont Corp.	368,695	34,436
	Freeport-McMoRan Inc.	536,716	33,754
	Fastenal Co.	522,914	25,116
	Air Products and Chemicals Inc.	82,100	24,070
	Southern Copper Corp.	115,834	20,185
	Alcoa Corp.	350,523	18,276
	Reliance Inc.	43,502	16,252
	Steel Dynamics Inc.	59,902	13,745
	Nucor Corp.	60,321	13,436
	Albemarle Corp.	89,152	12,038
	Anglogold Ashanti plc	134,012	10,840
	Solstice Advanced Materials Inc.	103,091	9,134
*	RBC Bearings Inc.	14,101	9,082
	Element Solutions Inc.	176,547	8,430
	Huntsman Corp.	673,093	7,148
	International Flavors & Fragrances Inc.	87,588	6,939
	Royal Gold Inc.	31,085	6,205
	Carpenter Technology Corp.	9,560	5,897
*	MP Materials Corp.	99,229	5,558
	Celanese Corp.	101,053	4,648
	Coeur Mining Inc.	267,997	4,374
	Mosaic Co.	188,237	3,989
	CF Industries Holdings Inc.	36,676	3,971
	Hexcel Corp.	33,002	3,302
	Scotts Miracle-Gro Co.	47,266	3,219
	International Paper Co.	63,194	2,408
	Westlake Corp.	18,022	1,316
	Chemours Co.	49,158	1,009
	Eastman Chemical Co.	11,513	771
	Hecla Mining Co.	36,384	561
*	Cleveland-Cliffs Inc.	38,965	366
*	Almonty Industries Inc.	16,895	280
	Avery Dennison Corp.	877	142
	Timken Co.	248	36
	NewMarket Corp.	39	31
			454,647
Consumer Discretionary (12.7%)
*	Amazon.com Inc.	4,150,172	989,152
*	Tesla Inc.	1,245,714	523,947
	Walmart Inc.	1,925,328	218,063
	Costco Wholesale Corp.	192,504	180,082
	Home Depot Inc.	401,814	141,712
*	Netflix Inc.	1,918,670	136,993
	McDonald's Corp.	277,959	75,135
	Walt Disney Co.	763,854	73,521
	Booking Holdings Inc.	362,525	64,616
*	Uber Technologies Inc.	864,257	62,365
	TJX Cos. Inc.	409,999	62,115
	Lowe's Cos. Inc.	281,040	61,966
*	O'Reilly Automotive Inc.	616,555	56,779
	Starbucks Corp.	463,608	47,376
	eBay Inc.	339,551	37,945
*	United Airlines Holdings Inc.	263,107	35,780
	Marriott International Inc. Class A	95,101	35,243
*	Spotify Technology SA	70,465	32,353
	Royal Caribbean Cruises Ltd.	101,734	32,304
	General Motors Co.	410,369	31,631
1

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Ross Stores Inc.	146,662	31,217
*	Warner Bros Discovery Inc.	1,149,790	30,653
	Hilton Worldwide Holdings Inc.	89,174	29,468
*	Copart Inc.	1,025,902	28,920
	Delta Air Lines Inc.	307,256	28,778
	DR Horton Inc.	162,652	26,493
	Somnigroup International Inc.	304,711	23,889
	Electronic Arts Inc.	112,726	23,113
*	AutoZone Inc.	7,180	22,947
*	Take-Two Interactive Software Inc.	91,454	22,862
*	Airbnb Inc. Class A	157,970	22,605
*	Live Nation Entertainment Inc.	122,564	22,443
	Yum! Brands Inc.	140,313	22,430
	Target Corp.	150,660	19,678
*	Carvana Co.	290,430	19,116
	Ford Motor Co.	1,282,069	17,821
	NIKE Inc. Class B	432,525	17,755
	Expedia Group Inc.	68,205	17,452
	PulteGroup Inc.	124,533	17,087
	Toll Brothers Inc.	93,872	15,465
	Hyatt Hotels Corp. Class A	76,726	14,873
*	Aptiv plc	240,933	14,788
*	AutoNation Inc.	76,111	14,141
	Darden Restaurants Inc.	68,336	14,078
	Carnival Corp. Ltd.	476,900	13,625
*	Chipotle Mexican Grill Inc.	353,000	12,002
	Lennar Corp. Class A	127,303	11,520
	Dollar General Corp.	97,154	11,183
	Estee Lauder Cos. Inc. Class A	134,742	10,638
	Southwest Airlines Co.	203,056	10,441
*	Dollar Tree Inc.	84,951	10,275
	Omnicom Group Inc.	139,624	10,169
*	BJ's Wholesale Club Holdings Inc.	112,146	9,781
*	Liberty Media Corp.-Liberty Formula One Class C	102,072	9,711
*	Liberty Live Holdings Inc. Class A	94,390	9,558
*	ROBLOX Corp. Class A	171,780	9,341
*	Burlington Stores Inc.	28,811	9,127
*	NVR Inc.	1,205	8,210
*	Rivian Automotive Inc. Class A	470,328	8,160
	PVH Corp.	107,670	7,996
*	MGM Resorts International	163,296	7,807
*	Ulta Beauty Inc.	16,778	7,567
	BorgWarner Inc.	112,717	7,484
	Gentex Corp.	295,499	7,467
*	Valvoline Inc.	188,394	7,449
*	Deckers Outdoor Corp.	67,089	6,661
	Ralph Lauren Corp.	16,358	6,566
*	CarMax Inc.	122,357	6,471
	Hasbro Inc.	76,898	6,351
*	Liberty Media Corp.-Liberty Formula One Class A	71,269	6,239
	Garmin Ltd.	25,215	5,990
*	Under Armour Inc. Class C	962,478	5,987
	Whirlpool Corp.	144,161	5,683
*	Norwegian Cruise Line Holdings Ltd.	257,285	5,431
	Tractor Supply Co.	168,035	5,312
*	Wayfair Inc. Class A	55,476	5,127
*	RH	30,721	5,061
*	Liberty Live Holdings Inc. Class C	46,770	4,941
	Fox Corp. Class A	91,376	4,766
	RB Global Inc.	40,384	4,703
	Tapestry Inc.	30,030	4,396
*	Floor & Decor Holdings Inc. Class A	73,779	4,380
*	Dutch Bros Inc. Class A	59,340	4,261
*	Five Below Inc.	22,292	4,008
*	DraftKings Inc. Class A	155,191	3,920
*	On Holding AG Class A	108,408	3,840
	News Corp. Class A	153,012	3,799
*	QuantumScape Corp. Class A	420,463	3,179
	Lithia Motors Inc. Class A	10,888	3,163
*	Grand Canyon Education Inc.	20,393	2,918
2

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Sirius XM Holdings Inc.	95,641	2,825
*	GameStop Corp. Class A	125,670	2,775
*	Lululemon Athletica Inc.	23,249	2,655
	Aramark	46,461	2,644
*	Madison Square Garden Sports Corp.	6,489	2,608
	New York Times Co. Class A	37,186	2,602
*	Chewy Inc. Class A	121,806	2,393
	VF Corp.	131,027	2,186
	Wingstop Inc.	12,153	2,107
	Las Vegas Sands Corp.	45,601	2,106
	U-Haul Holding Co. (XNYS)	33,300	1,921
	Macy's Inc.	78,848	1,857
	Versant Media Group Inc.	49,901	1,797
*	Alaska Air Group Inc.	33,363	1,742
	Genuine Parts Co.	14,008	1,653
*	Mattel Inc.	111,801	1,552
	Texas Roadhouse Inc. Class A	7,625	1,473
*	SharkNinja Inc.	9,335	1,421
	Domino's Pizza Inc.	4,778	1,414
	News Corp. Class B	50,143	1,407
	Wynn Resorts Ltd.	13,988	1,358
	Williams-Sonoma Inc.	5,786	1,349
	Murphy USA Inc.	2,489	1,341
*	Birkenstock Holding plc	31,061	1,337
*	Avis Budget Group Inc.	8,861	1,310
	Pool Corp.	6,047	1,299
	Rollins Inc.	26,651	1,112
*	Penn Entertainment Inc.	51,697	1,104
	Gap Inc.	57,532	1,075
*	Caesars Entertainment Inc.	33,024	997
	Lennar Corp. Class B	10,972	973
*	Crocs Inc.	7,689	928
	Best Buy Co. Inc.	11,357	862
*	Lyft Inc. Class A	58,607	856
*	Amer Sports Inc.	25,225	854
*	YETI Holdings Inc.	16,599	823
	Churchill Downs Inc.	6,933	621
*	Cava Group Inc.	7,222	567
	Bath & Body Works Inc.	24,434	565
*	Ollie's Bargain Outlet Holdings Inc.	5,590	430
*	Planet Fitness Inc. Class A	8,082	422
*	Etsy Inc.	4,914	370
	Boyd Gaming Corp.	4,055	358
	Dick's Sporting Goods Inc.	1,362	309
*	U-Haul Holding Co.	3,800	249
	Service Corp. International	300	23
*	Duolingo Inc. Class A	79	9
			3,802,453
Consumer Staples (3.6%)
	Procter & Gamble Co.	1,012,847	148,524
	Coca-Cola Co.	1,600,073	130,038
	Philip Morris International Inc.	650,387	117,661
	PepsiCo Inc.	520,660	70,497
	McKesson Corp.	66,291	50,089
	CVS Health Corp.	450,391	46,593
*	Monster Beverage Corp.	480,561	46,192
	Colgate-Palmolive Co.	440,492	40,384
	Mondelez International Inc. Class A	590,627	34,162
	Altria Group Inc.	432,838	31,143
	Cencora Inc.	108,183	30,614
	Corteva Inc.	340,485	28,836
	Cardinal Health Inc.	102,851	24,433
	Kroger Co.	412,017	22,879
	Casey's General Stores Inc.	27,851	22,136
	Archer-Daniels-Midland Co.	232,055	17,729
	Church & Dwight Co. Inc.	170,662	16,534
*	US Foods Holding Corp.	156,099	15,961
	Hershey Co.	78,631	13,796
	Constellation Brands Inc. Class A	94,820	13,188
3

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Keurig Dr Pepper Inc.	397,085	12,997
	Kenvue Inc.	628,337	12,008
*	Performance Food Group Co.	97,402	10,889
	Sysco Corp.	123,973	10,362
	Tyson Foods Inc. Class A	161,658	9,255
*	Darling Ingredients Inc.	162,905	8,898
	McCormick & Co. Inc. (Non-Voting)	161,832	8,160
	Coca-Cola Consolidated Inc.	37,702	7,198
	Clorox Co.	63,509	6,061
	Hormel Foods Corp.	209,848	5,208
	Ingredion Inc.	54,014	5,116
	Bunge Global SA	47,001	5,016
	J M Smucker Co.	43,525	4,897
	Kimberly-Clark Corp.	43,221	4,744
	Lamb Weston Holdings Inc.	89,551	3,867
	Brown-Forman Corp. Class B	143,688	3,829
	Seaboard Corp.	662	2,955
	Molson Coors Beverage Co. Class B	71,712	2,794
	General Mills Inc.	80,267	2,793
*	Celsius Holdings Inc.	86,571	2,535
	Pilgrim's Pride Corp.	89,820	2,525
	Primo Brands Corp. Class A	61,907	1,513
	JBS NV Class A	110,316	1,307
*	Freshpet Inc.	21,900	1,295
	Spectrum Brands Holdings Inc.	11,875	1,018
	Kraft Heinz Co.	31,037	733
			1,059,362
Energy (3.2%)
	Exxon Mobil Corp.	1,798,440	245,883
	Chevron Corp.	843,547	139,826
	ConocoPhillips	612,761	63,703
	Marathon Petroleum Corp.	188,281	48,138
	Cheniere Energy Inc.	173,517	41,472
	Valero Energy Corp.	155,741	40,561
	SLB Ltd.	680,643	31,643
	Devon Energy Corp.	757,217	31,288
	EOG Resources Inc.	235,362	30,534
	Phillips 66	158,889	26,860
	EQT Corp.	496,689	26,409
	Occidental Petroleum Corp.	533,473	25,911
	Targa Resources Corp.	93,422	25,050
	Baker Hughes Co.	396,566	22,009
	Williams Cos. Inc.	287,874	21,401
	Halliburton Co.	557,227	18,918
	Diamondback Energy Inc.	89,730	15,773
*	Antero Resources Corp.	355,855	12,505
	Texas Pacific Land Corp.	26,733	11,699
*	First Solar Inc.	49,396	11,655
	TechnipFMC plc	157,034	10,411
	Expand Energy Corp.	107,186	9,774
	Weatherford International plc	91,735	7,476
	DT Midstream Inc.	40,285	5,911
*	Nextpower Inc. Class A	43,082	5,133
	APA Corp.	144,948	4,721
	Range Resources Corp.	108,753	4,045
	NOV Inc.	212,970	3,951
*	Enphase Energy Inc.	67,221	3,310
*	Solv Energy Inc. Class A	92,269	3,142
	Antero Midstream Corp.	95,607	2,175
	ONEOK Inc.	18,367	1,597
*	X-Energy Inc. Class A	42,753	785
	Kinder Morgan Inc.	4,979	159
			953,828
Financials (9.6%)
*	Berkshire Hathaway Inc. Class B	884,919	442,805
	JPMorgan Chase & Co.	1,189,313	389,298
	Bank of America Corp.	3,152,321	179,619
	Goldman Sachs Group Inc.	123,573	124,978
	Wells Fargo & Co.	1,390,022	114,871
4

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Citigroup Inc.	738,341	103,338
	Morgan Stanley	484,372	101,253
	Progressive Corp.	370,407	80,915
	Charles Schwab Corp.	632,535	58,364
	S&P Global Inc.	134,371	54,724
	Chubb Ltd.	148,830	50,712
	Blackrock Inc.	46,499	44,712
	Aon plc Class A	118,932	39,449
*	Robinhood Markets Inc. Class A	384,216	38,529
	Ameriprise Financial Inc.	77,718	35,654
	Aflac Inc.	298,125	34,955
	Moody's Corp.	76,633	34,709
	Travelers Cos. Inc.	95,557	31,545
	Intercontinental Exchange Inc.	255,235	31,422
	Blackstone Inc.	250,715	29,502
*	Arch Capital Group Ltd.	303,617	29,469
	PNC Financial Services Group Inc.	116,531	28,692
	KKR & Co. Inc.	292,162	26,815
	Allstate Corp.	109,659	26,092
	Nasdaq Inc.	321,915	25,373
	Popular Inc.	153,360	25,179
	Marsh & McLennan Cos. Inc.	147,665	24,611
	Bank of New York Mellon Corp.	152,862	22,105
	Brown & Brown Inc.	339,907	21,805
	US Bancorp	349,547	21,113
	State Street Corp.	121,995	20,690
	Assurant Inc.	76,302	20,489
	MSCI Inc.	35,842	20,073
	Interactive Brokers Group Inc. Class A	226,008	19,672
	Raymond James Financial Inc.	124,300	18,897
	Globe Life Inc.	104,117	18,604
	American International Group Inc.	248,337	18,509
	Fifth Third Bancorp	313,995	17,700
*	NU Holdings Ltd. Class A	1,300,317	17,372
	First Citizens BancShares Inc. Class A	8,346	17,366
	East West Bancorp Inc.	133,603	17,247
	CME Group Inc.	76,476	16,888
	SLM Corp.	645,142	16,735
*	Coinbase Global Inc. Class A	109,165	15,959
	Apollo Global Management Inc.	133,938	15,846
*	Markel Group Inc.	7,851	15,333
	Prudential Financial Inc.	140,725	15,188
	MetLife Inc.	156,264	13,222
	Reinsurance Group of America Inc.	59,104	12,568
	Truist Financial Corp.	240,120	11,963
	Arthur J Gallagher & Co.	51,171	11,747
	Principal Financial Group Inc.	107,082	11,541
	Loews Corp.	101,412	11,481
	M&T Bank Corp.	46,128	10,979
	White Mountains Insurance Group Ltd.	5,215	10,813
	SEI Investments Co.	120,864	10,601
	Commerce Bancshares Inc.	182,850	10,560
	Hanover Insurance Group Inc.	49,320	10,560
	Wintrust Financial Corp.	64,292	10,333
	Cboe Global Markets Inc.	41,859	10,158
	Hartford Insurance Group Inc.	73,034	9,679
	T. Rowe Price Group Inc.	82,881	9,423
	W R Berkley Corp.	125,066	8,821
	LPL Financial Holdings Inc.	29,861	8,411
	Willis Towers Watson plc	31,075	8,122
	Zions Bancorp NA	114,794	7,943
	Broadridge Financial Solutions Inc.	56,899	7,792
	Cullen/Frost Bankers Inc.	46,275	7,150
*	Rocket Cos. Inc. Class A	417,670	6,578
	MGIC Investment Corp.	208,978	5,893
	RenaissanceRe Holdings Ltd.	18,039	5,717
	BOK Financial Corp.	38,470	5,343
*	Chime Financial Inc. Class A	254,678	5,216
	XP Inc. Class A	278,059	4,521
	Voya Financial Inc.	48,056	4,351
5

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Jefferies Financial Group Inc.	86,386	4,318
	First Horizon Corp.	138,758	3,558
	Affiliated Managers Group Inc.	10,087	3,413
*	SoFi Technologies Inc.	186,504	3,344
	Northern Trust Corp.	19,000	3,303
	Pinnacle Financial Partners Inc.	29,247	2,950
	Ares Management Corp. Class A	25,152	2,800
*	Brighthouse Financial Inc.	42,947	2,719
	Webster Financial Corp.	35,432	2,708
*	Bullish	111,902	2,622
*	Credit Acceptance Corp.	3,503	2,231
	FactSet Research Systems Inc.	8,975	2,065
	Western Alliance Bancorp	25,004	2,055
*	Galaxy Digital Inc. Class A	60,638	1,658
	Primerica Inc.	5,531	1,572
	Tradeweb Markets Inc. Class A	15,134	1,508
	Fidelity National Financial Inc.	29,371	1,385
	Assured Guaranty Ltd.	13,487	1,081
	Hamilton Lane Inc. Class A	6,377	503
	Unum Group	3,849	344
	Morningstar Inc.	1,292	202
	Virtu Financial Inc. Class A	2,408	143
	Cincinnati Financial Corp.	737	136
	Axis Capital Holdings Ltd.	998	107
*	Circle Internet Group Inc. Class A	1,714	107
	Stifel Financial Corp.	1,476	103
	Evercore Inc. Class A	113	39
	Old Republic International Corp.	371	15
	Equitable Holdings Inc.	222	10
			2,873,661
Health Care (8.5%)
	Eli Lilly & Co.	349,024	418,630
	Johnson & Johnson	1,002,356	254,568
	AbbVie Inc.	718,976	180,923
	UnitedHealth Group Inc.	364,078	151,322
	Merck & Co. Inc.	1,031,418	132,537
	Amgen Inc.	236,221	85,540
	Thermo Fisher Scientific Inc.	151,842	76,128
	Gilead Sciences Inc.	494,442	62,468
*	Vertex Pharmaceuticals Inc.	118,916	59,069
*	Intuitive Surgical Inc.	145,826	57,992
	Abbott Laboratories	636,600	57,765
	Danaher Corp.	233,975	44,568
	Bristol-Myers Squibb Co.	697,204	40,173
	Stryker Corp.	125,199	39,418
	Elevance Health Inc.	99,134	38,338
	Pfizer Inc.	1,555,809	37,464
*	Boston Scientific Corp.	799,536	34,124
	Medtronic plc	423,189	33,106
	Cigna Group	113,814	31,376
	Regeneron Pharmaceuticals Inc.	46,894	29,240
	HCA Healthcare Inc.	73,647	28,714
*	Waters Corp.	73,790	27,674
*	Edwards Lifesciences Corp.	268,068	24,249
	Humana Inc.	59,899	23,793
*	Revolution Medicines Inc.	104,241	19,522
*	Biogen Inc.	87,259	18,853
	Labcorp Holdings Inc.	66,721	18,682
	GE HealthCare Technologies Inc.	277,797	17,782
*	Moderna Inc.	246,032	17,230
*	United Therapeutics Corp.	30,943	16,766
*	IDEXX Laboratories Inc.	31,698	16,687
*	Alnylam Pharmaceuticals Inc.	55,289	16,644
*	IQVIA Holdings Inc.	84,652	16,356
	Zoetis Inc.	227,409	16,342
*	Incyte Corp.	132,550	15,026
*	Natera Inc.	54,694	14,847
*	Dexcom Inc.	217,732	14,664
	Quest Diagnostics Inc.	69,169	14,660
6

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Charles River Laboratories International Inc.	59,497	13,493
*	Jazz Pharmaceuticals plc	55,476	13,368
	Becton Dickinson & Co.	88,320	13,365
*	Ionis Pharmaceuticals Inc.	164,671	13,057
	Agilent Technologies Inc.	92,773	12,323
	Bio-Techne Corp.	164,179	11,599
	Revvity Inc.	103,849	11,554
*	Cooper Cos. Inc.	160,825	11,533
*	Centene Corp.	171,800	11,028
*	Insmed Inc.	102,702	10,950
*	Solventum Corp.	128,749	9,933
	STERIS plc	46,381	9,766
	Baxter International Inc.	422,018	8,997
*	Illumina Inc.	46,371	8,153
	Bruker Corp.	134,767	8,110
	Viatris Inc.	461,678	7,331
*	Tenet Healthcare Corp.	37,543	7,024
*	Penumbra Inc.	22,171	7,000
*	Envista Holdings Corp.	259,837	6,847
*	Align Technology Inc.	40,332	6,802
	Zimmer Biomet Holdings Inc.	78,875	6,790
*	Veeva Systems Inc. Class A	37,867	6,720
	Organon & Co.	483,717	6,550
*	Exelixis Inc.	113,574	6,180
*	Roivant Sciences Ltd.	169,645	6,004
*	Elanco Animal Health Inc.	235,886	5,805
*	Avantor Inc.	580,939	5,751
*	Neurocrine Biosciences Inc.	32,932	5,550
	West Pharmaceutical Services Inc.	15,191	5,454
*	Guardant Health Inc.	36,071	5,412
*	Globus Medical Inc. Class A	67,157	5,306
*	BioMarin Pharmaceutical Inc.	91,030	5,209
*	Halozyme Therapeutics Inc.	62,326	4,878
	Teleflex Inc.	34,279	4,345
	Chemed Corp.	9,231	4,299
*	Tempus AI Inc. Class A	73,379	4,251
*	Axsome Therapeutics Inc.	17,162	4,201
*	Bridgebio Pharma Inc.	56,027	4,173
*	Ascendis Pharma A/S	14,945	3,986
*	Henry Schein Inc.	46,501	3,884
*	DaVita Inc.	16,189	3,602
*	Molina Healthcare Inc.	15,657	3,581
*	Corcept Therapeutics Inc.	40,869	3,554
	Universal Health Services Inc. Class B	23,418	3,482
*	Repligen Corp.	23,107	3,153
	Encompass Health Corp.	24,560	2,483
	ResMed Inc.	11,210	2,185
	Royalty Pharma plc Class A	36,041	2,021
*	Insulet Corp.	12,861	1,958
*	Madrigal Pharmaceuticals Inc.	2,571	1,380
*	Bio-Rad Laboratories Inc. Class A	4,475	1,314
*	Sarepta Therapeutics Inc.	65,541	1,178
*	Viking Therapeutics Inc.	28,258	1,102
*	Medpace Holdings Inc.	947	502
*	Arrowhead Pharmaceuticals Inc.	5,455	445
*	Medline Inc. Class A	8,310	328
*	Acadia Healthcare Co. Inc.	6,085	180
			2,542,669
Industrials (12.1%)
	Visa Inc. Class A	712,879	244,582
	Caterpillar Inc.	190,677	203,052
	Mastercard Inc. Class A	355,641	182,657
	GE Aerospace	454,373	169,813
	GE Vernova Inc.	124,491	146,259
	RTX Corp.	608,271	115,407
	American Express Co.	261,186	88,346
*	Boeing Co.	353,747	76,576
	Deere & Co.	116,336	73,795
	Eaton Corp. plc	164,681	70,174
7

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Union Pacific Corp.	254,771	69,298
	Parker-Hannifin Corp.	65,215	63,788
	Capital One Financial Corp.	281,190	56,412
	TransDigm Group Inc.	38,730	51,590
	Quanta Services Inc.	63,452	45,688
	CSX Corp.	940,456	44,700
	Sherwin-Williams Co.	124,477	42,860
*	Keysight Technologies Inc.	122,246	42,795
	Trane Technologies plc	85,554	42,021
	PACCAR Inc.	345,088	41,452
	General Dynamics Corp.	110,221	39,045
	AMETEK Inc.	154,174	37,301
	FedEx Corp.	116,848	36,589
	Cummins Inc.	51,132	36,468
	Norfolk Southern Corp.	115,127	36,218
	Howmet Aerospace Inc.	134,361	36,124
	Illinois Tool Works Inc.	133,372	36,073
	Northrop Grumman Corp.	67,269	34,261
	Lockheed Martin Corp.	66,693	33,977
*	Bloom Energy Corp. Class A	110,763	33,528
	WW Grainger Inc.	22,697	30,877
	Johnson Controls International plc	210,275	30,723
	Emerson Electric Co.	205,600	29,432
	United Rentals Inc.	25,199	28,548
	BWX Technologies Inc.	141,690	27,580
	Martin Marietta Materials Inc.	46,278	26,689
	Cintas Corp.	151,800	25,818
	Vulcan Materials Co.	87,366	25,774
	Automatic Data Processing Inc.	115,011	25,757
	3M Co.	148,881	24,105
	Carrier Global Corp.	319,173	23,411
*	Rocket Lab Corp.	229,600	23,339
	L3Harris Technologies Inc.	78,873	22,920
	Honeywell International Inc.	100,855	22,581
	JB Hunt Transport Services Inc.	77,704	22,490
*	Honeywell Aerospace Inc.	100,855	22,297
	Rockwell Automation Inc.	43,511	21,541
	Expeditors International of Washington Inc.	129,162	21,051
	Westinghouse Air Brake Technologies Corp.	74,148	19,990
	Accenture plc Class A	160,347	19,954
	Ball Corp.	304,012	18,970
*	Teledyne Technologies Inc.	28,442	18,968
	Old Dominion Freight Line Inc.	87,124	18,871
*	Axon Enterprise Inc.	32,215	18,060
	Verisk Analytics Inc.	97,923	17,580
	IDEX Corp.	75,388	17,109
	EMCOR Group Inc.	19,710	16,357
	Crown Holdings Inc.	142,565	15,942
	Owens Corning	99,539	15,823
	Valmont Industries Inc.	25,791	14,897
	nVent Electric plc	86,699	14,705
*	Generac Holdings Inc.	49,361	14,453
*	Block Inc. Class A	183,353	13,935
	HEICO Corp.	38,927	13,865
	Fortive Corp.	212,277	12,968
	Armstrong World Industries Inc.	80,218	12,869
	Curtiss-Wright Corp.	16,669	12,631
	Toro Co.	128,813	12,549
	PayPal Holdings Inc.	287,349	12,408
	Synchrony Financial	160,262	12,188
	Oshkosh Corp.	79,188	12,154
	United Parcel Service Inc. Class B	111,838	12,023
*	MasTec Inc.	28,849	12,003
	Hubbell Inc. Class B	22,804	11,931
	Huntington Ingalls Industries Inc.	42,600	11,923
*	Mettler-Toledo International Inc.	8,946	11,429
	Equifax Inc.	71,586	11,362
	FTAI Aviation Ltd.	41,701	11,281
	Otis Worldwide Corp.	153,891	11,019
*	Fiserv Inc.	216,209	10,605
8

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Xylem Inc.	89,582	10,589
	Woodward Inc.	24,846	10,570
	Dover Corp.	47,069	10,557
*	XPO Inc.	51,150	10,501
	Ingersoll Rand Inc.	127,975	10,493
	Global Payments Inc.	139,203	10,101
	Ferguson Enterprises Inc.	41,599	9,873
*	Corpay Inc.	29,148	9,714
	DuPont de Nemours Inc.	71,217	9,660
*	Sterling Infrastructure Inc.	11,076	9,297
*	Trex Co. Inc.	182,289	9,122
*	Fedex Freight Holding Co. Inc.	58,424	8,822
	Comfort Systems USA Inc.	4,240	8,403
*	Zebra Technologies Corp. Class A	31,727	8,352
*	Affirm Holdings Inc. Class A	98,865	8,062
*	Fair Isaac Corp.	6,737	8,049
	Lennox International Inc.	13,687	7,842
	Sunbelt Rentals Holdings Inc.	102,742	7,686
*	Middleby Corp.	44,305	7,621
	Graco Inc.	99,359	7,513
	Carlisle Cos. Inc.	20,638	7,486
*	ATI Inc.	37,699	7,430
	Allison Transmission Holdings Inc.	65,885	7,428
	Veralto Corp.	81,491	7,227
*	Aurora Innovation Inc. Class A	1,046,698	7,138
	ITT Inc.	35,597	7,040
	Textron Inc.	76,556	7,022
	CH Robinson Worldwide Inc.	36,813	6,933
	Packaging Corp. of America	28,697	6,838
*	Paylocity Holding Corp.	64,743	6,768
	Flowserve Corp.	88,132	6,536
	PPG Industries Inc.	53,429	6,480
	Jacobs Solutions Inc.	51,301	6,464
	Jack Henry & Associates Inc.	44,585	6,141
*	API Group Corp.	137,098	5,806
*	ExlService Holdings Inc.	221,897	5,738
*	Saia Inc.	13,522	5,695
	Regal Rexnord Corp.	23,907	5,694
*	Dycom Industries Inc.	10,552	5,335
	Dow Inc.	192,092	5,256
	Fidelity National Information Services Inc.	134,490	5,229
	AECOM	74,524	5,202
	CRH plc	47,199	5,050
*	Planet Labs PBC Class A	150,830	4,997
	MSC Industrial Direct Co. Inc. Class A	41,591	4,947
*	Builders FirstSource Inc.	51,228	4,584
	AGCO Corp.	37,770	4,521
	Esab Corp.	45,778	4,515
	Crane Co.	20,174	4,500
	Donaldson Co. Inc.	50,042	4,492
*	Mohawk Industries Inc.	34,649	4,204
	Genpact Ltd.	151,475	4,166
	Advanced Drainage Systems Inc.	25,893	4,064
	Sensata Technologies Holding plc	83,683	3,995
	Primoris Services Corp.	40,213	3,986
*	Kratos Defense & Security Solutions Inc.	75,364	3,758
*	Axalta Coating Systems Ltd.	109,313	3,741
*	Versigent plc	85,212	3,580
*	Gates Industrial Corp. plc	125,993	3,524
*	Modine Manufacturing Co.	13,070	3,490
	Acuity Inc.	8,967	3,377
	Smurfit Westrock plc	71,563	3,310
*	Trimble Inc.	61,981	3,172
*	Kirby Corp.	23,066	3,136
	Eagle Materials Inc.	13,851	3,116
*	AeroVironment Inc.	18,345	3,028
*	Amentum Holdings Inc.	145,038	2,998
*	Everus Construction Group Inc.	17,506	2,905
	Ralliant Corp.	38,130	2,808
*	GXO Logistics Inc.	54,668	2,772
9

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Silgan Holdings Inc.	56,391	2,616
	Stanley Black & Decker Inc.	26,675	2,511
*	Karman Holdings Inc.	50,096	2,501
*	TopBuild Corp.	6,987	2,477
	UL Solutions Inc. Class A	23,830	2,427
	AAON Inc.	18,165	2,304
	Fortune Brands Innovations Inc.	37,905	2,081
	Allegion plc	13,424	1,886
*	BILL Holdings Inc.	50,216	1,816
	WESCO International Inc.	5,097	1,761
*	FTI Consulting Inc.	11,197	1,668
	Pentair plc	21,676	1,662
	WillScot Holdings Corp.	57,112	1,648
	Robert Half Inc.	50,501	1,550
*	WEX Inc.	10,872	1,534
*	Core & Main Inc. Class A	31,596	1,524
	Vontier Corp.	51,125	1,483
	Amcor plc	29,624	1,284
	TransUnion	16,049	1,158
*	Vicor Corp.	2,685	1,020
	Booz Allen Hamilton Holding Corp.	16,760	1,017
	Brunswick Corp.	9,591	808
	Graphic Packaging Holding Co.	67,428	713
	HEICO Corp. Class A	2,666	688
*	Forgent Power Solutions Inc. Class A	12,066	674
	Littelfuse Inc.	1,399	637
	RPM International Inc.	5,644	627
	CNH Industrial NV	36,544	410
	AptarGroup Inc.	3,262	408
*	Hayward Holdings Inc.	6,271	109
*	Loar Holdings Inc.	1,350	109
	Lincoln Electric Holdings Inc.	143	38
	Snap-on Inc.	60	24
	Masco Corp.	287	23
	Watsco Inc.	47	20
	Crane NXT Co.	164	8
			3,620,277
Real Estate (2.0%)
	Welltower Inc.	355,755	80,746
	Equinix Inc.	56,183	58,565
	Prologis Inc.	410,964	55,673
*	CBRE Group Inc. Class A	292,677	39,421
	Digital Realty Trust Inc.	192,396	34,551
	Ventas Inc.	346,123	30,736
	American Tower Corp.	149,228	24,409
	Public Storage	58,881	18,742
	Simon Property Group Inc.	82,364	18,421
	AvalonBay Communities Inc.	96,429	18,195
	SBA Communications Corp.	93,326	16,468
*	Jones Lang LaSalle Inc.	51,205	15,871
	Extra Space Storage Inc.	105,773	15,369
	Crown Castle Inc.	201,519	15,261
	Weyerhaeuser Co.	604,768	14,478
	Equity LifeStyle Properties Inc.	191,794	12,361
	Iron Mountain Inc.	97,759	12,348
	Vornado Realty Trust	311,298	12,234
	American Homes 4 Rent Class A	341,378	11,443
	Essex Property Trust Inc.	31,988	9,327
	Mid-America Apartment Communities Inc.	62,424	8,673
	Equity Residential	126,439	8,589
	Alexandria Real Estate Equities Inc.	158,418	8,372
	Lamar Advertising Co. Class A	49,553	7,729
	Invitation Homes Inc.	159,763	4,826
	Kimco Realty Corp.	182,776	4,633
	Camden Property Trust	40,323	4,617
	Realty Income Corp.	74,215	4,598
	Host Hotels & Resorts Inc.	171,510	4,067
*	Howard Hughes Holdings Inc.	54,984	3,931
*	CoStar Group Inc.	112,660	3,191
10

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	First Industrial Realty Trust Inc.	51,231	3,141
	Americold Realty Trust Inc.	126,138	1,983
*	Fermi Inc.	154,227	1,413
	Federal Realty Investment Trust	8,082	998
	VICI Properties Inc. Class A	29,695	788
	Sun Communities Inc.	5,295	635
	EastGroup Properties Inc.	2,800	567
	Agree Realty Corp.	1,990	151
	Rexford Industrial Realty Inc.	357	12
			587,533
Technology (42.0%)
	NVIDIA Corp.	10,155,915	2,032,097
	Apple Inc.	6,283,795	1,818,279
	Microsoft Corp.	3,147,464	1,174,067
	Alphabet Inc. Class A	2,436,132	870,601
	Broadcom Inc.	1,991,359	752,236
	Alphabet Inc. Class C	2,081,070	735,304
	Micron Technology Inc.	478,488	552,314
	Meta Platforms Inc. Class A	951,141	535,768
*	Advanced Micro Devices Inc.	689,183	400,353
*	Intel Corp.	1,902,459	265,640
	Applied Materials Inc.	345,710	249,948
	Lam Research Corp.	548,406	237,641
	KLA Corp.	775,810	234,070
*	Sandisk Corp.	63,272	143,863
*	Palo Alto Networks Inc.	353,795	120,651
	Western Digital Corp.	180,456	115,261
	Corning Inc.	433,365	110,694
	Texas Instruments Inc.	365,557	108,962
	Marvell Technology Inc.	363,660	108,331
	Oracle Corp.	732,724	107,381
	International Business Machines Corp.	381,015	107,145
*	Palantir Technologies Inc. Class A	836,627	97,609
	Amphenol Corp. Class A	526,238	92,786
	QUALCOMM Inc.	456,471	84,351
*	Crowdstrike Holdings Inc. Class A	102,184	77,981
*	Cadence Design Systems Inc.	206,502	77,504
	Analog Devices Inc.	179,001	71,094
*	Fortinet Inc.	429,633	66,000
	Salesforce Inc.	358,767	56,204
	Vertiv Holdings Co. Class A	165,377	55,372
*	AppLovin Corp. Class A	98,763	50,886
	Dell Technologies Inc. Class C	112,787	48,663
*	Snowflake Inc. Class A	154,945	39,434
*	Adobe Inc.	181,424	37,196
*	Synopsys Inc.	80,510	35,913
*	Datadog Inc. Class A	135,271	35,219
	Teradyne Inc.	69,556	33,654
*	ServiceNow Inc.	337,585	33,515
	Intuit Inc.	123,214	32,159
	Hewlett Packard Enterprise Co.	711,355	32,089
*	Cloudflare Inc. Class A	130,380	31,980
*	DoorDash Inc. Class A	160,547	29,626
*	Astera Labs Inc.	58,713	28,360
*	Coherent Corp.	67,195	26,506
*	Autodesk Inc.	133,680	25,990
*	Arrow Electronics Inc.	103,474	22,082
	Monolithic Power Systems Inc.	15,798	21,839
*	Okta Inc.	147,877	20,178
*	Flex Ltd.	120,078	19,461
	Roper Technologies Inc.	52,507	17,768
*	Credo Technology Group Holding Ltd.	63,292	17,212
	VeriSign Inc.	65,551	16,490
	Jabil Inc.	42,664	16,446
*	CoreWeave Inc. Class A	157,055	15,633
*	ON Semiconductor Corp.	159,507	15,080
	Microchip Technology Inc.	157,188	14,336
	NetApp Inc.	84,542	13,084
*	Zoom Communications Inc.	136,275	11,762
11

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Qnity Electronics Inc.	70,291	11,479
*	Twilio Inc. Class A	55,201	11,390
*	Everpure Inc. Class A	136,249	10,735
*	Workday Inc. Class A	87,613	10,726
*	MongoDB Inc.	30,166	10,133
	Avnet Inc.	105,416	9,363
*	Reddit Inc. Class A	51,974	9,022
*	Zscaler Inc.	62,809	8,865
	Cognizant Technology Solutions Corp. Class A	226,133	8,758
*	Maplebear Inc.	181,891	8,613
*	Akamai Technologies Inc.	71,583	8,462
*	Fabrinet	13,328	7,491
*	Atlassian Corp. Class A	93,275	7,256
*	F5 Inc.	16,896	7,028
*	Super Micro Computer Inc.	235,149	6,897
*	Guidewire Software Inc.	55,175	6,789
*	IonQ Inc.	115,239	6,138
	Entegris Inc.	34,002	6,116
*	IREN Ltd.	133,579	6,109
	Dolby Laboratories Inc. Class A	115,638	6,080
	SS&C Technologies Holdings Inc.	96,201	5,969
	Gen Digital Inc.	230,287	5,732
*	SiTime Corp.	7,348	5,478
	Leidos Holdings Inc.	52,822	5,439
*	Gitlab Inc. Class A	165,438	5,051
*	CACI International Inc. Class A	10,869	5,035
*	Rambus Inc.	37,345	4,957
	GLOBALFOUNDRIES Inc.	57,994	4,779
*	Nutanix Inc. Class A	93,253	4,752
*	Pinterest Inc. Class A	225,032	4,732
*	Manhattan Associates Inc.	33,371	4,647
	BitMine Immersion Technologies Inc.	347,034	4,619
*	Toast Inc. Class A	165,968	4,617
*	Gartner Inc.	35,096	4,549
*	GoDaddy Inc. Class A	50,072	4,250
*	HubSpot Inc.	22,793	4,160
*	MACOM Technology Solutions Holdings Inc.	10,600	4,032
*	DigitalOcean Holdings Inc.	25,102	3,942
*	Rubrik Inc. Class A	47,719	3,831
*	Procore Technologies Inc.	90,253	3,666
*	SentinelOne Inc. Class A	214,619	3,642
*	Tyler Technologies Inc.	12,371	3,618
*	PTC Inc.	31,366	3,564
*	Onto Innovation Inc.	9,347	3,537
*	Figma Inc. Class A	191,135	3,458
*	Lattice Semiconductor Corp.	21,660	3,313
*	Unity Software Inc.	115,647	3,305
*	Applied Digital Corp.	87,554	3,266
*	TTM Technologies Inc.	16,815	3,145
*	Samsara Inc. Class A	95,776	3,106
	Match Group Inc.	81,537	3,102
*	Terawulf Inc.	117,846	2,911
*	Teradata Corp.	71,368	2,473
*	Docusign Inc.	53,167	2,362
*	Allegro MicroSystems Inc.	33,490	2,332
*	Semtech Corp.	14,293	2,313
*	Qorvo Inc.	22,881	2,134
*	Klaviyo Inc. Class A	137,292	2,073
	CDW Corp.	14,380	2,022
*	Sanmina Corp.	7,722	1,954
*	Dropbox Inc. Class A	69,642	1,913
*	People Inc.	37,029	1,709
*	NIQ Global Intelligence plc	148,673	1,390
*	Dynatrace Inc.	29,813	1,309
*	SailPoint Inc.	56,588	828
*	Cirrus Logic Inc.	4,755	706
	HP Inc.	31,827	698
	Amdocs Ltd.	11,856	599
*	IPG Photonics Corp.	3,870	454
	Universal Display Corp.	4,500	390
12

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Pegasystems Inc.	9,984	299
	KBR Inc.	7,728	267
	Skyworks Solutions Inc.	3,888	264
*	Cerebras Systems Inc. Class A	900	199
*	Kyndryl Holdings Inc.	14,451	163
	TD SYNNEX Corp.	281	75
*	FormFactor Inc.	318	51
*	CCC Intelligent Solutions Holdings Inc.	2,331	12
*	UiPath Inc. Class A	986	11
*	Elastic NV	170	10
			12,532,732
Telecommunications (2.1%)
	Cisco Systems Inc.	1,625,761	190,962
*	Arista Networks Inc.	427,927	72,696
	T-Mobile US Inc.	330,872	55,497
	Comcast Corp. Class A	2,174,402	53,382
*	Space Exploration Technologies Corp. Class A	242,741	41,475
*	Ciena Corp.	83,644	41,032
*	Lumentum Holdings Inc.	36,137	31,008
	Verizon Communications Inc.	634,755	26,876
	AT&T Inc.	1,153,320	23,874
	Motorola Solutions Inc.	54,025	22,436
*	AST SpaceMobile Inc. Class A	142,981	12,705
*	Liberty Global Ltd. Class A	779,486	8,863
*	Roku Inc.	55,182	7,623
	Iridium Communications Inc.	127,919	7,016
	Millicom International Cellular SA	72,867	6,614
*	EchoStar Corp. Class A	61,042	6,196
*	Liberty Capital Corp. Class C	269,576	5,812
*	Liberty Global Ltd. Class C	515,297	5,668
*	Applied Optoelectronics Inc.	34,822	5,159
*	Liberty Broadband Corp. Class A	127,618	4,247
*	Charter Communications Inc. Class A	24,942	3,547
*	Globalstar Inc.	37,020	3,009
*	Viavi Solutions Inc.	43,422	2,073
*	Liberty Capital Corp.	48,740	1,067
*	Liberty Broadband Corp. Class C	31,779	1,057
	Ubiquiti Inc.	683	365
			640,259
Utilities (2.3%)
	NextEra Energy Inc.	963,844	84,596
	Constellation Energy Corp.	160,496	39,862
	Duke Energy Corp.	311,555	39,437
	Waste Management Inc.	171,073	38,129
	PG&E Corp.	2,186,983	36,785
	Southern Co.	359,062	34,366
	CenterPoint Energy Inc.	588,810	25,931
	Vistra Corp.	161,936	25,688
	WEC Energy Group Inc.	206,521	24,115
	Sempra	257,919	23,912
	Atmos Energy Corp.	133,378	22,977
	NRG Energy Inc.	135,479	19,788
	Xcel Energy Inc.	230,713	18,526
	Exelon Corp.	386,434	18,015
	American Electric Power Co. Inc.	130,646	17,874
	Entergy Corp.	146,077	16,778
	American Water Works Co. Inc.	123,293	16,223
	CMS Energy Corp.	211,659	16,192
	Consolidated Edison Inc.	133,006	14,714
	NiSource Inc.	290,045	13,792
	Public Service Enterprise Group Inc.	162,432	13,183
	Eversource Energy	170,744	12,340
	DTE Energy Co.	80,571	12,277
	Dominion Energy Inc.	175,805	12,006
	Ameren Corp.	103,420	11,691
*	Talen Energy Corp.	29,282	11,252
	Edison International	138,188	10,288
	FirstEnergy Corp.	196,592	9,346
	Republic Services Inc.	33,179	7,070
13

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Essential Utilities Inc.	183,416	7,027
	Alliant Energy Corp.	90,260	6,886
*	Oklo Inc. Class A	129,880	6,797
*	Clean Harbors Inc.	22,369	6,683
	GFL Environmental Inc.	115,555	4,251
	AES Corp.	147,914	2,168
	MDU Resources Group Inc.	70,024	1,485
	UGI Corp.	31,963	1,104
	National Fuel Gas Co.	13,356	1,031
	IDACORP Inc.	2,318	351
	PPL Corp.	8,316	302
	Evergy Inc.	2,716	235
	OGE Energy Corp.	2,704	131
			685,604
Total Common Stocks (Cost $6,703,353)			29,753,025
Rights (0.0%)
*,1	Hologic Inc. CVR (Cost $—)	26,958	—
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund, 3.682% (Cost $111,423)	1,114,344	111,423
Total Investments (100.0%) (Cost $6,814,776)			29,864,448
Other Assets and Liabilities—Net (0.0%)			12,569
Net Assets (100%)			29,877,017

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CVR—Contingent Value Rights.
14

Tax-Managed Capital Appreciation Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	192	72,463	1,109

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	1,796	(4.320)	—	(19)
Citigroup Inc.	8/31/2027	BANA	4,033	(4.362)	—	(142)
Elevance Health Inc.	2/1/2027	CITNA	863	(4.120)	—	(18)
Global Payments Inc.	8/31/2026	BANA	1,530	(4.279)	101	—
Global Payments Inc.	2/1/2027	CITNA	63	(4.220)	7	—
Global Payments Inc.	8/31/2027	BANA	1,193	(4.370)	79	—
Goldman Sachs Group Inc.	8/31/2027	BANA	6,763	(4.435)	—	(344)
JPMorgan Chase & Co.	2/1/2027	CITNA	4,808	(4.336)	—	(75)
JPMorgan Chase & Co.	8/31/2027	BANA	25,002	(4.412)	—	(593)
PayPal Holdings Inc.	8/31/2026	BANA	7,696	(4.346)	142	—
PayPal Holdings Inc.	2/1/2027	CITNA	101	(3.970)	2	—
Raymond James Financial Inc.	2/1/2027	CITNA	847	(4.120)	—	(26)
VICI Properties Inc. Class A	2/1/2027	CITNA	6	(4.240)	—	—
VICI Properties Inc. Class A	8/31/2027	BANA	61	(4.323)	1	—
					332	(1,217)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,703,353)	29,753,025
Affiliated Issuers (Cost $111,423)	111,423
Total Investments in Securities	29,864,448
Investment in Vanguard	642
Cash Collateral Pledged—Futures Contracts	4,640
Receivables for Accrued Income	10,951
Receivables for Capital Shares Issued	11,089
Variation Margin Receivable—Futures Contracts	444
Unrealized Appreciation—Over-the-Counter Swap Contracts	332
Total Assets	29,892,546
Liabilities
Due to Custodian	11
Payables for Investment Securities Purchased	412
Payables for Capital Shares Redeemed	13,323
Payables to Vanguard	566
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,217
Total Liabilities	15,529
Net Assets	29,877,017
At June 30, 2026, net assets consisted of:

Paid-in Capital	7,420,332
Total Distributable Earnings (Loss)	22,456,685
Net Assets	29,877,017

Admiral™ Shares—Net Assets
Applicable to 63,886,061 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,686,987
Net Asset Value Per Share—Admiral Shares	$386.42

Institutional Shares—Net Assets
Applicable to 27,033,234 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,190,030
Net Asset Value Per Share—Institutional Shares	$191.99
See accompanying Notes, which are an integral part of the Financial Statements.
16

Tax-Managed Capital Appreciation Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	145,880
Interest[2]	2,199
Total Income	148,079
Expenses
The Vanguard Group—Note C
Investment Advisory Services	66
Management and Administrative—Admiral Shares	5,977
Management and Administrative—Institutional Shares	768
Marketing and Distribution—Admiral Shares	372
Marketing and Distribution—Institutional Shares	51
Custodian Fees	28
Shareholders’ Reports—Admiral Shares	78
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	7
Other Expenses	5
Total Expenses	7,354
Net Investment Income	140,725
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	203,324
Futures Contracts	1,496
Swap Contracts	579
Realized Net Gain (Loss)	205,399
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,483,191
Futures Contracts	1,556
Swap Contracts	(880)
Change in Unrealized Appreciation (Depreciation)	2,483,867
Net Increase (Decrease) in Net Assets Resulting from Operations	2,829,991

1	Dividends are net of foreign withholding taxes of $23.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,085, ($11), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $228,205 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	140,725	254,461
Realized Net Gain (Loss)	205,399	262,117
Change in Unrealized Appreciation (Depreciation)	2,483,867	3,538,104
Net Increase (Decrease) in Net Assets Resulting from Operations	2,829,991	4,054,682
Distributions
Admiral Shares	(117,592)	(213,434)
Institutional Shares	(25,150)	(41,455)
Total Distributions	(142,742)	(254,889)
Capital Share Transactions
Admiral Shares	(35,068)	(572,548)
Institutional Shares	71,073	506,543
Net Increase (Decrease) from Capital Share Transactions	36,005	(66,005)
Total Increase (Decrease)	2,723,254	3,733,788
Net Assets
Beginning of Period	27,153,763	23,419,975
End of Period	29,877,017	27,153,763
See accompanying Notes, which are an integral part of the Financial Statements.
18

Tax-Managed Capital Appreciation Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$351.68	$302.51	$247.12	$197.82	$247.92	$197.63
Investment Operations
Net Investment Income[1]	1.815	3.278	3.076	3.079	2.900	2.542
Net Realized and Unrealized Gain (Loss) on Investments	34.766	49.180	55.466	49.291	(50.089)	50.328
Total from Investment Operations	36.581	52.458	58.542	52.370	(47.189)	52.870
Distributions
Dividends from Net Investment Income	(1.841)	(3.288)	(3.152)	(3.070)	(2.911)	(2.580)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.841)	(3.288)	(3.152)	(3.070)	(2.911)	(2.580)
Net Asset Value, End of Period	$386.42	$351.68	$302.51	$247.12	$197.82	$247.92
Total Return[2]	10.44%	17.44%	23.76%	26.64%	-19.06%	26.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,687	$22,499	$19,866	$16,162	$12,846	$15,850
Ratio of Total Expenses to Average Net Assets	0.06%	0.09%	0.09%	0.09%	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	1.00%	1.03%	1.10%	1.39%	1.37%	1.13%
Portfolio Turnover Rate[4]	4%	6%	10%	2%	2%	0%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Tax-Managed Capital Appreciation Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$174.73	$150.30	$122.77	$98.28	$123.18	$98.19
Investment Operations
Net Investment Income[1]	.921	1.677	1.572	1.566	1.473	1.304
Net Realized and Unrealized Gain (Loss) on Investments	17.274	24.434	27.567	24.482	(24.895)	25.002
Total from Investment Operations	18.195	26.111	29.139	26.048	(23.422)	26.306
Distributions
Dividends from Net Investment Income	(.935 )	(1.681)	(1.609)	(1.558)	(1.478)	(1.316)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.935 )	(1.681)	(1.609)	(1.558)	(1.478)	(1.316)
Net Asset Value, End of Period	$191.99	$174.73	$150.30	$122.77	$98.28	$123.18
Total Return	10.45%	17.48%	23.81%	26.67%	-19.04%	26.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,190	$4,655	$3,554	$2,743	$2,082	$2,546
Ratio of Total Expenses to Average Net Assets	0.04%	0.06%	0.06%	0.06%	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.05%	1.13%	1.42%	1.40%	1.17%
Portfolio Turnover Rate[3]	4%	6%	10%	2%	2%	0%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
21

Tax-Managed Capital Appreciation Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $642,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
22

Tax-Managed Capital Appreciation Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	29,753,025	—	—	29,753,025
Rights	—	—	—	—
Temporary Cash Investments	111,423	—	—	111,423
Total	29,864,448	—	—	29,864,448

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,109	—	—	1,109
Swap Contracts	—	332	—	332
Total	1,109	332	—	1,441
Liabilities
Swap Contracts	—	(1,217)	—	(1,217)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,815,013
Gross Unrealized Appreciation	23,062,114
Gross Unrealized Depreciation	(12,455)
Net Unrealized Appreciation (Depreciation)	23,049,659
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $798,367,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $1,354,548,000 of investment securities and sold $1,147,942,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $234,418,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	688,733	1,881	1,154,712	3,614
Issued in Lieu of Cash Distributions	77,476	214	143,453	445
Redeemed	(801,277)	(2,184)	(1,870,713)	(5,755)
Net Increase (Decrease)—Admiral Shares	(35,068)	(89)	(572,548)	(1,696)
Institutional Shares
Issued	88,895	489	625,923	3,741
Issued in Lieu of Cash Distributions	12,647	71	21,916	136
Redeemed	(30,469)	(168)	(141,296)	(882)
Net Increase (Decrease)—Institutional Shares	71,073	392	506,543	2,995
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
23

Tax-Managed Capital Appreciation Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q99442 082026
24

Financial Statements
For the six-months ended June 30, 2026
Vanguard Tax-Managed Small-Cap Fund

Contents
Financial Statements	1

Tax-Managed Small-Cap Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (3.6%)
	Match Group Inc.	1,349,589	51,352
*	Lumen Technologies Inc.	6,043,952	46,417
*	Madison Square Garden Sports Corp.	110,192	44,279
	Iridium Communications Inc.	716,657	39,309
	Versant Media Group Inc.	905,115	32,593
*	Sphere Entertainment Co.	144,089	24,932
	Telephone & Data Systems Inc.	654,674	24,229
	Cinemark Holdings Inc.	682,213	21,647
*	People Inc.	444,929	20,538
*	Cargurus Inc. Class A	565,241	19,269
	Uniti Group Inc.	1,203,217	13,801
	John Wiley & Sons Inc. Class A	277,872	13,480
*	Yelp Inc. Class A	436,545	10,704
*	Ziff Davis Inc.	202,132	10,586
*	TripAdvisor Inc.	758,932	10,405
*	DoubleVerify Holdings Inc.	848,122	9,194
	Scholastic Corp.	145,808	6,707
*	QuinStreet Inc.	374,032	5,479
	Shenandoah Telecommunications Co.	159,603	2,407
	Cogent Communications Holdings Inc.	23	—
*	ZoomInfo Technologies Inc. Class A	6	—
			407,328
Consumer Discretionary (13.7%)
*	Etsy Inc.	687,199	51,767
*	CarMax Inc.	957,809	50,659
*	Brinker International Inc.	275,432	46,273
*	Victoria's Secret & Co.	516,616	43,127
	LKQ Corp.	1,606,680	42,304
*	Caesars Entertainment Inc.	1,353,271	40,842
*	Frontdoor Inc.	485,789	37,692
*	Mohawk Industries Inc.	302,280	36,676
	Pool Corp.	169,452	36,415
	Meritage Homes Corp.	422,476	35,425
	Installed Building Products Inc.	152,850	35,131
*	Life Time Group Holdings Inc.	812,201	33,170
*	Champion Homes Inc.	364,777	32,144
*	Boot Barn Holdings Inc.	192,393	31,604
*	Cavco Industries Inc.	49,084	30,156
*	M/I Homes Inc.	183,326	29,477
	Kontoor Brands Inc.	329,797	27,485
*	Covista Inc.	218,254	27,208
*	Laureate Education Inc.	737,163	26,774
*	Asbury Automotive Group Inc.	131,203	26,382
	Cheesecake Factory Inc.	311,672	24,790
*	Dorman Products Inc.	179,597	24,506
*	Stride Inc.	283,496	24,449
*	Urban Outfitters Inc.	340,309	24,114
	Signet Jewelers Ltd.	257,309	22,180
	Group 1 Automotive Inc.	74,613	21,725
*	Penn Entertainment Inc.	997,614	21,309
	Acushnet Holdings Corp.	176,034	20,865
	Academy Sports & Outdoors Inc.	441,071	20,788
	Patrick Industries Inc.	230,181	20,666
	Advance Auto Parts Inc.	330,080	20,538
	Steven Madden Ltd.	474,680	19,984
	Phinia Inc.	239,790	19,752
*	Bright Horizons Family Solutions Inc.	275,200	19,506
	Dana Inc.	710,236	19,326
	ADT Inc.	2,949,946	19,175
1

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Marriott Vacations Worldwide Corp.	187,017	19,053
*	Callaway Golf Co.	955,909	17,962
	LCI Industries	163,944	17,358
	American Eagle Outfitters Inc.	997,044	17,149
	Red Rock Resorts Inc. Class A	262,977	17,109
*	Versigent plc	376,827	15,831
*	Green Brick Partners Inc.	194,980	15,606
*	Warby Parker Inc. Class A	503,700	15,282
*	Shake Shack Inc. Class A	266,313	14,919
	OneSpaWorld Holdings Ltd.	526,074	14,856
*	LGI Homes Inc.	220,283	14,028
*	Rush Street Interactive Inc. Class A	462,862	13,766
	Perdoceo Education Corp.	418,436	13,390
	Kohl's Corp.	723,319	12,817
	Strategic Education Inc.	159,307	12,206
*	Six Flags Entertainment Corp.	563,858	12,010
*	Under Armour Inc. Class A	1,854,266	11,849
	Carter's Inc.	278,407	11,459
	Century Communities Inc.	159,839	11,454
	Cracker Barrel Old Country Store Inc.	208,620	11,119
	La-Z-Boy Inc.	272,482	10,932
	Monarch Casino & Resort Inc.	82,302	10,832
	Wendy's Co.	1,283,312	10,639
*	Adient plc	565,784	10,399
	Leggett & Platt Inc.	857,424	10,040
	Newell Brands Inc.	1,630,865	10,014
*	Peloton Interactive Inc. Class A	1,606,921	9,497
*	BJ's Restaurants Inc.	150,823	9,160
	Upbound Group Inc.	424,047	8,998
*	Sally Beauty Holdings Inc.	621,945	8,794
	G-III Apparel Group Ltd.	256,555	8,648
	Wolverine World Wide Inc.	522,871	8,643
	Sonic Automotive Inc. Class A	98,153	8,322
*	Universal Technical Institute Inc.	185,932	7,952
*	Pursuit Attractions & Hospitality Inc.	139,259	7,794
*	XPEL Inc.	148,055	7,344
	Buckle Inc.	158,482	6,688
*	National Vision Holdings Inc.	344,961	6,558
*	Gentherm Inc.	178,650	6,094
	Winnebago Industries Inc.	190,286	5,945
	Matthews International Corp. Class A	205,256	5,525
*	Fox Factory Holding Corp.	306,381	5,192
	Winmark Corp.	12,059	5,102
*	MarineMax Inc.	135,061	4,946
	Standard Motor Products Inc.	125,204	4,879
*	Sabre Corp.	2,180,897	4,558
*	Sonos Inc.	332,088	4,493
*	United Parks & Resorts Inc.	65,567	3,130
*	Dauch Corp.	450,365	2,441
	Papa John's International Inc.	65,870	2,422
*	Under Armour Inc. Class C	54,491	339
			1,569,927
Consumer Staples (3.2%)
	Conagra Brands Inc.	2,569,461	34,585
	Lamb Weston Holdings Inc.	789,030	34,070
	PriceSmart Inc.	161,063	31,462
	Cal-Maine Foods Inc.	300,748	24,228
	Campbell's Co.	1,075,836	23,959
*	Chefs' Warehouse Inc.	238,062	22,878
	WD-40 Co.	85,295	20,781
*	Freshpet Inc.	315,167	18,633
*	United Natural Foods Inc.	401,172	18,322
*	Vita Coco Co. Inc.	238,927	15,803
	Andersons Inc.	216,199	14,788
*	Central Garden & Pet Co. Class A	368,480	14,286
	Interparfums Inc.	123,871	13,856
	J & J Snack Foods Corp.	117,408	8,624
	Universal Corp.	161,699	8,436
	Flowers Foods Inc.	949,870	7,504
2

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Reynolds Consumer Products Inc.	236,186	6,342
	Del Monte Corp.	215,228	6,007
	John B Sanfilippo & Son Inc.	62,769	5,397
	Energizer Holdings Inc.	245,802	5,270
*	National Beverage Corp.	154,567	4,822
*	Simply Good Foods Co.	361,842	4,805
	Tootsie Roll Industries Inc.	119,620	4,731
	Edgewell Personal Care Co.	175,187	4,705
*	Grocery Outlet Holding Corp.	309,077	3,085
*	Coty Inc. Class A	1,062,121	2,294
*	Central Garden & Pet Co.	46,960	2,082
			361,755
Energy (4.9%)
	Archrock Inc.	1,110,455	45,207
	Kodiak Gas Services Inc.	563,701	42,351
	SM Energy Co.	1,250,799	32,646
	Magnolia Oil & Gas Corp. Class A	1,236,456	31,629
	Noble Corp. plc	806,865	30,096
*	Oceaneering International Inc.	687,919	27,874
	Liberty Energy Inc. Class A	1,015,963	26,608
	Core Natural Resources Inc.	328,885	26,317
	California Resources Corp.	463,747	24,518
	Cactus Inc. Class A	441,292	22,607
	Patterson-UTI Energy Inc.	2,362,963	21,692
	Helmerich & Payne Inc.	625,963	20,494
	International Seaways Inc.	262,202	20,082
*	Par Pacific Holdings Inc.	341,348	19,143
	Peabody Energy Corp.	779,466	18,021
	Crescent Energy Co. Class A	1,638,985	16,095
*	Tidewater Inc.	226,877	15,117
	Kinetik Holdings Inc. Class A	273,123	13,203
	Northern Oil & Gas Inc.	702,273	12,746
	World Kinect Corp.	348,529	11,481
*	Talos Energy Inc.	770,662	9,949
*	Gulfport Energy Corp.	53,318	9,048
*	Comstock Resources Inc.	590,975	8,817
*	REX American Resources Corp.	189,251	8,545
	Dorian LPG Ltd.	244,190	8,493
*	Helix Energy Solutions Group Inc.	943,032	8,242
	Atlas Energy Solutions Inc.	465,947	7,739
	CVR Energy Inc.	242,548	6,680
	Bristow Group Inc. Class A	160,749	6,642
*	Innovex International Inc.	231,138	5,732
	RPC Inc.	582,427	3,396
	Core Laboratories Inc.	271,152	3,159
			564,369
Financials (18.2%)
*	StoneX Group Inc.	432,189	51,214
	Jackson Financial Inc. Class A	412,293	42,215
	Lincoln National Corp.	1,123,728	39,724
	Atlantic Union Bankshares Corp.	890,813	37,690
*	Enova International Inc.	156,316	37,630
	Ameris Bancorp	406,130	36,657
*	Axos Financial Inc.	369,440	35,980
	Radian Group Inc.	949,916	35,783
	Virtu Financial Inc. Class A	542,562	32,320
	Piper Sandler Cos.	438,364	31,711
	HA Sustainable Infrastructure Capital Inc.	796,113	31,088
	Moelis & Co. Class A	464,092	30,361
	Bread Financial Holdings Inc.	278,906	30,219
	Cathay General Bancorp	487,382	30,213
	Rithm Capital Corp.	3,209,920	30,141
	Fulton Financial Corp.	1,196,367	28,940
	WSFS Financial Corp.	372,600	28,590
	ServisFirst Bancshares Inc.	317,835	27,572
*	Genworth Financial Inc. Class A	2,859,784	27,082
	MarketAxess Holdings Inc.	236,057	26,790
	United Community Banks Inc.	753,035	26,424
	Assured Guaranty Ltd.	329,115	26,382
3

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	BGC Group Inc. Class A	2,431,199	25,990
	First Bancorp	983,975	25,652
	First Hawaiian Inc.	862,891	25,283
	Renasant Corp.	590,229	25,108
	Independent Bank Corp.	286,871	24,017
	Lazard Inc.	565,506	23,717
	Eastern Bankshares Inc.	1,055,648	23,478
	BankUnited Inc.	468,882	22,717
	PJT Partners Inc. Class A	150,465	22,711
	First Interstate BancSystem Inc. Class A	587,612	22,658
	Community Financial System Inc.	328,057	22,019
	Victory Capital Holdings Inc. Class A	258,374	21,719
*	Palomar Holdings Inc.	171,305	21,651
*	NCR Atleos Corp.	495,752	21,521
	WaFd Inc.	538,891	20,677
*	Dave Inc.	54,901	20,456
	Bank of Hawaii Corp.	244,440	19,919
*	NMI Holdings Inc. Class A	480,866	19,759
	First Financial Bancorp	566,421	19,162
*	Remitly Global Inc.	853,383	19,124
	Mercury General Corp.	179,041	19,089
	Trustmark Corp.	410,870	18,904
	Blackstone Mortgage Trust Inc. Class A	1,114,667	18,894
	Provident Financial Services Inc.	796,036	18,818
	First Bancorp (XNGS)	287,867	18,403
	StepStone Group Inc. Class A	443,206	18,331
	Park National Corp.	99,956	18,291
	CVB Financial Corp.	802,485	18,096
*	Sezzle Inc.	104,350	17,910
	Banc of California Inc.	872,895	17,833
	WesBanco Inc.	448,560	17,507
	Seacoast Banking Corp. of Florida	524,962	17,455
	Western Union Co.	2,249,433	17,321
*	Customers Bancorp Inc.	213,887	16,918
*	Credit Acceptance Corp.	26,431	16,830
*	Bancorp Inc.	267,873	16,780
	NBT Bancorp Inc.	332,798	16,430
	Banner Corp.	231,628	15,389
*	Encore Capital Group Inc.	162,945	15,201
	Beacon Financial Corp.	498,512	15,180
	Simmons First National Corp. Class A	659,637	14,941
	Artisan Partners Asset Management Inc. Class A	427,839	14,773
*	SiriusPoint Ltd.	614,359	14,745
	First Commonwealth Financial Corp.	717,767	14,592
	BancFirst Corp.	129,051	14,341
	City Holding Co.	107,567	14,268
	FB Financial Corp.	256,788	14,213
	Nicolet Bankshares Inc.	84,896	14,041
	Acadian Asset Management Inc.	192,766	13,787
	ARMOUR Residential REIT Inc.	786,866	13,731
	Horace Mann Educators Corp.	262,452	13,556
	OFG Bancorp	273,571	13,424
	Walker & Dunlop Inc.	236,824	12,954
	Cohen & Steers Inc.	169,012	12,869
	Stewart Information Services Corp.	194,263	12,825
	S&T Bancorp Inc.	257,608	12,643
*	Triumph Financial Inc.	163,065	12,443
*	EZCORP Inc. Class A	357,957	12,375
	WisdomTree Inc.	726,654	12,310
	EVERTEC Inc.	442,134	12,282
	PROG Holdings Inc.	262,745	12,247
	Stellar Bancorp Inc.	307,763	12,101
	Pathward Financial Inc.	137,648	11,984
	Northwest Bancshares Inc.	776,352	11,770
	National Bank Holdings Corp. Class A	262,693	11,671
	Hilltop Holdings Inc.	269,508	10,452
	HCI Group Inc.	58,423	10,239
	Dime Commercial Bancshares Inc.	242,164	9,844
	Two Harbors Investment Corp.	780,943	9,692
*	Payoneer Global Inc.	1,345,793	9,582
4

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Westamerica Bancorp	162,776	9,550
	Employers Holdings Inc.	184,697	9,324
	Preferred Bank	86,057	9,144
	Hope Bancorp Inc.	656,643	8,983
*	Goosehead Insurance Inc. Class A	171,738	8,329
	Enact Holdings Inc.	164,569	7,522
	Kemper Corp.	275,321	7,423
*	Donnelley Financial Solutions Inc.	174,770	7,332
	Ellington Financial Inc.	537,769	7,319
	Safety Insurance Group Inc.	93,968	7,034
	PennyMac Mortgage Investment Trust	618,231	6,974
	United Fire Group Inc.	130,650	6,851
	Tompkins Financial Corp.	71,584	6,766
	Lakeland Financial Corp.	109,327	6,748
	Central Pacific Financial Corp.	171,586	6,555
	Southside Bancshares Inc.	175,617	6,180
	Virtus Investment Partners Inc.	42,350	6,077
	Redwood Trust Inc.	1,274,197	6,040
	Adamas Trust Inc.	634,660	5,953
	Merchants Bancorp	117,459	5,873
	TrustCo Bank Corp.	105,520	5,794
	Hanmi Financial Corp.	163,938	5,312
*	World Acceptance Corp.	23,471	5,254
	Arbor Realty Trust Inc.	866,564	4,697
	Heritage Financial Corp.	149,298	4,422
	Eagle Bancorp Inc.	148,404	4,213
*	Trupanion Inc.	148,676	3,683
	Capitol Federal Financial Inc.	353,634	3,009
	Franklin BSP Realty Trust Inc.	197,254	1,606
	F&G Annuities & Life Inc.	51,546	1,371
	AMERISAFE Inc.	33,573	1,136
	Navient Corp.	37,752	321
			2,089,134
Health Care (12.0%)
*	Molina Healthcare Inc.	316,112	72,295
*	BrightSpring Health Services Inc.	902,155	62,915
*	Krystal Biotech Inc.	164,144	61,007
*	Alkermes plc	1,075,769	56,365
*	Corcept Therapeutics Inc.	615,785	53,543
*	Glaukos Corp.	373,062	52,139
*	Protagonist Therapeutics Inc.	400,021	49,035
*	TG Therapeutics Inc.	879,130	48,299
*	PTC Therapeutics Inc.	511,087	41,689
*	Ligand Pharmaceuticals Inc.	125,112	39,547
	Teleflex Inc.	292,869	37,124
*	Liquidia Corp.	388,092	30,943
*	Indivior Pharmaceuticals Inc.	751,723	30,843
*	Veracyte Inc.	508,317	29,853
*	Merit Medical Systems Inc.	397,984	27,596
*	RadNet Inc.	441,035	27,199
*	ICU Medical Inc.	161,143	23,624
*	Catalyst Pharmaceuticals Inc.	746,249	23,455
*	Integer Holdings Corp.	235,014	21,962
	Concentra Group Holdings Parent Inc.	726,934	21,626
*	Acadia Healthcare Co. Inc.	715,290	21,123
*	ACADIA Pharmaceuticals Inc.	812,021	20,544
*	Alignment Healthcare Inc.	838,314	19,960
*	Privia Health Group Inc.	699,681	18,003
*	Supernus Pharmaceuticals Inc.	375,471	17,463
	Organon & Co.	1,231,414	16,673
	National HealthCare Corp.	78,191	16,526
*	Waystar Holding Corp.	726,105	14,907
*	Arcus Biosciences Inc.	483,501	14,906
*	Progyny Inc.	505,624	14,577
*	TransMedics Group Inc.	215,800	14,333
*	Prestige Consumer Healthcare Inc.	299,256	14,146
*	Astrana Health Inc.	303,692	14,094
*	Vericel Corp.	312,865	13,919
*	Pediatrix Medical Group Inc.	542,433	13,740
5

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Neogen Corp.	1,520,568	13,670
	LeMaitre Vascular Inc.	139,597	13,396
*	UFP Technologies Inc.	50,228	13,317
*	NeoGenomics Inc.	912,240	13,310
*	ADMA Biologics Inc.	1,565,647	13,104
*	Sarepta Therapeutics Inc.	699,514	12,570
*	Amneal Pharmaceuticals Inc.	722,603	12,508
*	Addus HomeCare Corp.	118,535	11,909
*	CorVel Corp.	184,886	11,559
	Perrigo Co. plc	1,042,191	10,828
*	Omnicell Inc.	259,982	10,794
*	AMN Healthcare Services Inc.	293,098	9,488
*	ANI Pharmaceuticals Inc.	113,708	9,413
*	Innoviva Inc.	403,080	9,154
*	Harmony Biosciences Holdings Inc.	250,884	9,135
*	STAAR Surgical Co.	312,373	8,962
*	BioLife Solutions Inc.	298,958	8,443
*	LifeStance Health Group Inc.	783,784	8,394
*	Collegium Pharmaceutical Inc.	224,654	8,133
*	Azenta Inc.	311,095	7,939
*	QuidelOrtho Corp.	436,998	7,654
*	Fortrea Holdings Inc.	437,335	7,610
	CONMED Corp.	229,664	7,517
*	Enovis Corp.	341,703	7,073
	US Physical Therapy Inc.	101,104	6,944
*	Vir Biotechnology Inc.	677,373	6,902
*	Tandem Diabetes Care Inc.	454,971	6,866
*	Pacira BioSciences Inc.	253,547	6,433
*	Xencor Inc.	391,755	6,307
*	AdaptHealth Corp. Class A	596,140	6,212
*	Artivion Inc.	256,182	5,756
*	Avanos Medical Inc.	230,982	5,747
*	Amphastar Pharmaceuticals Inc.	269,433	5,437
*	Certara Inc.	685,993	4,493
	HealthStream Inc.	158,901	4,330
	Phibro Animal Health Corp. Class A	132,439	4,159
*	Schrodinger Inc.	196,829	3,199
*	Inspire Medical Systems Inc.	68,801	3,069
*	Integra LifeSciences Holdings Corp.	153,769	2,762
			1,380,469
Industrials (17.1%)
	Argan Inc.	83,416	66,612
	ESCO Technologies Inc.	163,778	57,329
*	Everus Construction Group Inc.	332,471	55,174
	Enpro Inc.	138,933	52,368
	Federal Signal Corp.	406,322	52,208
*	MYR Group Inc.	103,352	51,717
	Powell Industries Inc.	179,694	51,457
	Arcosa Inc.	324,312	47,119
	JBT Marel Corp.	319,596	46,341
	Zurn Elkay Water Solutions Corp.	900,775	45,516
	Armstrong World Industries Inc.	277,977	44,593
*	Gates Industrial Corp. plc	1,515,943	42,401
	Granite Construction Inc.	264,868	41,870
*	Mercury Systems Inc.	330,758	40,462
	Matson Inc.	201,651	38,763
	VSE Corp.	166,559	38,059
*	AAR Corp.	251,827	35,994
	Paycom Software Inc.	281,266	35,350
*	Casella Waste Systems Inc. Class A	357,767	34,693
*	Lyft Inc. Class A	2,327,716	34,008
*	RXO Inc.	1,110,066	30,627
	AZZ Inc.	194,532	30,162
	Franklin Electric Co. Inc.	267,295	28,651
	Rush Enterprises Inc. Class A	391,879	28,601
*	OPENLANE Inc.	692,264	28,549
*	Resideo Technologies Inc.	894,325	27,813
	Primoris Services Corp.	276,734	27,430
	Standex International Corp.	76,646	27,414
6

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	GEO Group Inc.	916,550	27,084
	WillScot Holdings Corp.	936,404	27,025
*	SkyWest Inc.	270,691	26,888
	Mueller Water Products Inc. Class A	1,005,971	25,984
	Brady Corp. Class A	275,985	25,272
	UniFirst Corp.	91,838	24,287
	Griffon Corp.	247,445	24,133
	CSW Industrials Inc.	82,964	23,089
	Atmus Filtration Technologies Inc.	433,110	22,084
	Korn Ferry	330,094	21,978
*	Amentum Holdings Inc.	996,603	20,600
	ArcBest Corp.	141,352	20,290
*	Sunrun Inc.	1,509,271	20,194
	Boise Cascade Co.	248,430	19,286
*	CoreCivic Inc.	632,771	19,224
*	Hayward Holdings Inc.	1,058,216	18,318
	Hub Group Inc. Class A	417,575	18,286
	Trinity Industries Inc.	524,842	18,149
	ABM Industries Inc.	409,591	18,120
	Kadant Inc.	56,343	17,705
	Werner Enterprises Inc.	403,102	17,579
	Pitney Bowes Inc.	962,940	16,871
	Kennametal Inc.	459,342	16,100
*	Allegiant Travel Co.	134,698	15,840
	Albany International Corp. Class A	204,509	15,236
	HNI Corp.	348,549	14,085
*	Masterbrand Inc.	1,360,790	14,003
	Robert Half Inc.	452,184	13,882
*	DNOW Inc.	1,061,439	13,767
	Interface Inc. Class A	377,005	13,512
*	DXP Enterprises Inc.	80,042	13,506
	Enerpac Tool Group Corp. Class A	368,205	13,204
*	Proto Labs Inc.	155,606	12,683
	ManpowerGroup Inc.	357,836	12,084
*	JetBlue Airways Corp.	2,085,937	11,952
	Alamo Group Inc.	71,597	11,777
*	Vestis Corp.	809,024	11,747
*	Healthcare Services Group Inc.	472,243	11,598
	Insperity Inc.	272,355	11,251
	Tennant Co.	126,911	11,110
	Schneider National Inc. Class B	300,036	10,960
	Worthington Enterprises Inc.	199,913	10,747
	Greenbrier Cos. Inc.	214,811	10,528
	Millerknoll Inc.	485,474	9,933
	Lindsay Corp.	74,254	9,193
*	Gibraltar Industries Inc.	203,668	9,185
	Astec Industries Inc.	141,470	8,657
	Apogee Enterprises Inc.	154,830	7,082
	Marten Transport Ltd.	384,564	6,672
	Quanex Building Products Corp.	350,322	6,523
*	Liquidity Services Inc.	153,557	6,007
	Deluxe Corp.	220,055	5,255
	Heartland Express Inc.	250,579	3,814
	National Presto Industries Inc.	29,959	3,745
*	First Advantage Corp.	175,727	3,172
	Concentrix Corp.	116,129	2,602
*	Legalzoom.com Inc.	298,899	1,832
*	Upwork Inc.	87,376	730
*	Verra Mobility Corp. Class A	49	—
*	Hertz Global Holdings Inc.	6	—
			1,967,701
Information Technology (14.0%)
*	FormFactor Inc.	502,173	80,313
*	Viasat Inc.	839,203	75,369
*	MaxLinear Inc. Class A	513,051	65,686
	Ralliant Corp.	728,313	53,626
*	Plexus Corp.	169,407	50,936
	Vishay Intertechnology Inc.	852,722	45,859
*	Qorvo Inc.	479,014	44,678
7

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Kulicke & Soffa Industries Inc.	330,930	44,265
*	Ultra Clean Holdings Inc.	304,604	43,433
*	Enphase Energy Inc.	848,851	41,797
*	ACM Research Inc. Class A	312,715	39,680
*	Axcelis Technologies Inc.	194,154	36,782
*	ACI Worldwide Inc.	688,532	34,626
*	Diodes Inc.	309,016	33,819
	Clear Secure Inc. Class A	606,651	33,809
*	MARA Holdings Inc.	2,394,525	33,260
	Power Integrations Inc.	373,054	31,247
*	Extreme Networks Inc.	910,232	29,464
	Badger Meter Inc.	195,183	28,961
*	Veeco Instruments Inc.	382,054	28,960
*	Life360 Inc.	487,619	26,995
*	Cleanspark Inc.	1,852,114	26,948
*	Mirion Technologies Inc. Class A	1,498,059	26,860
*	Ichor Holdings Ltd.	232,912	26,151
*	Itron Inc.	298,362	25,817
*	Penguin Solutions Inc.	331,395	25,189
*	Box Inc. Class A	933,226	24,768
*	Knowles Corp.	573,530	23,790
*	Impinj Inc.	165,102	23,648
	Benchmark Electronics Inc.	237,736	23,457
*	Insight Enterprises Inc.	192,333	23,426
	Adeia Inc.	710,677	23,403
*	EPAM Systems Inc.	293,863	23,318
*	Cohu Inc.	301,910	22,314
*	Teradata Corp.	624,072	21,624
*	OSI Systems Inc.	97,932	21,418
*	SolarEdge Technologies Inc.	349,399	20,419
*	Digi International Inc.	250,836	18,800
*	Rogers Corp.	110,104	18,027
	RingCentral Inc. Class A	451,520	17,600
*	Q2 Holdings Inc.	359,217	17,278
	A10 Networks Inc.	456,820	17,067
*	LiveRamp Holdings Inc.	429,298	16,159
*	Agilysys Inc.	149,813	15,655
*	Alarm.com Holdings Inc.	319,762	14,939
*	SPS Commerce Inc.	257,583	14,726
*	Diebold Nixdorf Inc.	165,889	14,104
*	Calix Inc.	375,581	14,017
*	PDF Solutions Inc.	197,009	13,946
	ePlus Inc.	165,358	13,763
	CTS Corp.	207,114	13,502
*	NetScout Systems Inc.	298,330	12,992
*	Harmonic Inc.	793,299	12,955
*	Photronics Inc.	373,549	12,152
*	Progress Software Corp.	295,627	9,927
*	Arlo Technologies Inc.	666,914	8,990
*	ScanSource Inc.	129,081	6,724
*	BlackLine Inc.	223,628	6,277
*	DXC Technology Co.	631,398	5,588
	PC Connection Inc.	71,403	5,212
*	NCR Voyix Corp.	613,967	5,016
	Napco Security Technologies Inc.	130,746	4,966
*	Everforth Inc.	237,093	4,237
*	Sprinklr Inc. Class A	626,455	3,233
*	Alpha & Omega Semiconductor Ltd.	41,047	1,943
*	N-able Inc.	259,450	952
*	Blackbaud Inc.	22,920	679
			1,607,541
Materials (4.4%)
	Element Solutions Inc.	1,425,504	68,068
	Eastman Chemical Co.	782,185	52,391
	Materion Corp.	131,144	39,001
	Balchem Corp.	211,028	35,653
	Sensient Technologies Corp.	278,033	34,279
	Celanese Corp.	727,821	33,480
	Warrior Met Coal Inc.	342,144	27,768
8

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Chemours Co.	1,092,518	22,418
	HB Fuller Co.	363,290	21,176
	Kaiser Aluminum Corp.	97,286	19,032
	Hawkins Inc.	130,140	18,493
*	Ingevity Corp.	223,457	16,686
*	Century Aluminum Co.	351,684	16,181
	Minerals Technologies Inc.	211,859	15,671
	Innospec Inc.	166,911	13,585
	Quaker Chemical Corp.	77,856	12,369
	Sylvamo Corp.	230,748	8,722
*	Alpha Metallurgical Resources Inc.	42,874	7,072
	Worthington Steel Inc.	210,309	7,062
	Koppers Holdings Inc.	143,322	6,435
	Stepan Co.	112,072	6,245
	FMC Corp.	496,251	5,707
*	Metallus Inc.	276,189	5,162
*	O-I Glass Inc.	508,843	4,900
	United States Lime & Minerals Inc.	15,287	1,600
			499,156
Real Estate (6.5%)
	Ryman Hospitality Properties Inc.	398,926	51,282
	Terreno Realty Corp.	660,048	42,751
	Macerich Co.	1,685,054	42,447
	Essential Properties Realty Trust Inc.	1,244,816	37,158
	Phillips Edison & Co. Inc.	841,838	35,037
	Tanger Inc.	790,287	31,193
	Outfront Media Inc.	906,363	29,692
	Millrose Properties Inc.	976,176	29,334
	Apple Hospitality REIT Inc.	1,469,432	24,701
	SL Green Realty Corp.	476,365	24,661
	Highwoods Properties Inc.	719,523	21,701
*	Cushman & Wakefield Ltd.	1,569,053	21,010
	LXP Industrial Trust	379,213	20,432
	Urban Edge Properties	857,583	19,621
	Broadstone Net Lease Inc.	935,000	19,326
	Curbline Properties Corp.	614,178	18,671
	Medical Properties Trust Inc.	3,931,087	18,162
	National Health Investors Inc.	226,815	17,297
	Acadia Realty Trust	812,706	16,994
	St. Joe Co.	268,170	16,795
	DiamondRock Hospitality Co.	1,335,812	16,270
	Pebblebrook Hotel Trust	816,022	15,839
	Four Corners Property Trust Inc.	625,086	15,346
	Sunstone Hotel Investors Inc.	1,307,201	14,967
	Xenia Hotels & Resorts Inc.	694,775	14,146
	Douglas Emmett Inc.	1,149,214	13,561
	Global Net Lease Inc.	1,420,350	12,698
	InvenTrust Properties Corp.	329,180	11,653
	LTC Properties Inc.	289,165	11,118
	Getty Realty Corp.	314,029	10,476
	JBG SMITH Properties	601,996	8,831
	American Assets Trust Inc.	335,051	8,272
	NETSTREIT Corp.	333,416	7,045
	Whitestone REIT	345,025	6,542
	Centerspace	115,866	6,511
	Innovative Industrial Properties Inc.	97,012	6,013
	Easterly Government Properties Inc. Class A	220,645	5,501
	Marcus & Millichap Inc.	168,410	5,249
	Safehold Inc.	308,851	4,849
	NexPoint Residential Trust Inc.	168,444	4,703
	Saul Centers Inc.	77,667	2,904
	AGNT Inc.	184,940	1,001
			741,760
Utilities (1.9%)
	MDU Resources Group Inc.	1,292,589	27,416
	Clearway Energy Inc. Class C	779,990	26,660
	Otter Tail Corp.	281,486	25,328
	California Water Service Group	447,840	21,787
	American States Water Co.	247,989	20,491
9

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Avista Corp.	498,195	20,381
	MGE Energy Inc.	237,478	19,364
	Chesapeake Utilities Corp.	151,565	18,564
*	Hawaiian Electric Industries Inc.	972,886	13,163
	H2O America	170,225	10,344
	Northwest Natural Holding Co.	210,613	10,333
	Unitil Corp.	122,902	6,476
	Middlesex Water Co.	60,713	3,410
			223,717
Total Common Stocks (Cost $6,667,728)			11,412,857
Rights (0.0%)
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
Total Rights (Cost $—)			—
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund, 3.682% (Cost $47,249)	472,542	47,249
Total Investments (99.9%) (Cost $6,714,977)			11,460,106
Other Assets and Liabilities—Net (0.1%)			14,480
Net Assets (100%)			11,474,586

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	404	61,521	1,433
See accompanying Notes, which are an integral part of the Financial Statements.
10

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,667,728)	11,412,857
Affiliated Issuers (Cost $47,249)	47,249
Total Investments in Securities	11,460,106
Investment in Vanguard	229
Cash	397
Cash Collateral Pledged—Futures Contracts	3,940
Receivables for Investment Securities Sold	14,633
Receivables for Accrued Income	8,911
Receivables for Capital Shares Issued	614
Variation Margin Receivable—Futures Contracts	270
Total Assets	11,489,100
Liabilities
Payables for Investment Securities Purchased	11,753
Payables for Capital Shares Redeemed	2,541
Payables to Vanguard	220
Total Liabilities	14,514
Net Assets	11,474,586
At June 30, 2026, net assets consisted of:

Paid-in Capital	7,448,807
Total Distributable Earnings (Loss)	4,025,779
Net Assets	11,474,586

Admiral™ Shares—Net Assets
Applicable to 84,371,178 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,226,144
Net Asset Value Per Share—Admiral Shares	$121.20

Institutional Shares—Net Assets
Applicable to 10,277,101 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,248,442
Net Asset Value Per Share—Institutional Shares	$121.48
See accompanying Notes, which are an integral part of the Financial Statements.
11

Tax-Managed Small-Cap Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends	64,307
Interest[1]	569
Total Income	64,876
Expenses
The Vanguard Group—Note C
Investment Advisory Services	24
Management and Administrative—Admiral Shares	2,234
Management and Administrative—Institutional Shares	172
Marketing and Distribution—Admiral Shares	230
Marketing and Distribution—Institutional Shares	10
Custodian Fees	55
Shareholders’ Reports—Admiral Shares	28
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Other Expenses	5
Total Expenses	2,762
Net Investment Income	62,114
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	552,594
Futures Contracts	9,112
Realized Net Gain (Loss)	561,706
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,622,397
Futures Contracts	1,640
Change in Unrealized Appreciation (Depreciation)	1,624,037
Net Increase (Decrease) in Net Assets Resulting from Operations	2,247,857

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $483, ($5), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $673,554 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,114	108,660
Realized Net Gain (Loss)	561,706	309,982
Change in Unrealized Appreciation (Depreciation)	1,624,037	87,139
Net Increase (Decrease) in Net Assets Resulting from Operations	2,247,857	505,781
Distributions
Admiral Shares	(66,196)	(109,425)
Institutional Shares	(8,174)	(13,412)
Total Distributions	(74,370)	(122,837)
Capital Share Transactions
Admiral Shares	(107,984)	(437,945)
Institutional Shares	(8,594)	(21,282)
Net Increase (Decrease) from Capital Share Transactions	(116,578)	(459,227)
Total Increase (Decrease)	2,056,909	(76,283)
Net Assets
Beginning of Period	9,417,677	9,493,960
End of Period	11,474,586	9,417,677
See accompanying Notes, which are an integral part of the Financial Statements.
13

Tax-Managed Small-Cap Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$98.31	$94.06	$87.91	$77.06	$93.29	$74.30
Investment Operations
Net Investment Income[1]	.650	1.102	1.493	1.311	1.153	1.090
Net Realized and Unrealized Gain (Loss) on Investments	23.023	4.404	6.016	10.854	(16.221)	18.985
Total from Investment Operations	23.673	5.506	7.509	12.165	(15.068)	20.075
Distributions
Dividends from Net Investment Income	(.783 )	(1.256)	(1.359)	(1.315)	(1.162)	(1.085)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.783 )	(1.256)	(1.359)	(1.315)	(1.162)	(1.085)
Net Asset Value, End of Period	$121.20	$98.31	$94.06	$87.91	$77.06	$93.29
Total Return[2]	24.18%	5.93%	8.61%	15.95%	-16.14%	27.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,226	$8,396	$8,493	$8,048	$7,150	$8,631
Ratio of Total Expenses to Average Net Assets	0.06%	0.09%	0.09%	0.09%	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	1.36%	1.20%	1.65%	1.64%	1.41%	1.22%
Portfolio Turnover Rate[4]	12%	18%	14%	20%	10%	9%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Tax-Managed Small-Cap Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$98.53	$94.27	$88.11	$77.23	$93.50	$74.47
Investment Operations
Net Investment Income[1]	.666	1.143	1.525	1.346	1.180	1.126
Net Realized and Unrealized Gain (Loss) on Investments	23.081	4.403	6.024	10.876	(16.261)	19.019
Total from Investment Operations	23.747	5.546	7.549	12.222	(15.081)	20.145
Distributions
Dividends from Net Investment Income	(.797 )	(1.286)	(1.389)	(1.342)	(1.189)	(1.115)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.797 )	(1.286)	(1.389)	(1.342)	(1.189)	(1.115)
Net Asset Value, End of Period	$121.48	$98.53	$94.27	$88.11	$77.23	$93.50
Total Return	24.20%	5.96%	8.64%	15.99%	-16.12%	27.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,248	$1,022	$1,001	$928	$752	$889
Ratio of Total Expenses to Average Net Assets	0.03%	0.06%	0.06%	0.06%	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.24%	1.68%	1.68%	1.44%	1.26%
Portfolio Turnover Rate[3]	12%	18%	14%	20%	10%	9%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
16

Tax-Managed Small-Cap Fund
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $229,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,412,857	—	—	11,412,857
Rights	—	—	—	—
Temporary Cash Investments	47,249	—	—	47,249
Total	11,460,106	—	—	11,460,106

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,433	—	—	1,433

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,730,003
Gross Unrealized Appreciation	5,081,226
Gross Unrealized Depreciation	(349,690)
Net Unrealized Appreciation (Depreciation)	4,731,536
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $1,257,951,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $1,955,452,000 of investment securities and sold $1,178,211,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $916,119,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $64,325,000 and sales were $1,219,000, resulting in net realized gain of $195,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
17

Tax-Managed Small-Cap Fund
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,131,696	10,695	1,396,480	14,696
Issued in Lieu of Cash Distributions	41,609	384	70,850	760
Redeemed	(1,281,289)	(12,110)	(1,905,275)	(20,353)
Net Increase (Decrease)—Admiral Shares	(107,984)	(1,031)	(437,945)	(4,897)
Institutional Shares
Issued	39,109	358	56,252	602
Issued in Lieu of Cash Distributions	4,195	39	7,356	79
Redeemed	(51,898)	(492)	(84,890)	(926)
Net Increase (Decrease)—Institutional Shares	(8,594)	(95)	(21,282)	(245)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q99452 082026
18

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements - Tax-Managed Capital Appreciation Fund and Tax-Managed Small-Cap Fund

A majority of independent trustees of the board of Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Tax-Managed Balanced Fund

A majority of independent trustees of the board of Vanguard Tax-Managed Balanced Fund (Trustees) renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group and Global Equity Index Management team (GE), now within VCM, adhere to the same sound, disciplined investment management process and have considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group and GE, in their management of Vanguard funds, including the fund, have track records of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD tax-managed FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD tax-managed FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

VANGUARD tax-managed FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.